 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

811-05518

Investment Company Act file number:

THE RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street,

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Salvatore Faia, President

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5366

Date of fiscal year end: August 31

Date of reporting period: November 30, 2019

Item 1. Schedule of Investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 81.2%
U.S. TREASURY OBLIGATIONS - 81.2%
U.S. Treasury Bills	1.491%	12/05/19	$37,578	$37,573,603
U.S. Treasury Bills	2.179%	12/12/19	8,405	8,401,328
U.S. Treasury Bills	2.044%	12/19/19	8,040	8,034,380
U.S. Treasury Bills	2.102%	12/26/19	14,695	14,679,935
U.S. Treasury Bills	2.105%	01/02/20	18,649	18,624,028
U.S. Treasury Bills	2.069%	01/09/20	37,270	37,208,564
U.S. Treasury Bills	2.039%	01/16/20	4,269	4,260,689
U.S. Treasury Bills	2.082%	01/23/20	6,908	6,892,458
U.S. Treasury Bills	1.947%	01/30/20	29,368	29,292,227
U.S. Treasury Bills	1.938%	02/06/20	17,772	17,721,335
U.S. Treasury Bills	1.891%	02/13/20	31,484	31,385,363
U.S. Treasury Bills	1.877%	02/20/20	13,110	13,064,771
U.S. Treasury Bills	1.871%	02/27/20	58,242	58,023,836
U.S. Treasury Bills	1.859%	03/05/20	4,412	4,394,057
U.S. Treasury Bills	1.854%	03/12/20	1,842	1,833,964
U.S. Treasury Bills	1.891%	03/19/20	18,635	18,548,879
U.S. Treasury Bills	1.854%	03/26/20	8,497	8,454,792
U.S. Treasury Bills	1.664%	04/02/20	53,795	53,512,882
U.S. Treasury Bills	1.629%	04/09/20	4,662	4,635,918
U.S. Treasury Bills	1.607%	04/16/20	11,008	10,943,739
U.S. Treasury Bills	1.627%	04/23/20	20,573	20,445,822
U.S. Treasury Bills	1.542%	04/30/20	45,936	45,638,659
U.S. Treasury Bills	1.553%	05/07/20	46,378	46,063,991
U.S. Treasury Bills	1.558%	05/14/20	59,636	59,211,509
U.S. Treasury Bills	1.568%	05/21/20	11,960	11,871,802
				570,718,531
TOTAL SHORT-TERM INVESTMENTS
(Cost $570,545,033)				570,718,531
TOTAL PURCHASED OPTIONS - 0.0%**
(Cost $787,129)				64,281
TOTAL INVESTMENTS - 81.2%
(Cost $571,332,162)				570,782,812

OTHER ASSETS IN EXCESS OF LIABILITIES - 18.8%				132,008,021
NET ASSETS - 100.0%				$702,790,833

*	Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
**	See page 8 for detailed information regarding the Purchased Options.

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

Futures contracts outstanding as of November 30, 2019 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Dec-19	11	$1,005,301	$(10,528)
3-Month Euro Euribor	Mar-21	62	17,077,820	(19,116)
3-Month Euro Euribor	Jun-21	2	550,897	(578)
3-Month Euro Euribor	Sep-21	4	1,101,795	(55)
3-Month Euro Euribor	Dec-21	3	826,346	(317)
3-Month Euro Euribor	Mar-22	6	1,652,692	(2,107)
3-Month Euro Euribor	Jun-22	7	1,928,141	(1,859)
3-Month Euro Euribor	Sep-22	3	826,346	(124)
3-Month Euro Euribor	Mar-23	1	275,449	-
90-DAY Bank Bill	Mar-20	117	79,138,540	(1,413)
90-DAY Bank Bill	Jun-20	638	431,541,781	31,915
90-DAY Bank Bill	Sep-20	107	72,374,562	9,974
90-DAY Bank Bill	Dec-20	68	45,995,049	5,651
90-DAY Bank Bill	Mar-21	49	33,143,491	2,609
90-DAY Bank Bill	Jun-21	34	22,997,524	2,160
90-DAY Eurodollar Futures	Jun-20	505	126,250,000	(42,700)
90-DAY Eurodollar Futures	Sep-20	215	53,750,000	(26,313)
90-DAY Eurodollar Futures	Dec-20	532	133,000,000	(10,250)
90-DAY Eurodollar Futures	Jun-21	31	7,750,000	(4,325)
90-DAY Eurodollar Futures	Sep-21	256	64,000,000	(21,825)
90-DAY Eurodollar Futures	Dec-21	31	7,750,000	(3,700)
90-DAY Eurodollar Futures	Mar-22	30	7,500,000	(2,638)
90-DAY Eurodollar Futures	Jun-22	2	500,000	(813)
90-DAY Eurodollar Futures	Sep-22	215	53,750,000	(33,813)
90-DAY Eurodollar Futures	Dec-22	6	1,500,000	(388)
90-DAY Eurodollar Futures	Mar-23	2	500,000	(700)
90-DAY Eurodollar Futures	Jun-23	2	500,000	(113)
90-DAY Eurodollar Futures	Dec-23	2	500,000	(25)
90-DAY Eurodollar Futures	Mar-24	2	500,000	(300)
90-DAY Sterling Futures	Jun-20	662	107,019,994	259
90-DAY Sterling Futures	Sep-20	860	139,028,996	(166,503)
90-DAY Sterling Futures	Dec-20	453	73,232,715	(45,144)
90-DAY Sterling Futures	Mar-21	493	79,699,180	(120,155)
90-DAY Sterling Futures	Jun-21	82	13,256,253	(12,270)
90-DAY Sterling Futures	Dec-21	60	9,699,697	(9,190)
90-DAY Sterling Futures	Mar-22	51	8,244,743	(10,120)
90-DAY Sterling Futures	Jun-22	5	808,308	(1,075)
Amsterdam Index Futures	Dec-19	136	17,898,278	25,458
Australian 10-Year Bond Futures	Dec-19	243	16,436,466	159,960
Australian 3-Year Bond Futures	Dec-19	1,179	79,747,298	29,932
Bank Acceptance Futures	Sep-20	33	6,210,946	(4,959)
Bank Acceptance Futures	Dec-20	37	6,963,788	(3,642)
Bank Acceptance Futures	Mar-21	19	3,575,999	(1,092)
Bank Acceptance Futures	Jun-21	11	2,070,315	(1,110)
Bank Acceptance Futures	Sep-21	7	1,317,473	(245)
Brent Crude Futures	Feb-20	74	4,476,260	(110,890)
Brent Crude Futures	Mar-20	5	299,250	(9,610)
Brent Crude Futures	Apr-20	1	59,350	(880)
Brent Crude Oil Last Day	Feb-20	2	120,980	(4,670)
CAC40 10 Euro Futures	Dec-19	562	36,527,121	(5,430)
Canadian 10-Year Bond Futures	Dec-19	2	150,568	256
Canadian 10-Year Bond Futures	Mar-20	240	18,068,207	12,475
Cocoa Futures	Mar-20	58	1,489,440	(24,890)
Cocoa Futures	May-20	42	1,086,960	(11,810)
Cocoa Futures ICE	Mar-20	46	1,119,035	(7,023)
Cocoa Futures ICE	May-20	1	24,016	(556)
Cocoa Futures ICE	Jul-20	1	23,797	(543)
Coffee 'C' Futures	May-20	5	227,344	6,338
Coffee 'C' Futures	Jul-20	3	138,544	1,313
Copper Futures	Mar-20	58	3,859,175	(16,906)
DAX Index Futures	Dec-19	152	55,460,716	1,995,433
DAX-Mini Futures	Dec-19	3	218,924	273
DJIA Mini E-CBOT	Dec-19	247	34,670,155	556,805
Dollar Index	Dec-19	228	22,800,000	(19,220)
E-Mini Crude Oil	Jan-20	3	82,755	(4,608)
Euro BUXL 30-Year Bond Futures	Dec-19	12	1,322,154	(27,060)
Euro BUXL 30-Year Bond Futures	Mar-20	1	110,179	(132)
Euro STOXX 50	Dec-19	873	35,608,312	1,346,889
Euro-BTP Futures	Dec-19	93	10,246,692	(310,871)
Euro-Bund Futures	Dec-19	71	7,822,743	(185,399)
Euro-Bund Futures	Mar-20	7	771,256	(1,366)
Euro-Oat Futures	Dec-19	169	18,620,333	(525,611)
Euro-Oat Futures	Mar-20	2	220,359	(441)
Euro-Schatz Futures	Dec-19	397	43,741,255	(260,128)
FTSE 100 Index Futures	Dec-19	553	52,673,819	285,074
FTSE China A50 Index	Dec-19	43	583,940	(11,556)
FTSE/MIB Index Futures	Dec-19	77	9,872,197	332,197
Gasoline RBOB Futures	Jan-20	31	2,071,482	327,908
Gasoline RBOB Futures	Feb-20	3	200,945	(2,839)
Gasoline RBOB Futures	Mar-20	2	134,744	(1,915)
Gasoline RBOB Futures	Apr-20	1	74,294	(1,201)
GBP Currency Futures	Dec-19	248	20,046,041	89,706
Gold 100 Oz Futures	Feb-20	31	4,565,370	19,990
Gold 100 Oz Futures	Apr-20	1	147,810	940
Hang Seng China Enterprises Index Futures	Dec-19	6	394,688	(13,624)
IBEX 35 Index Futures	Dec-19	34	3,493,278	61,344
INR/USD Futures	Dec-19	1	27,879	(26)
JPN 10-Year Bond (Osaka Securities Exchange)	Dec-19	12	10,966,916	(334,582)
Live Cattle Futures	Feb-20	84	4,240,320	95,370
Live Cattle Futures	Apr-20	57	2,881,352	23,000

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
Live Cattle Futures	Jun-20	16	753,440	(260)
Live Cattle Futures	Aug-20	2	92,280	430
LME Aluminum Forward	Dec-19	1,122	49,929,000	(196,463)
LME Copper Forward	Dec-19	382	55,898,538	157,272
LME Copper Forward	Jan-20	2	292,938	(18,202)
LME Lead Forward	Dec-19	6	289,350	(38,142)
LME Nickel Forward	Dec-19	107	8,749,176	(2,043,885)
LME Nickel Forward	Jan-20	2	163,788	(33,168)
LME Zinc Forward	Dec-19	91	5,223,400	(462,098)
Long Gilt Futures	Dec-19	11	1,422,622	8,678
Long Gilt Futures	Mar-20	41	5,302,501	190,360
Low Sulphur Gasoil G Futures	Feb-20	1	57,125	(550)
Lumber Futures	Jan-20	1	45,826	1,111
MDAX Index Futures	Dec-19	1	151,276	810
Milk Futures	Dec-19	6	231,600	9,340
Mill Wheat Euro	Mar-20	2	20,466	386
Mini FTSE/MIB Pound Futures	Dec-19	2	51,284	(506)
Mini H-Shares Index Futures	Dec-19	4	52,625	(1,773)
Mini TOPIX Index Futures	Dec-19	5	77,545	(55)
MSCI EAFE Index Futures	Dec-19	50	4,943,250	12,205
MSCI Emerging Markets Index Futures	Dec-19	35	1,816,500	(36,685)
MSCI Singapore Exchange ETS	Dec-19	124	3,339,368	(29,519)
MSCI Taiwan Index	Dec-19	109	4,741,500	(66,825)
MXN Currency Futures	Dec-19	524	13,386,128	(42,025)
Nasdaq 100 E-Mini	Dec-19	449	75,589,150	1,680,841
Nikkei 225 (Chicago Mercantile Exchange)	Dec-19	20	2,333,000	41,625
Nikkei 225 (Osaka Securities Exchange)	Dec-19	93	19,795,010	899,470
Nikkei 225 (Singapore Exchange)	Dec-19	204	21,724,639	82,412
Nikkei 225 Mini	Dec-19	392	8,343,703	189,668
Nikkei/Yen Futures	Dec-19	5	533,038	(548)
NY Harbor Ultra-Low Sulfur Diesel Futures	Feb-20	2	157,592	(5,897)
NY Harbor Ultra-Low Sulfur Diesel Futures	Mar-20	1	78,368	(470)
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-20	1	77,700	(2,944)
NY Harbor Ultra-Low Sulfur Diesel Futures	Dec-20	1	76,805	(2,776)
OMX Stockholm 30 Index Futures	Dec-19	732	13,225,738	(259,328)
Palladium Futures	Mar-20	2	362,020	7,390
Palm Oil Futures	Jan-20	1	16,294	18
Palm Oil Futures	Feb-20	9	147,827	6,477
Palm Oil Futures	Apr-20	1	16,359	575
Platinum Futures	Jan-20	15	675,300	(28,885)
Rapeseed Euro	Feb-20	12	257,655	(537)
Rough Rice Futures	Jan-20	1	24,960	360
Russell 2000 E-Mini	Dec-19	151	12,259,690	304,675
S&P 500 E-Mini Futures	Dec-19	557	87,552,045	1,452,926
S&P Mid 400 E-Mini	Dec-19	38	7,638,000	112,750
S&P/TSX 60 IX Futures	Dec-19	146	22,372,085	409,931
SGX Iron Ore 62% Futures	Dec-19	4	34,480	614
SGX Nifty 50	Dec-19	70	1,694,140	(9,682)
Short BTP Future	Dec-19	108	11,899,384	(35,423)
Silver Futures	Mar-20	73	6,243,700	(34,700)
Soybean Oil Futures	Mar-20	10	185,100	(2,226)
SPI 200 Futures	Dec-19	98	11,361,589	226,796
STOXX Europe 600 Index	Dec-19	10	224,491	634
Topix Index Futures	Dec-19	141	21,867,757	438,905
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Dec-19	12	1,211,303	(688)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Mar-20	799	81,373,864	(147,735)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Dec-19	28	5,703,489	(4,594)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Mar-20	72	14,663,822	(12,320)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Dec-19	25	2,574,802	(727)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Mar-20	525	53,364,619	(26,094)
U.S. Treasury Long Bond (Chicago Board of Trade)	Dec-19	7	947,270	6,000
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-20	253	34,121,884	(93,289)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Dec-19	4	461,448	12,469
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-20	33	3,804,171	(5,711)
Ultra 10-Year U.S. Treasury Note Futures	Dec-19	10	1,050,223	4,297
Ultra 10-Year U.S. Treasury Note Futures	Mar-20	12	1,182,353	(7,383)
USD/NOK Futures	Dec-19	5	500,000	13,817
USD/SEK Futures	Dec-19	3	300,000	(3,329)
Wheat (Chicago Board of Trade)	Mar-20	345	9,345,188	492,027
Wheat (Chicago Board of Trade)	Jul-20	1	27,138	988
Wheat (Chicago Board of Trade)	Dec-20	3	83,475	988
White Sugar ICE	Mar-20	1	17,245	90
WTI Crude Futures	Jan-20	141	7,778,970	(358,170)
WTI Crude Futures	Feb-20	5	275,700	(10,930)
WTI Crude Futures	Mar-20	44	2,419,120	(123,640)
WTI Crude Futures	Apr-20	1	54,740	(1,390)
WTI Crude Futures	Dec-20	1	52,310	(2,150)
WTI Crude Futures ICE	Jan-20	1	55,170	(2,680)
				$5,582,870

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
1-Month SOFR Future	Dec-19	2	$(8,334)	$(42)
3-Month Euro Euribor	Jun-20	432	(118,993,841)	194,357
3-Month Euro Euribor	Sep-20	171	(47,101,729)	82,934
3-Month Euro Euribor	Dec-20	128	(35,257,434)	43,383
3-Month Euro Euribor	Dec-22	1	(275,449)	69
90-DAY Eurodollar Futures	Mar-20	14	(3,500,000)	(539)
90-DAY Eurodollar Futures	Mar-21	99	(24,750,000)	(34,775)
90-DAY Sterling Futures	Mar-20	2	(323,323)	(331)
90-DAY Sterling Futures	Sep-21	1	(161,662)	(10,896)
90-DAY Sterling Futures	Sep-22	28	(4,526,525)	(946)
AUD/USD Currency Futures	Dec-19	938	(63,446,111)	679,859
Bank Acceptance Futures	Jun-20	27	(5,081,683)	790
Brent Crude Futures	Dec-20	1	(56,930)	1,110
CAD Currency Futures	Dec-19	105	(7,904,841)	(25,331)
Canadian 10-Year Bond Futures	Dec-19	2	(150,568)	(98)
Canola Futures (Winnipeg Commodity Exchange)	Jan-20	2	(13,750)	154
CHF Currency Futures	Dec-19	133	(16,629,157)	52,088
Coffee 'C' Futures	Mar-20	9	(401,794)	(107,156)
Coffee Robusta Futures	Jan-20	2	(27,700)	(510)
Corn Futures	Mar-20	688	(13,115,000)	184,325
Corn Futures	May-20	33	(636,488)	2,025
Corn Futures	Jul-20	2	(39,025)	(13)
Corn Futures	Dec-20	12	(234,600)	2,138
Cotton No.2 Futures	Mar-20	196	(6,405,280)	(95,935)
E-Mini Natural Gas Futures	Jan-20	1	(5,700)	200
Emissions ICE	Dec-20	6	(167,649)	(10,731)
EUR Foreign Exchange Currency Futures	Dec-19	1,250	(172,155,441)	907,985
Euro/CHF 3-Month Futures ICE	Mar-20	1	(250,063)	(100)
Euro/CHF 3-Month Futures ICE	Dec-20	1	(250,063)	(100)
Euro/GBP Pound Futures	Dec-19	1	(137,724)	1,277
Euro/JPY Futures	Dec-19	99	(13,634,711)	(189,128)
Euro-Bobl Futures	Dec-19	214	(23,578,409)	(100,517)
Euro-Bobl Futures	Mar-20	5	(550,897)	353
Euro-Schatz Futures	Mar-20	12	(1,322,154)	88
FTSE KLCI Futures	Dec-19	4	(74,967)	569
FTSE/JSE TOP 40	Dec-19	25	(840,586)	14,437
Hang Seng China Enterprises Index Futures	Dec-19	6	(394,688)	12,755
Hang Seng Index Futures	Dec-19	42	(7,064,114)	33,231
JPY Currency Futures	Dec-19	786	(89,791,629)	522,849
Kansas City Hard Red Winter Wheat Futures	Mar-20	116	(2,592,600)	(83,889)
Kansas City Hard Red Winter Wheat Futures	May-20	1	(22,750)	(1,150)
Lean Hogs Futures	Feb-20	132	(3,599,640)	197,440
Lean Hogs Futures	Apr-20	26	(768,820)	38,550
LME Aluminum Forward	Dec-19	1,122	(49,929,000)	(203,990)
LME Aluminum Forward	Jan-20	32	(1,410,800)	(15,290)
LME Aluminum Forward	Mar-20	391	(17,345,738)	118,656
LME Copper Forward	Dec-19	382	(55,898,538)	(1,050,749)
LME Copper Forward	Mar-20	90	(13,201,313)	32,950
LME Lead Forward	Dec-19	6	(289,350)	31,949
LME Lead Forward	Jan-20	2	(96,650)	(5,309)
LME Nickel Forward	Dec-19	107	(8,749,176)	1,899,034
LME Nickel Forward	Jan-20	2	(163,788)	15,579
LME Nickel Forward	Mar-20	43	(3,529,956)	(8,364)
LME Zinc Forward	Dec-19	91	(5,223,400)	(23,480)
LME Zinc Forward	Jan-20	1	(57,125)	(21,800)
LME Zinc Forward	Mar-20	56	(3,174,500)	283,000
Long Gilt Futures	Dec-19	11	(1,422,622)	2,173
Low Sulphur Gasoil G Futures	Jan-20	9	(514,575)	(11,175)
MAIZE Futures	Jan-20	1	(9,145)	(179)
Micro EUR/USD Futures	Dec-19	2	(27,545)	158
Mill Wheat Euro	May-20	2	(20,548)	(592)
Mill Wheat Euro	Sep-20	1	(9,999)	(138)
Mini HSI Index Futures	Dec-19	7	(235,470)	5,531
Natural Gas Futures	Jan-20	497	(11,336,600)	1,297,068
Natural Gas Futures	Feb-20	151	(3,415,700)	425,660
Natural Gas Futures	Mar-20	1	(22,000)	410
NY Harbor Ultra-Low Sulfur Diesel Futures	Jan-20	78	(6,153,966)	339,767
NZD Currency Futures	Dec-19	474	(30,430,847)	(126,575)
Red Wheat Futures (Minneapolis Grain Exchange)	Mar-20	4	(102,900)	200
Soybean Futures	Jan-20	381	(16,702,088)	403,623
Soybean Futures	Mar-20	296	(13,190,500)	149,588
Soybean Futures	Nov-20	11	(509,850)	11,937
Soybean Meal Futures	Jan-20	70	(2,051,700)	67,330
Soybean Meal Futures	Mar-20	31	(921,010)	28,880
Soybean Oil Futures	Jan-20	3	(55,044)	1,080
STOXX Dividend Futures	Dec-20	1	(13,618)	(33)
Sugar No. 11 (World)	Mar-20	526	(7,623,213)	(465,837)
Sugar No. 11 (World)	May-20	46	(668,730)	(28,202)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Dec-19	12	(1,211,303)	5,242
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Dec-19	28	(5,703,489)	3,063
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Dec-19	25	(2,574,802)	4,969
U.S. Treasury Long Bond (Chicago Board of Trade)	Dec-19	7	(947,270)	6,781
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Dec-19	4	(461,448)	4,500
Ultra 10-Year U.S. Treasury Note Futures	Dec-19	10	(1,050,223)	5,937
White Sugar ICE	May-20	1	(17,390)	(130)
				$5,494,001
Total Futures Contracts				$11,076,871

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2019 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	25,208,865	USD	17,080,290	Dec 03 2019	BOA	$(27,225)
AUD	3,200,000	CAD	2,900,029	Dec 17 2019	BOA	(18,037)
AUD	1,600,000	NZD	1,698,835	Dec 17 2019	BOA	(8,182)
AUD	26,586,679	USD	18,205,867	Dec 18 2019	BOA	(212,716)
AUD	15,540,000	USD	10,704,770	Dec 19 2019	BOA	(187,395)
AUD	4,627,000	USD	3,173,229	Dec 20 2019	BOA	(41,609)
BRL	18,665,355	USD	4,581,228	Dec 18 2019	BOA	(177,008)
CAD	13,426,204	USD	10,106,210	Dec 02 2019	BOA	1,600
CAD	12,912,564	USD	9,722,599	Dec 03 2019	BOA	(1,479)
CAD	5,786,154	AUD	6,400,000	Dec 17 2019	BOA	25,604
CAD	3,498,596	EUR	2,375,000	Dec 17 2019	BOA	13,873
CAD	200,000	USD	150,425	Dec 17 2019	BOA	170
CAD	39,775,700	USD	30,141,302	Dec 18 2019	BOA	(190,780)
CAD	22,277,000	USD	16,792,166	Dec 19 2019	BOA	(17,644)
CAD	48,084,000	USD	36,601,746	Dec 20 2019	BOA	(394,045)
CHF	2,465,674	EUR	2,250,000	Dec 17 2019	BOA	(12,136)
CHF	5,189,000	USD	5,255,110	Dec 19 2019	BOA	(55,005)
CHF	2,156,000	USD	2,187,743	Dec 20 2019	BOA	(26,897)
CLP	3,041,102,666	USD	4,102,477	Dec 18 2019	BOA	(314,109)
CLP	238,335,000	USD	300,000	Dec 23 2019	BOA	(3,009)
CNH	2,816,564	USD	400,000	Dec 17 2019	BOA	405
CNH	21,195,414	USD	3,000,000	Dec 18 2019	BOA	13,064
CNH	704,538	USD	100,000	Mar 18 2020	BOA	(94)
COP	4,059,237,188	USD	1,200,000	Dec 18 2019	BOA	(47,191)
CZK	98,999,353	EUR	3,850,000	Dec 18 2019	BOA	24,282
CZK	87,324,789	EUR	3,400,000	Mar 18 2020	BOA	(3,094)
EUR	125,000	SEK	1,319,315	Dec 02 2019	BOA	(41)
EUR	125,000	USD	137,653	Dec 02 2019	BOA	96
EUR	21,370,988	USD	23,546,579	Dec 03 2019	BOA	5,500
EUR	1,250,000	AUD	2,032,393	Dec 17 2019	BOA	3,771
EUR	100,000	GBP	85,087	Dec 17 2019	BOA	208
EUR	200,000	HUF	66,623,100	Dec 17 2019	BOA	994
EUR	1,500,000	NOK	15,263,993	Dec 17 2019	BOA	(726)
EUR	300,000	PLN	1,290,956	Dec 17 2019	BOA	1,311
EUR	2,000,000	SEK	21,421,264	Dec 17 2019	BOA	(32,977)
EUR	3,850,000	CZK	98,660,680	Dec 18 2019	BOA	(9,666)
EUR	4,800,000	HUF	1,596,643,987	Dec 18 2019	BOA	31,598
EUR	11,900,000	NOK	120,146,561	Dec 18 2019	BOA	98,013
EUR	1,850,000	PLN	8,093,009	Dec 18 2019	BOA	(25,458)
EUR	8,800,000	SEK	95,065,721	Dec 18 2019	BOA	(229,932)
EUR	26,423,688	USD	29,300,886	Dec 18 2019	BOA	(143,433)
EUR	22,456,000	USD	24,778,766	Dec 19 2019	BOA	2,759
EUR	16,783,000	USD	18,625,242	Dec 20 2019	BOA	(102,524)
EUR	2,773,000	JPY	334,499,614	Dec 23 2019	BOA	(2,434)
EUR	5,221,000	USD	5,801,340	Dec 23 2019	BOA	(37,561)
EUR	3,900,000	HUF	1,303,046,231	Mar 18 2020	BOA	13,068
EUR	1,200,000	SEK	12,637,746	Mar 18 2020	BOA	4,531
GBP	85,241	EUR	100,000	Dec 03 2019	BOA	47
GBP	8,953,607	USD	11,557,916	Dec 03 2019	BOA	22,962
GBP	8,676,326	USD	11,218,785	Dec 04 2019	BOA	3,750
GBP	2,927,828	EUR	3,430,800	Dec 06 2019	BOA	5,628
GBP	1,000,000	AUD	1,894,902	Dec 17 2019	BOA	11,929
GBP	125,000	CHF	159,948	Dec 17 2019	BOA	1,533
GBP	772,241	EUR	900,000	Dec 17 2019	BOA	6,495
GBP	62,500	USD	80,711	Dec 17 2019	BOA	183
GBP	16,861,150	USD	21,344,437	Dec 18 2019	BOA	480,274
GBP	6,174,000	USD	7,759,733	Dec 19 2019	BOA	232,194
GBP	23,394,000	USD	29,777,434	Dec 20 2019	BOA	506,547
GBP	3,802,000	USD	4,922,484	Dec 23 2019	BOA	80
HUF	1,599,794,209	EUR	4,800,000	Dec 18 2019	BOA	(21,210)
HUF	1,279,932,526	USD	4,281,140	Dec 18 2019	BOA	(60,506)
HUF	795,500,000	USD	2,644,381	Dec 19 2019	BOA	(21,010)
ILS	3,116,457	USD	900,000	Dec 17 2019	BOA	(2,242)
ILS	19,493,669	USD	5,600,000	Dec 18 2019	BOA	15,842
ILS	13,113,629	USD	3,800,000	Mar 18 2020	BOA	(2,183)
INR	1,012,203,396	USD	14,039,795	Dec 18 2019	BOA	46,038
INR	107,551,950	USD	1,500,000	Dec 23 2019	BOA	(4,019)
INR	39,803,213	USD	550,000	Mar 18 2020	BOA	(965)
JPY	27,365,854	CHF	250,000	Dec 03 2019	BOA	15
JPY	2,660,212,872	USD	24,296,460	Dec 03 2019	BOA	20,258
JPY	88,523,280	AUD	1,200,000	Dec 17 2019	BOA	(1,837)
JPY	48,851,880	CAD	600,000	Dec 17 2019	BOA	(4,636)
JPY	218,893,600	CHF	2,000,000	Dec 17 2019	BOA	(286)
JPY	107,946,720	EUR	900,000	Dec 17 2019	BOA	(4,971)
JPY	69,891,550	GBP	500,000	Dec 17 2019	BOA	(7,427)
JPY	97,272,140	NZD	1,400,000	Dec 17 2019	BOA	(8,729)
JPY	112,500,000	USD	1,039,087	Dec 17 2019	BOA	(9,358)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
JPY	1,444,875,043	USD	13,514,214	Dec 18 2019	BOA	(287,630)
JPY	2,286,662,000	USD	21,240,566	Dec 19 2019	BOA	(305,878)
JPY	2,524,110,000	USD	23,433,423	Dec 20 2019	BOA	(322,361)
JPY	502,618,000	USD	4,636,278	Dec 23 2019	BOA	(32,748)
KRW	7,920,201,203	USD	6,717,802	Dec 18 2019	BOA	(8,904)
KRW	1,640,506,000	USD	1,400,000	Dec 23 2019	BOA	(10,175)
MXN	13,500,000	USD	691,546	Dec 17 2019	BOA	(3,501)
MXN	212,484,677	USD	10,762,566	Dec 18 2019	BOA	65,511
MXN	412,850,000	USD	21,147,135	Dec 19 2019	BOA	(111,451)
MXN	93,441,000	USD	4,743,434	Dec 20 2019	BOA	16,955
NOK	3,257,993	USD	353,703	Dec 03 2019	BOA	(366)
NOK	32,675,446	EUR	3,250,000	Dec 18 2019	BOA	(41,704)
NOK	71,749,814	USD	7,914,549	Dec 18 2019	BOA	(131,339)
NOK	68,480,000	USD	7,589,496	Dec 19 2019	BOA	(160,853)
NZD	14,403,997	AUD	13,562,000	Dec 06 2019	BOA	73,405
NZD	5,082,110	AUD	4,800,000	Dec 17 2019	BOA	15,301
NZD	17,028,631	USD	10,838,099	Dec 18 2019	BOA	97,815
NZD	18,888,000	USD	12,109,963	Dec 19 2019	BOA	20,261
NZD	1,821,000	USD	1,162,297	Dec 20 2019	BOA	7,203
PHP	216,181,888	USD	4,200,000	Dec 18 2019	BOA	52,375
PHP	201,229,705	USD	3,950,000	Mar 18 2020	BOA	(5,071)
PLN	429,831	EUR	100,000	Dec 17 2019	BOA	(561)
PLN	19,791,210	EUR	4,600,000	Dec 18 2019	BOA	(21,475)
PLN	49,179,931	USD	12,651,878	Dec 18 2019	BOA	(91,918)
PLN	183,490,000	USD	46,756,161	Dec 19 2019	BOA	104,675
RUB	6,406,010	USD	100,000	Dec 17 2019	BOA	(673)
RUB	509,198,235	USD	7,850,000	Dec 18 2019	BOA	43,868
SEK	1,314,804	EUR	125,000	Dec 02 2019	BOA	(430)
SEK	4,511	USD	473	Dec 02 2019	BOA	(1)
SEK	3,871,728	USD	405,314	Dec 03 2019	BOA	(928)
SEK	79,492,011	EUR	7,504,000	Dec 06 2019	BOA	32,575
SEK	14,752,822	NOK	14,000,000	Dec 17 2019	BOA	23,825
SEK	93,592,469	EUR	8,800,000	Dec 18 2019	BOA	75,884
SEK	73,042,527	USD	7,585,605	Dec 18 2019	BOA	51,951
SEK	210,519,000	USD	21,551,747	Dec 19 2019	BOA	462,553
SEK	5,263,813	EUR	500,000	Mar 18 2020	BOA	(2,089)
SGD	408,433	USD	300,000	Dec 17 2019	BOA	(1,308)
SGD	7,920,238	USD	5,789,860	Dec 18 2019	BOA	2,380
SGD	1,226,706	USD	900,000	Mar 18 2020	BOA	(1,930)
THB	140,022,790	USD	4,600,000	Dec 18 2019	BOA	35,701
TRY	37,662,042	USD	6,400,000	Dec 18 2019	BOA	115,982
TRY	85,125,000	USD	14,532,446	Dec 19 2019	BOA	191,430
TWD	103,579,355	USD	3,392,147	Dec 18 2019	BOA	5,677
TWD	18,252,567	USD	600,000	Dec 23 2019	BOA	(1,089)
TWD	18,265,800	USD	600,000	Dec 27 2019	BOA	(533)
TWD	18,187,291	USD	600,000	Mar 18 2020	BOA	(859)
USD	17,067,150	AUD	25,208,865	Dec 03 2019	BOA	14,084
USD	1,460,723	AUD	2,159,185	Dec 04 2019	BOA	58
USD	1,499,309	AUD	2,200,000	Dec 17 2019	BOA	10,453
USD	26,751,319	AUD	39,219,988	Dec 18 2019	BOA	208,284
USD	17,899,921	AUD	26,454,000	Dec 19 2019	BOA	(3,981)
USD	17,596,704	AUD	25,629,000	Dec 20 2019	BOA	250,628
USD	2,247,044	AUD	3,304,000	Dec 23 2019	BOA	10,645
USD	7,227,443	BRL	30,111,578	Dec 18 2019	BOA	122,407
USD	10,109,227	CAD	13,426,204	Dec 02 2019	BOA	1,417
USD	2,108,591	CAD	2,800,000	Dec 17 2019	BOA	265
USD	32,952,322	CAD	43,663,952	Dec 18 2019	BOA	74,002
USD	16,953,730	CAD	22,420,000	Dec 19 2019	BOA	71,529
USD	38,498,150	CAD	51,169,000	Dec 20 2019	BOA	(32,584)
USD	4,853,134	CAD	6,446,000	Dec 23 2019	BOA	(996)
USD	1,872,008	CHF	1,875,000	Dec 03 2019	BOA	(3,992)
USD	126,390	CHF	125,000	Dec 17 2019	BOA	1,149
USD	21,980,757	CHF	21,744,000	Dec 19 2019	BOA	190,225
USD	13,179,667	CHF	12,985,000	Dec 20 2019	BOA	165,484
USD	5,644,826	CHF	5,601,000	Dec 23 2019	BOA	29,433
USD	6,398,190	CLP	4,648,670,845	Dec 18 2019	BOA	607,241
USD	300,000	CLP	233,697,339	Dec 23 2019	BOA	8,788
USD	300,000	CLP	238,326,000	Dec 30 2019	BOA	2,901
USD	1,800,000	CNH	12,681,828	Dec 17 2019	BOA	(2,857)
USD	3,000,000	CNH	21,429,606	Dec 18 2019	BOA	(46,356)
USD	1,650,000	CNH	11,640,585	Mar 18 2020	BOA	(677)
USD	5,350,000	COP	18,525,699,888	Dec 18 2019	BOA	88,766
USD	137,531	EUR	125,000	Dec 02 2019	BOA	(218)
USD	23,521,025	EUR	21,370,988	Dec 03 2019	BOA	(31,054)
USD	22,228,866	EUR	20,173,874	Dec 04 2019	BOA	(5,254)
USD	2,492,412	EUR	2,250,000	Dec 17 2019	BOA	9,855
USD	59,252,218	EUR	53,367,596	Dec 18 2019	BOA	363,270
USD	72,247,413	EUR	64,987,000	Dec 19 2019	BOA	530,412
USD	55,144,826	EUR	49,728,000	Dec 20 2019	BOA	262,044
USD	10,415,508	EUR	9,431,000	Dec 23 2019	BOA	4,055

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
USD	11,576,396	GBP	8,953,607	Dec 03 2019	BOA	(4,482)
USD	21,614,634	GBP	17,387,137	Dec 18 2019	BOA	(890,903)
USD	9,775,726	GBP	7,823,000	Dec 19 2019	BOA	(350,747)
USD	31,971,012	GBP	25,696,000	Dec 20 2019	BOA	(1,292,952)
USD	4,901,383	GBP	3,802,000	Dec 23 2019	BOA	(21,181)
USD	1,900,000	HUF	571,198,520	Dec 17 2019	BOA	16,573
USD	4,252,754	HUF	1,274,559,806	Dec 18 2019	BOA	49,836
USD	129,367	HUF	39,000,000	Dec 19 2019	BOA	754
USD	5,600,000	ILS	19,508,961	Dec 18 2019	BOA	(20,247)
USD	6,448,879	INR	464,638,193	Dec 18 2019	BOA	(17,031)
USD	1,500,000	INR	108,158,454	Dec 23 2019	BOA	(4,417)
USD	2,100,000	INR	150,609,786	Dec 31 2019	BOA	6,700
USD	24,278,905	JPY	2,660,212,872	Dec 03 2019	BOA	(37,813)
USD	16,660,585	JPY	1,823,584,300	Dec 04 2019	BOA	(9,421)
USD	23,960,641	JPY	2,580,897,853	Dec 18 2019	BOA	334,748
USD	52,615,651	JPY	5,678,962,000	Dec 19 2019	BOA	624,015
USD	50,468,168	JPY	5,459,837,000	Dec 20 2019	BOA	477,228
USD	13,698,990	JPY	1,489,680,000	Dec 23 2019	BOA	54,856
USD	9,924,929	KRW	11,830,076,792	Dec 18 2019	BOA	(95,874)
USD	1,400,000	KRW	1,636,715,946	Dec 23 2019	BOA	13,386
USD	1,400,000	KRW	1,640,520,000	Dec 27 2019	BOA	9,992
USD	850,000	KRW	998,056,878	Mar 18 2020	BOA	2,685
USD	460,779	MXN	9,000,000	Dec 17 2019	BOA	2,082
USD	4,053,169	MXN	79,678,440	Dec 18 2019	BOA	(7,191)
USD	5,503,134	MXN	109,260,000	Dec 19 2019	BOA	(63,922)
USD	471,129	MXN	9,249,000	Dec 20 2019	BOA	(65)
USD	354,752	NOK	3,257,993	Dec 03 2019	BOA	1,415
USD	1,700,000	NOK	15,612,258	Dec 17 2019	BOA	6,458
USD	5,481,287	NOK	49,723,887	Dec 18 2019	BOA	87,385
USD	5,623,755	NOK	51,500,000	Dec 19 2019	BOA	37,086
USD	1,412,156	NZD	2,200,000	Dec 17 2019	BOA	(676)
USD	12,741,656	NZD	19,990,412	Dec 18 2019	BOA	(96,336)
USD	1,265	NZD	2,000	Dec 19 2019	BOA	(19)
USD	6,996,781	NZD	10,902,000	Dec 20 2019	BOA	(4,805)
USD	4,245,875	PHP	216,181,887	Dec 18 2019	BOA	(6,500)
USD	1,700,000	PLN	6,594,871	Dec 17 2019	BOA	15,739
USD	7,027,645	PLN	27,565,189	Dec 18 2019	BOA	(12,171)
USD	40,277,633	PLN	159,820,000	Dec 19 2019	BOA	(538,208)
USD	1,650,000	RUB	108,285,083	Dec 18 2019	BOA	(28,694)
USD	404,492	SEK	3,871,728	Dec 03 2019	BOA	107
USD	1,900,000	SEK	18,387,419	Dec 17 2019	BOA	(22,491)
USD	7,315,567	SEK	70,510,133	Dec 18 2019	BOA	(57,194)
USD	1,030,241	SEK	9,879,000	Dec 19 2019	BOA	(2,822)
USD	8,640,434	SGD	11,894,023	Dec 18 2019	BOA	(57,920)
USD	8,894,844	SGD	12,129,000	Dec 23 2019	BOA	24,181
USD	250,000	SGD	341,195	Mar 18 2020	BOA	212
USD	750,000	THB	22,848,317	Dec 18 2019	BOA	(6,434)
USD	900,000	TRY	5,177,074	Dec 17 2019	BOA	4,076
USD	1,900,000	TRY	11,310,000	Dec 18 2019	BOA	(56,765)
USD	4,002,186	TRY	23,590,000	Dec 19 2019	BOA	(78,122)
USD	3,337,655	TWD	103,330,606	Dec 18 2019	BOA	(52,009)
USD	600,000	TWD	18,276,600	Dec 23 2019	BOA	301
USD	700,000	TWD	21,316,179	Jan 02 2020	BOA	222
USD	600,000	ZAR	8,945,267	Dec 17 2019	BOA	(8,979)
USD	3,994,936	ZAR	61,013,243	Dec 18 2019	BOA	(158,127)
USD	16,101,714	ZAR	241,670,000	Dec 19 2019	BOA	(345,867)
ZAR	127,193,605	USD	8,529,137	Dec 18 2019	BOA	128,704
ZAR	241,520,000	USD	16,105,875	Dec 19 2019	BOA	331,498
ZAR	5,981,344	USD	400,000	Mar 18 2020	BOA	2,038
Total Forward Foreign Currency Contracts						(146,294)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	PUT/CALL	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.0%
3-Month Euro Euribor, Expires 12/16/19, Strike Price $99.50	Put	N/A	4,356	EUR 174,928,248	$-
3-Month Euro Euribor, Expires 3/16/20, Strike Price $99.875	Put	N/A	1,735	EUR 69,677,600	-
Euro Currency Futures, Expires 3/06/20, Strike Price $1.16	Call	N/A	385	EUR 48,125,000	38,500
IMM Eurodollar Futures, Expires 12/16/19, Strike Price $97.00	Put	N/A	4,125	EUR 161,852,625	25,781
TOTAL PURCHASED OPTIONS (COST $787,129)					$64,281

WRITTEN OPTIONS - (0.0%)
3-Month Euro Euribor, Expires 12/16/19, Strike Price $99.375	Put	N/A	4,356	EUR 174,928,248	$-
3-Month Euro Euribor, Expires 3/16/20, Strike Price $99.625	Put	N/A	1,735	EUR 69,677,600	-
IMM Eurodollar Futures, Expires 12/16/19, Strike Price $96.875	Put	N/A	4,125	EUR 161,852,625	(25,781)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $259,291)					$(25,781)

AUD	Australian Dollar	JSE	Johannesburg Stock Exchange
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
BUXL	German Bond	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	German Stock Exchange	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IBEX	Index of the Bolsa de Madrid	TSX	Toronto Stock Exchange
ICE	Intercontinental Exchange	TWD	Taiwan Dollar
ILS	Israeli New Shekel	USD	United States Dollar
INR	Indian Rupee	WTI	West Texas Intermediate
JPY	Japanese Yen	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 81.5%
U.S. TREASURY OBLIGATIONS - 81.5%
U.S. Treasury Bills	2.206%	12/05/19	$1,284	$1,283,850
U.S. Treasury Bills	2.079%	12/12/19	659	658,712
U.S. Treasury Bills	2.038%	12/19/19	4,079	4,076,149
U.S. Treasury Bills	2.111%	01/02/20	658	657,119
U.S. Treasury Bills	2.069%	01/09/20	690	688,863
U.S. Treasury Bills	2.038%	01/16/20	103	102,799
U.S. Treasury Bills	2.043%	01/23/20	708	706,407
U.S. Treasury Bills	1.988%	01/30/20	549	547,583
U.S. Treasury Bills	1.934%	02/06/20	408	406,837
U.S. Treasury Bills	1.892%	02/13/20	1,817	1,811,307
U.S. Treasury Bills	1.881%	02/20/20	694	691,606
U.S. Treasury Bills	1.876%	02/27/20	829	825,895
U.S. Treasury Bills	1.892%	03/19/20	1,193	1,187,487
U.S. Treasury Bills	1.871%	03/26/20	2,058	2,047,777
U.S. Treasury Bills	1.658%	04/09/20	1,210	1,203,231
U.S. Treasury Bills	1.611%	04/16/20	91	90,469
U.S. Treasury Bills	1.615%	04/23/20	1,502	1,492,715
U.S. Treasury Bills	1.538%	04/30/20	522	518,621
U.S. Treasury Bills	1.554%	05/07/20	2,438	2,421,493
U.S. Treasury Bills	1.559%	05/14/20	261	259,142
U.S. Treasury Bills	1.601%	05/28/20	744	738,212
				22,416,274
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,407,739)				22,416,274
TOTAL INVESTMENTS - 81.5%
(Cost $22,407,739)				22,416,274

OTHER ASSETS IN EXCESS OF LIABILITIES - 18.5%				5,072,044
NET ASSETS - 100.0%				$27,488,318

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

Futures contracts outstanding as of November 30, 2019 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
3-Month Euro Euribor	Sep-20	24	$6,610,769	$(6,611)
3-Month Euro Euribor	Mar-21	5	1,377,244	(1,515)
90-DAY Bank Bill	Mar-20	8	5,411,182	150
90-DAY Bank Bill	Jun-20	33	22,321,127	1,496
90-DAY Bank Bill	Sep-20	6	4,058,387	416
90-DAY Bank Bill	Dec-20	3	2,029,193	100
90-DAY Bank Bill	Mar-21	3	2,029,193	83
90-DAY Bank Bill	Jun-21	2	1,352,796	399
90-DAY Eurodollar Futures	Mar-20	1	250,000	(150)
90-DAY Eurodollar Futures	Jun-20	38	9,500,000	(3,000)
90-DAY Eurodollar Futures	Sep-20	8	2,000,000	(1,550)
90-DAY Eurodollar Futures	Dec-20	2	500,000	(850)
90-DAY Eurodollar Futures	Jun-21	2	500,000	337
90-DAY Eurodollar Futures	Sep-21	14	3,500,000	(813)
90-DAY Eurodollar Futures	Dec-21	1	250,000	125
90-DAY Eurodollar Futures	Mar-22	1	250,000	100
90-DAY Eurodollar Futures	Sep-22	11	2,750,000	(2,025)
90-DAY Sterling Futures	Jun-20	49	7,921,420	32
90-DAY Sterling Futures	Sep-20	52	8,406,404	(10,791)
90-DAY Sterling Futures	Dec-20	6	969,970	(913)
90-DAY Sterling Futures	Mar-21	37	5,981,480	(9,384)
90-DAY Sterling Futures	Jun-21	4	646,646	(711)
90-DAY Sterling Futures	Sep-21	4	646,646	(687)
90-DAY Sterling Futures	Dec-21	3	484,985	(833)
90-DAY Sterling Futures	Mar-22	3	484,985	(558)
Amsterdam Index Futures	Dec-19	6	789,630	778
Australian 10-Year Bond Futures	Dec-19	8	541,118	(367)
Australian 3-Year Bond Futures	Dec-19	69	4,667,145	1,013
Bank Acceptance Futures	Sep-20	2	376,421	(226)
Bank Acceptance Futures	Dec-20	2	376,421	(85)
Bank Acceptance Futures	Mar-21	1	188,210	(28)
Bank Acceptance Futures	Jun-21	1	188,210	(38)
CAC40 10 Euro Futures	Dec-19	25	1,624,872	(744)
Canadian 10-Year Bond Futures	Mar-20	2	150,568	53
Cocoa Futures	Mar-20	2	51,360	(1,830)
Cocoa Futures	May-20	2	51,760	(20)
Copper Futures	Mar-20	2	133,075	(1,063)
DAX Index Futures	Dec-19	9	3,283,858	114,862
DJIA Mini E-CBOT	Dec-19	14	1,965,110	28,615
Dollar Index	Dec-19	14	1,400,000	(442)
Euro STOXX 50	Dec-19	16	652,615	22,950
Euro-BTP Futures	Dec-19	5	550,897	(19,292)
Euro-Bund Futures	Mar-20	1	110,179	33
Euro-Oat Futures	Dec-19	1	110,179	(5,112)
Euro-Schatz Futures	Dec-19	23	2,534,128	(18,835)
FTSE 100 Index Futures	Dec-19	14	1,333,514	(3,317)
FTSE/MIB Index Futures	Dec-19	3	384,631	19,414
Gasoline RBOB Futures	Jan-20	6	400,932	(10,660)
GBP Currency Futures	Dec-19	14	1,131,631	4,969
Live Cattle Futures	Feb-20	4	201,920	5,300
Live Cattle Futures	Apr-20	4	202,204	1,580
Live Cattle Futures	Jun-20	1	47,088	(230)
LME Aluminum Forward	Dec-19	63	2,803,500	(3,646)
LME Copper Forward	Dec-19	20	2,926,625	893
LME Nickel Forward	Dec-19	6	490,608	(104,127)
LME Zinc Forward	Dec-19	1	57,400	(3,691)
Long Gilt Futures	Mar-20	4	517,317	(3,143)
MSCI EAFE Index Futures	Dec-19	2	197,730	1,050
MSCI Emerging Markets Index Futures	Dec-19	2	103,800	(2,555)
MSCI Singapore Exchange ETS	Dec-19	6	161,582	(1,426)
MSCI Taiwan Index	Dec-19	4	174,000	(2,560)
MXN Currency Futures	Dec-19	29	740,835	(3,220)
Nasdaq 100 E-Mini	Dec-19	26	4,377,100	46,940
Nikkei 225 (Chicago Mercantile Exchange)	Dec-19	1	116,650	2,650
Nikkei 225 (Osaka Securities Exchange)	Dec-19	2	425,699	27,509
Nikkei 225 (Singapore Exchange)	Dec-19	12	1,277,920	3,244
NY Harbor Ultra-Low Sulfur Diesel Futures	Jan-20	2	157,794	(7,585)
OMX Stockholm 30 Index Futures	Dec-19	41	740,786	(14,557)
Platinum Futures	Jan-20	1	45,020	(1,285)
Russell 2000 E-Mini	Dec-19	2	162,380	705
S&P 500 E-Mini Futures	Dec-19	113	17,761,905	588,965
S&P Mid 400 E-Mini	Dec-19	1	201,000	1,840
S&P/TSX 60 IX Futures	Dec-19	5	766,167	15,006
SGX Nifty 50	Dec-19	3	72,606	(447)
Short BTP Futures	Dec-19	6	661,077	(2,071)
Silver Futures	Mar-20	1	85,550	(520)
SPI 200 Futures	Dec-19	6	695,607	11,532
Topix Index Futures	Dec-19	3	465,271	14,303
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Mar-20	14	1,425,832	(2,242)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Mar-20	4	814,653	(375)
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-20	6	809,221	(4,148)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-20	1	115,279	125
Wheat (Chicago Board of Trade)	Mar-20	24	650,100	36,936
WTI Crude Futures	Mar-20	3	164,940	(8,430)
				$685,795

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Dec-19	7	$(639,737)	$859
90-DAY Eurodollar Futures	Mar-21	8	(2,000,000)	(1,900)
90-DAY Sterling Futures	Sep-21	4	(646,646)	49
90-DAY Sterling Futures	Sep-22	1	(161,662)	(65)
AUD/USD Currency Futures	Dec-19	44	(2,976,150)	25,195
Bank Acceptance Futures	Jun-20	2	(376,421)	56
Brent Crude Futures	Feb-20	3	(181,470)	2,190
CAD Currency Futures	Dec-19	1	(75,284)	(2,005)
CHF Currency Futures	Dec-19	10	(1,250,313)	3,825
Coffee 'C' Futures	Mar-20	1	(44,644)	(8,494)
Corn Futures	Mar-20	25	(476,563)	11,250
Corn Futures	May-20	2	(38,575)	(38)
Cotton No.2 Futures	Mar-20	7	(228,760)	(4,880)
EUR Foreign Exchange Currency Futures	Dec-19	41	(5,646,698)	18,809
Euro/JPY Futures	Dec-19	5	(688,622)	(10,567)
Euro-Bobl Futures	Dec-19	20	(2,203,590)	(4,506)
Euro-Bund Futures	Dec-19	7	(771,256)	(9,167)
FTSE/JSE TOP 40	Dec-19	1	(33,623)	(304)
Gold 100 Oz Futures	Feb-20	3	(441,810)	(2,840)
Hang Seng Index Futures	Dec-19	4	(672,773)	3,232
JPY Currency Futures	Dec-19	53	(6,054,652)	23,869
Kansas City Hard Red Winter Wheat Futures	Mar-20	2	(44,700)	(1,263)
Lean Hogs Futures	Feb-20	7	(190,892)	12,950
Lean Hogs Futures	Apr-20	1	(29,568)	2,160
LME Aluminum Forward	Dec-19	63	(2,803,500)	(7,323)
LME Aluminum Forward	Mar-20	19	(842,888)	346
LME Copper Forward	Dec-19	20	(2,926,625)	(32,589)
LME Copper Forward	Mar-20	4	(586,725)	(4,128)
LME Nickel Forward	Dec-19	6	(490,608)	95,023
LME Nickel Forward	Mar-20	4	(328,368)	(7,900)
LME Zinc Forward	Dec-19	1	(57,400)	(629)
Natural Gas Futures	Jan-20	26	(593,100)	58,880
Natural Gas Futures	Feb-20	7	(158,400)	20,650
NZD Currency Futures	Dec-19	25	(1,605,002)	(10,055)
Soybean Futures	Jan-20	26	(1,139,775)	25,113
Soybean Futures	Mar-20	11	(490,188)	5,063
Soybean Meal Futures	Jan-20	2	(58,620)	1,740
Sugar No. 11 (World)	Mar-20	26	(376,813)	(22,098)
Sugar No. 11 (World)	May-20	3	(43,613)	(2,094)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Mar-20	4	(814,653)	(30)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Mar-20	6	(609,879)	(445)
WTI Crude Futures	Jan-20	6	(331,020)	6,950
				$184,889
Total Futures Contracts				$870,684

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2019 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	1,894,053	USD	1,283,491	Dec 03 2019	SOCIETE GENERALE	$(2,219)
BRL	204,950	USD	50,000	Dec 18 2019	SOCIETE GENERALE	(1,641)
CAD	1,002,420	USD	754,721	Dec 02 2019	SOCIETE GENERALE	(57)
CAD	1,002,420	USD	754,722	Dec 03 2019	SOCIETE GENERALE	(59)
CLP	115,468,175	USD	150,000	Dec 18 2019	SOCIETE GENERALE	(6,159)
CNH	1,061,861	USD	150,000	Dec 18 2019	SOCIETE GENERALE	950
CZK	6,441,406	EUR	250,000	Dec 18 2019	SOCIETE GENERALE	2,132
CZK	5,137,041	EUR	200,000	Mar 18 2020	SOCIETE GENERALE	(170)
EUR	1,566,125	USD	1,725,400	Dec 03 2019	SOCIETE GENERALE	562
EUR	250,000	CZK	6,418,527	Dec 18 2019	SOCIETE GENERALE	(1,145)
EUR	200,000	HUF	66,368,406	Dec 18 2019	SOCIETE GENERALE	1,839
EUR	700,000	NOK	7,059,132	Dec 18 2019	SOCIETE GENERALE	6,667
EUR	150,000	PLN	654,426	Dec 18 2019	SOCIETE GENERALE	(1,614)
EUR	500,000	SEK	5,397,080	Dec 18 2019	SOCIETE GENERALE	(12,606)
EUR	200,000	HUF	66,805,560	Mar 18 2020	SOCIETE GENERALE	728
EUR	100,000	SEK	1,053,145	Mar 18 2020	SOCIETE GENERALE	378
GBP	673,555	USD	869,522	Dec 03 2019	SOCIETE GENERALE	1,675
GBP	673,555	USD	871,200	Dec 04 2019	SOCIETE GENERALE	21
HUF	66,723,560	EUR	200,000	Dec 18 2019	SOCIETE GENERALE	(668)
ILS	1,398,811	USD	400,000	Dec 18 2019	SOCIETE GENERALE	2,977
ILS	690,392	USD	200,000	Mar 18 2020	SOCIETE GENERALE	(57)
INR	10,826,673	USD	150,484	Dec 18 2019	SOCIETE GENERALE	180
INR	3,619,634	USD	50,000	Mar 18 2020	SOCIETE GENERALE	(72)
JPY	188,943,970	USD	1,725,633	Dec 03 2019	SOCIETE GENERALE	1,484
KRW	175,673,088	USD	150,000	Dec 18 2019	SOCIETE GENERALE	(1,194)
NOK	2,006,181	EUR	200,000	Dec 18 2019	SOCIETE GENERALE	(3,067)
PHP	12,837,662	USD	250,000	Dec 18 2019	SOCIETE GENERALE	2,521
PHP	12,735,012	USD	250,000	Mar 18 2020	SOCIETE GENERALE	(341)
PLN	1,292,247	EUR	300,000	Dec 18 2019	SOCIETE GENERALE	(1,013)
RUB	29,208,876	USD	450,000	Dec 18 2019	SOCIETE GENERALE	2,812
SEK	5,320,921	EUR	500,000	Dec 18 2019	SOCIETE GENERALE	4,643
SEK	1,051,999	EUR	100,000	Mar 18 2020	SOCIETE GENERALE	(498)
SGD	204,476	USD	150,000	Dec 18 2019	SOCIETE GENERALE	(462)
SGD	68,150	USD	50,000	Mar 18 2020	SOCIETE GENERALE	(107)
THB	12,180,483	USD	400,000	Dec 18 2019	SOCIETE GENERALE	3,256
TRY	2,340,809	USD	400,000	Dec 18 2019	SOCIETE GENERALE	4,988
TWD	4,640,450	USD	152,360	Dec 18 2019	SOCIETE GENERALE	(134)
TWD	1,515,608	USD	50,000	Mar 18 2020	SOCIETE GENERALE	(72)
USD	1,282,288	AUD	1,894,053	Dec 03 2019	SOCIETE GENERALE	1,016
USD	113,381	AUD	167,620	Dec 04 2019	SOCIETE GENERALE	(13)
USD	250,000	BRL	1,042,184	Dec 18 2019	SOCIETE GENERALE	4,089
USD	754,721	CAD	1,002,420	Dec 02 2019	SOCIETE GENERALE	57
USD	200,000	CLP	144,512,475	Dec 18 2019	SOCIETE GENERALE	19,978
USD	150,000	CNH	1,072,666	Dec 18 2019	SOCIETE GENERALE	(2,486)
USD	100,000	CNH	705,490	Mar 18 2020	SOCIETE GENERALE	(41)
USD	250,000	COP	868,081,450	Dec 18 2019	SOCIETE GENERALE	3,468
USD	1,723,461	EUR	1,566,125	Dec 03 2019	SOCIETE GENERALE	(2,500)
USD	1,725,499	EUR	1,566,125	Dec 04 2019	SOCIETE GENERALE	(566)
USD	871,176	GBP	673,555	Dec 03 2019	SOCIETE GENERALE	(21)
USD	400,000	ILS	1,397,766	Dec 18 2019	SOCIETE GENERALE	(2,676)
USD	150,000	INR	10,826,673	Dec 18 2019	SOCIETE GENERALE	(664)
USD	1,724,432	JPY	188,943,970	Dec 03 2019	SOCIETE GENERALE	(2,684)
USD	1,293,266	JPY	141,567,360	Dec 04 2019	SOCIETE GENERALE	(850)
USD	150,000	KRW	179,621,695	Dec 18 2019	SOCIETE GENERALE	(2,151)
USD	50,000	KRW	58,661,565	Mar 18 2020	SOCIETE GENERALE	198
USD	252,686	PHP	12,837,662	Dec 18 2019	SOCIETE GENERALE	164
USD	100,000	RUB	6,573,962	Dec 18 2019	SOCIETE GENERALE	(1,913)
USD	150,000	SGD	206,337	Dec 18 2019	SOCIETE GENERALE	(899)
USD	150,000	THB	4,586,054	Dec 18 2019	SOCIETE GENERALE	(1,829)
USD	100,000	TRY	595,464	Dec 18 2019	SOCIETE GENERALE	(3,022)
USD	150,000	TWD	4,640,450	Dec 18 2019	SOCIETE GENERALE	(2,226)
USD	100,000	ZAR	1,519,035	Dec 18 2019	SOCIETE GENERALE	(3,398)
ZAR	1,476,249	USD	100,000	Dec 18 2019	SOCIETE GENERALE	486
Total Forward Foreign Currency Contracts						$5,975

AUD	Australian Dollar	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
CAD	Canadian Dollar	MIB	Milano Indice di Borsa
CHF	Swiss Franc	MXN	Mexican Peso
CLP	Chilean Peso	NOK	Norwegian Krone
CNH	Chinese Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombian Peso	OMX	Stockholm Stock Exchange
CZK	Czech Koruna	PHP	Philippine Peso
DAX	Deutscher Aktienindex	PLN	Polish Zloty
DJIA	Dow Jones Industrial Average	RBOB	Reformulated Blendstock for Oxygenate Blending
EUR	Euro	RUB	Russian Ruble
FTSE	Financial Times Stock Exchange	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
ILS	Israeli New Shekel	TRY	Turkish Lira
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	USD	United States Dollar
		WTI	West Texas Intermediate
		ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL LIMITED

NOTES TO CONSOLIDATED PORTFOLIOS OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARIES – The Abbey Capital Futures Strategy Fund (the "ACFSF") seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy. The Managed Futures strategy is achieved by the ACFSF investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands. Effective on or about October 1, 2018, the ACFSF's previous wholly-owned subsidiary, the Abbey Capital Offshore Fund Limited became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the ACFSF and the Cayman Subsidiary and registered as a segregated portfolio company under the laws of the Cayman Islands under the name Abbey Capital Offshore Fund SPC (the “SPC”). The Cayman Subsidiary serves solely as an intermediate entity through which the ACFSF invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The ACFSF may also invest up to 25% of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), which was formed on August 16, 2018.

The consolidated financial statements of the ACFSF include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The ACFSF consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of November 30, 2019, the net assets of the Cayman Subsidiary and SPC were $162,704,858, which represented 23.15% of the ACFSF's net assets. As of November 30, 2019, the net assets of the Onshore Subsidiary were $156,942,452, which represented 22.33% of the ACFSF's net assets.

The Abbey Capital Mulit-Asset Fund (the "ACMAF") seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a "Long U.S. Equity" strategy and a “Fixed Income” strategy. The Managed Futures strategy will be achieved by the ACMAF investing up to 25% of its total assets in Abbey Capital Multi Asset Offshore Fund Limited (the "Subsidiary"), a wholly-owned and controlled subsidiary of the ACMAF organized under the laws of the Cayman Islands. The consolidated financial statements of the ACMAF include the financial statements of the Subsidiary. The ACMAF consolidates the results of subsidiaries in which the ACMAF holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of November 30, 2019, the net assets of the Subsidiary were $5,726,352, which represented 20.83% of the ACMAF's net assets.

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – Prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Funds' investments carried at fair value:

ABBEY CAPITAL FUTURES STRATEGY FUND

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$570,718,531	$570,718,531	$-	$-
Commodity Contracts
Futures Contracts	6,685,578	6,685,578	-	-
Equity Contracts
Futures Contracts	10,523,644	10,523,644	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	8,349,621	-	8,349,621	-
Futures Contracts	2,627,739	2,627,739	-	-
Purchased Options	38,500	38,500	-	-
Interest Rate Contracts
Futures Contracts	831,634	831,634	-	-
Purchased Options	25,781	25,781	-	-
Total Assets	$599,801,028	$591,451,407	$8,349,621	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(5,703,123)	$(5,703,123)	$-	$-
Equity Contracts
Futures Contracts	(435,564)	(435,564)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(8,495,915)	-	(8,495,915)	-
Futures Contracts	(405,634)	(405,634)	-	-
Interest Rate Contracts
Futures Contracts	(2,687,403)	(2,687,403)	-	-
Written Options	(25,781)	(25,781)	-	-
Total Liabilities	$(17,753,420)	$(9,257,505)	$(8,495,915)	$-

ABBEY CAPITAL MULTI ASSET FUND

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$22,416,274	$22,416,274	$-	$-
Commodity Contracts
Futures Contracts	287,024	287,024	-	-
Equity Contracts
Futures Contracts	903,595	903,595	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	67,248	-	67,248	-
Futures Contracts	76,667	76,667	-	-
Interest Rate Contracts
Futures Contracts	5,426	5,426	-	-
Total Assets	$23,756,234	$23,688,986	$67,248	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(237,363)	$(237,363)	$-	$-
Equity Contracts
Futures Contracts	(25,910)	(25,910)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(61,294)	-	(61,294)	-
Futures Contracts	(26,289)	(26,289)	-	-
Interest Rate Contracts
Futures Contracts	(112,466)	(112,466)	-	-
Total Liabilities	$(463,322)	$(402,028)	$(61,294)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

ABBEY CAPITAL LIMITED

NOTES TO CONSOLIDATED PORTFOLIOS OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

For the period ended November 30, 2019, the Funds had no Level 3 Transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following tables list the fair values of the Funds' derivative holdings as of November 30, 2019, grouped by contract type and risk exposure category.

ABBEY CAPITAL FUTURES STRATEGY FUND

		INTEREST	FOREIGN
	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL
Asset Derivatives
Purchased Options	$-	$25,781	$38,500	$-	$64,281
Forward Contracts*	-	-	8,349,621	-	8,349,621
Futures Contracts*	10,523,644	831,634	2,627,739	6,685,578	20,668,595
Total Value- Assets	$10,523,644	$857,415	$11,015,860	$6,685,578	$29,082,497
Liability Derivatives
Written Options	$-	$(25,781)	$-	$-	$(25,781)
Forward Contracts*	-	-	(8,495,915)	-	(8,495,915)
Futures Contracts*	(435,564)	(2,687,403)	(405,634)	(5,703,123)	(9,231,724)
Total Value- Liabilities	$(435,564)	$(2,713,184)	$(8,901,549)	$(5,703,123)	$(17,753,420)

*	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

ABBEY CAPITAL MULTI ASSET FUND

		INTEREST	FOREIGN
	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL
Asset Derivatives
Forward Contracts*	$-	$-	$67,248	$-	$67,248
Futures Contracts*	903,595	5,426	76,667	287,024	1,272,712
Total Value- Assets	$903,595	$5,426	$143,915	$287,024	$1,339,960
Liability Derivatives
Forward Contracts*	$-	$-	$(61,294)	$-	$(61,294)
Futures Contracts*	(25,910)	(112,466)	(26,289)	(237,363)	(402,028)
Total Value- Liabilities	$(25,910)	$(112,466)	$(87,583)	$(237,363)	$(463,322)

*	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

For the period ended November 30, 2019, the Funds' average volume of derivatives was as follows:

ABBEY CAPITAL FUTURES STRATEGY FUND

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)	LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS - PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS - RECEIVABLE (VALUE AT TRADE DATE)
$674,667	$(259,291)	$3,254,807,006	$(932,761,497)	$(2,016,490,574)	$2,017,305,994

ABBEY CAPITAL MULTI ASSET FUND

LONG	SHORT	FORWARD FOREIGN	FORWARD FOREIGN
FUTURES	FUTURES	CURRENCY	CURRENCY
NOTIONAL	NOTIONAL	CONTRACTS - PAYABLE	CONTRACTS - RECEIVABLE
AMOUNT	AMOUNT	(VALUE AT TRADE DATE)	(VALUE AT TRADE DATE)
$183,769,729	$(37,066,350)	$(35,004,640)	$35,002,110

PURCHASED OPTIONS — Each Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. The risk associated with purchasing an option is that the Funds pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — Each Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter (OTC) options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The Funds' maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

FUTURES CONTRACTS — Each Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Funds must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Funds agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds' basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Funds to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Funds to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Funds are subject to foreign investment and currency risk. The Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Funds' investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Funds record realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS - 93.0%
Advertising — 0.4%
Telaria, Inc.*	103,228	$860,921
Trade Desk, Inc., (The), Class A*	1,226	322,855
		1,183,776
Aerospace/Defense — 1.2%
Aerovironment, Inc.*	1,433	87,900
Coda Octopus Group, Inc.*	30,224	217,613
Cubic Corp.	24,419	1,454,152
Kaman Corp.	2,787	177,253
Kratos Defense & Security Solutions, Inc.*	28,366	512,290
Mercury Systems, Inc.*	14,017	1,026,745
Moog, Inc., Class A	1,762	151,303
National Presto Industries, Inc.	728	64,777
Triumph Group, Inc.	6,355	176,097
		3,868,130
Agriculture — 0.2%
Andersons, Inc., (The)	3,148	72,719
Darling Ingredients, Inc.*	8,943	212,843
Phibro Animal Health Corp., Class A	3,915	94,978
Universal Corp.	2,546	132,952
Vector Group Ltd.	3,622	48,680
		562,172
Airlines — 0.3%
Controladora Vuela Cia de Aviacion SAB de CV, ADR*	18,423	192,520
Hawaiian Holdings, Inc.	3,492	105,773
SkyWest, Inc.	8,137	509,702
		807,995
Apparel — 0.7%
Canada Goose Holdings, Inc.*	7,457	284,485
Crocs, Inc.*	25,477	889,147
Kontoor Brands, Inc.	2,389	85,646
Lakeland Industries, Inc.*	23,773	245,100
Oxford Industries, Inc.	1,483	110,365
Skechers U.S.A., Inc., Class A*	3,666	147,446
Steven Madden Ltd.	4,833	205,257
Wolverine World Wide, Inc.	5,464	175,394
		2,142,840
Auto Manufacturers — 0.0%
Wabash National Corp.	3,983	62,732
Auto Parts & Equipment — 1.8%
Cooper Tire & Rubber Co.	3,881	111,850
Cooper-Standard Holdings, Inc.*	1,985	56,433
Douglas Dynamics, Inc.	6,419	347,332
Gentherm, Inc.*	3,355	140,407
Meritor, Inc.*	23,450	592,112
Methode Electronics, Inc.	9,853	366,630
Modine Manufacturing Co.*	35,809	265,703
Motorcar Parts of America, Inc.*	28,970	565,205
Spartan Motors, Inc.	117,724	2,089,601
Standard Motor Products, Inc.	843	42,462
Unique Fabricating, Inc.	95,520	338,141
Westport Fuel Systems, Inc.*	265,556	647,957
		5,563,833
Banks — 7.9%
Allegiance Bancshares, Inc.*	2,137	76,676
American River Bankshares	50,480	757,200
Ameris Bancorp	1,944	84,856
Atlantic Capital Bancshares, Inc.*	28,072	531,122
Bank of Commerce Holdings	69,160	791,882
Banner Corp.	1,722	94,073
Baycom Corp.*	11,088	243,492
Boston Private Financial Holdings, Inc.	20,682	242,807
Capital Bancorp, Inc.*	42,020	626,098

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Central Pacific Financial Corp.	4,068	118,216
City Holding Co.	4,208	334,452
Civista Bancshares, Inc.	17,390	377,015
Community Bank System, Inc.	1,997	135,496
Customers Bancorp, Inc.*	3,344	78,183
CVB Financial Corp.	8,715	186,152
Eagle Bancorp, Inc.	2,845	126,375
Esquire Financial Holdings, Inc.*	59,146	1,415,955
Farmers National Bancorp	43,870	672,966
First BanCorp	46,257	485,698
First Bancshares, Inc., (The)	16,880	566,493
First Business Financial Services, Inc.	27,020	674,960
First Citizens BancShares, Inc., Class A	1,104	573,859
First Commonwealth Financial Corp.	13,475	191,480
First Financial Bancorp	7,350	178,752
First Financial Bankshares, Inc.	13,162	455,010
First Merchants Corp.	15,334	620,874
First Northwest Bancorp	35,260	621,634
Glacier Bancorp, Inc.	3,879	170,094
Hanmi Financial Corp.	1,728	33,921
Heritage Commerce Corp.	41,929	524,112
Heritage Financial Corp.	1,485	40,956
Home BancShares, Inc.	9,066	170,622
Horizon Bancorp	40,587	763,847
Independent Bank Corp.	1,226	103,229
LCNB Corp.	33,930	627,366
Meta Financial Group, Inc.	21,222	754,867
Metropolitan Bank Holding Corp.*	16,730	754,356
Midland States Bancorp, Inc.	23,830	669,146
National Bank Holdings Corp., Class A	1,305	46,771
Northeast Bank	45,410	980,856
OFG Bancorp	8,517	182,690
OP Bancorp	44,130	431,591
Opus Bank	6,702	172,308
Orrstown Financial Services, Inc.	16,880	370,010
Parke Bancorp, Inc.	32,972	789,020
PCB Bancorp	21,370	365,854
Premier Financial Bancorp, Inc.	39,037	708,522
Prosperity Bancshares, Inc.	1,431	100,528
Seacoast Banking Corp. of Florida*	21,587	642,213
Southside Bancshares, Inc.	6,100	214,171
Texas Capital Bancshares, Inc.*	1,396	80,689
Tompkins Financial Corp.	1,925	166,994
TriState Capital Holdings, Inc.*	11,423	276,779
Triumph Bancorp, Inc.*	10,422	373,733
TrustCo Bank Corp.	28,279	248,290
UMB Financial Corp.	3,746	251,993
United Bankshares, Inc.	2,242	84,905
United Community Banks, Inc.	24,686	765,266
Walker & Dunlop, Inc.	2,381	156,289
Webster Financial Corp.	11,346	552,437
West Bancorporation, Inc.	28,480	691,494
Westamerica Bancorp	2,698	175,370
		24,703,065
Beverages — 0.5%
Celsius Holdings, Inc.*	232,809	1,129,124
Farmer Brothers Co.*	20,300	307,951
Youngevity International, Inc.*	50,679	223,494
		1,660,569
Biotechnology — 3.6%
Allakos, Inc.*	3,966	376,770
ANI Pharmaceuticals, Inc.*	2,019	124,411
Apellis Pharmaceuticals, Inc.*	14,906	400,673
Argenx SE, ADR*	7,504	1,110,967
Arrowhead Pharmaceuticals, Inc.*	2,183	159,381
Biohaven Pharmaceutical Holding Co. Ltd.*	7,225	414,137
Cambrex Corp.*	571	34,243
Champions Oncology, Inc.*	31,202	179,723
ChromaDex Corp.*	78,373	285,278
Dicerna Pharmaceuticals, Inc.*	39,990	962,159

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Eidos Therapeutics, Inc.*	7,207	405,970
Emergent BioSolutions, Inc.*	8,828	484,304
Guardant Health, Inc.*	3,328	258,486
Innoviva, Inc.*	9,226	124,366
Ligand Pharmaceuticals, Inc.*	1,187	134,131
Livongo Health, Inc.*	17,805	508,511
Medicines Co., (The)*	3,613	304,215
Mirati Therapeutics, Inc.*	3,926	395,623
Myriad Genetics, Inc.*	3,463	89,138
Nektar Therapeutics*	5,506	111,717
NeoGenomics, Inc.*	22,253	574,350
Orchard Therapeutics PLC, ADR*	33,625	382,989
Pieris Pharmaceuticals, Inc.*	37,899	154,249
PTC Therapeutics, Inc.*	5,067	237,946
REGENXBIO, Inc.*	7,295	305,369
Rigel Pharmaceuticals, Inc.*	96,899	217,054
SpringWorks Therapeutics, Inc.*	12,915	294,591
Stemline Therapeutics, Inc.*	16,667	178,170
Twist Bioscience Corp.*	18,814	448,338
Veracyte, Inc.*	12,132	348,431
Vericel Corp.*	22,990	428,993
Y-mAbs Therapeutics, Inc.*	20,155	680,231
Zymeworks, Inc.*	7,098	309,402
		11,424,316
Building Materials — 1.3%
AAON, Inc.	2,783	137,397
American Woodmark Corp.*	4,158	427,858
Armstrong World Industries, Inc.	10,624	1,020,116
Boise Cascade Co.	11,537	437,483
Gibraltar Industries, Inc.*	13,827	722,046
Griffon Corp.	1,519	32,233
Patrick Industries, Inc.*	8,282	410,125
Simpson Manufacturing Co., Inc.	2,069	168,003
Trex Co., Inc.*	5,197	447,254
Universal Forest Products, Inc.	8,103	401,909
US Concrete, Inc.*	1,042	42,649
		4,247,073
Chemicals — 0.8%
AdvanSix, Inc.*	3,845	77,784
Balchem Corp.	1,142	113,778
Chemours Co., (The)	9,276	146,468
Ferro Corp.*	4,115	59,338
HB Fuller Co.	4,743	236,581
Ingevity Corp.*	2,186	197,418
Innophos Holdings, Inc.	1,654	52,763
Innospec, Inc.	1,121	110,306
Koppers Holdings, Inc.*	5,436	201,404
Kraton Corp.*	3,742	84,307
Materion Corp.	1,920	113,011
Northern Technologies International Corp.	33,620	411,845
Oil-Dri Corp. of America	5,545	201,228
Rogers Corp.*	1,868	242,877
Stepan Co.	2,701	261,727
		2,510,835
Coal — 0.0%
SunCoke Energy, Inc.	10,433	53,417

Commercial Services — 4.9%
ABM Industries, Inc.	2,589	98,356
Acacia Research Corp.*	137,250	407,633
AMN Healthcare Services, Inc.*	3,294	195,894
ARC Document Solutions, Inc.*	256,240	286,989
ASGN, Inc.*	3,035	203,375
Barrett Business Services, Inc.	20,319	1,795,387
BG Staffing, Inc.	42,910	926,856
Brink's Co., (The)	4,054	377,022
CAI International, Inc.*	36,430	877,963
Cardtronics, PLC, Class A*	998	42,136
Care.com, Inc.*	23,169	290,308
Chegg, Inc.*	12,712	492,844
CRA International, Inc.	18,610	954,135

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Green Dot Corp., Class A*	4,948	117,565
Harsco Corp.*	46,829	1,041,945
HealthEquity, Inc.*	5,542	348,536
HMS Holdings Corp.*	9,256	279,531
ICF International, Inc.	5,166	463,545
Insperity, Inc.	2,292	178,249
K12, Inc.*	10,456	205,460
Kelly Services, Inc., Class A	4,673	102,385
Korn Ferry International	4,210	165,369
MarketAxess Holdings, Inc.	1,332	537,888
Medifast, Inc.	1,970	173,183
Monro Muffler Brake, Inc.	1,316	96,594
Progyny, Inc.*	5,757	153,367
Repay Holdings Corp.*	42,882	593,058
Resources Connection, Inc.	42,101	650,460
Rosetta Stone, Inc.*	33,352	518,290
SP Plus Corp.*	13,285	582,547
Strategic Education, Inc.	2,810	398,289
Team, Inc.*	5,510	89,097
Vectrus, Inc.*	6,391	325,558
Viad Corp.	21,229	1,335,304
		15,305,118
Computers — 3.5%
Agilysys, Inc.*	40,200	1,018,266
CACI International, Inc., Class A*	1,145	274,021
Computer Services, Inc.	28,340	1,215,786
Conduent, Inc.*	51,000	345,270
Endava PLC, SP ADR*	28,450	1,354,789
ExlService Holdings, Inc.*	1,497	104,506
Globant S.A.*	4,761	509,427
Icad, Inc.*	76,556	574,936
Insight Enterprises, Inc.*	2,176	142,724
Kornit Digital Ltd.*	8,843	301,546
MAXIMUS, Inc.	1,853	138,326
Mitek Systems, Inc.*	114,020	812,963
NCR Corp.*	35,396	1,162,051
PAR Technology Corp.*	21,485	646,484
Science Applications International Corp.	1,681	143,473
TTEC Holdings, Inc.	3,501	160,801
USA Technologies, Inc.*	22,835	163,270
Virtusa Corp.*	16,358	731,039
Vocera Communications, Inc.*	11,031	239,373
WNS Holdings Ltd., ADR*	8,086	510,388
Zscaler, Inc.*	6,827	355,891
		10,905,330
Cosmetics/Personal Care — 0.4%
Avon Products, Inc.*	17,249	79,173
elf Beauty, Inc.*	41,055	680,281
Inter Parfums, Inc.	5,601	394,815
		1,154,269
Distribution/Wholesale — 0.9%
Anixter International, Inc.*	1,549	132,966
Core-Mark Holding Co., Inc.	10,560	284,592
Fossil Group, Inc.*	7,293	54,625
H&E Equipment Services, Inc.	14,011	462,363
Manitex International, Inc.*	124,150	664,202
Pool Corp.	2,106	434,784
Resideo Technologies, Inc.*	34,030	332,813
SiteOne Landscape Supply, Inc.*	5,043	447,617
		2,813,962
Diversified Financial Services — 1.7%
Blucora, Inc.*	3,569	84,014
Encore Capital Group, Inc.*	3,458	126,113
Enova International, Inc.*	24,746	569,900
Evercore Partners, Inc., Class A	8,458	654,480
Greenhill & Co., Inc.	3,481	59,212
Houlihan Lokey, Inc.	11,457	546,155
I3 Verticals, Inc., Class A*	39,643	1,083,047
Interactive Brokers Group, Inc., Class A	3,063	148,311
LendingTree, Inc.*	1,365	492,124

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Moelis & Co., Class A	15,441	508,935
Silvercrest Asset Management Group, Inc., Class A	63,693	824,824
Virtus Investment Partners, Inc.	807	95,065
World Acceptance Corp.*	2,155	204,703
		5,396,883
Electric — 0.2%
ALLETE, Inc.	4,232	339,025
Avista Corp.	1,395	65,956
El Paso Electric Co.	1,366	92,642
		497,623
Electrical Components & Equipment — 0.5%
Encore Wire Corp.	1,848	107,812
EnerSys	3,171	222,509
Insteel Industries, Inc.	19,158	446,956
Littelfuse, Inc.	1,079	195,742
nLight, Inc.*	27,300	544,089
		1,517,108
Electronics — 4.1%
Atkore International Group, Inc.*	8,874	370,223
Benchmark Electronics, Inc.	3,373	116,267
Brady Corp., Class A	2,928	166,896
Coherent, Inc.*	1,014	152,972
Comtech Telecommunications Corp.	38,400	1,451,136
FARO Technologies, Inc.*	6,366	310,152
Identiv, Inc.*	98,450	538,521
II-VI, Inc.*	3,812	111,272
Itron, Inc.*	9,279	743,062
Ituran Location and Control Ltd.	27,021	648,504
Knowles Corp.*	30,975	678,353
Napco Security Technologies, Inc.*	51,080	1,596,250
NVE Corp.	2,254	143,332
nVent Electric PLC	31,652	782,121
OSI Systems, Inc.*	1,136	113,021
Plexus Corp.*	2,641	200,452
RADA Electronic Industries Ltd.*	56,003	304,656
Sanmina Corp.*	6,648	211,473
SMART Global Holdings, Inc.*	15,542	478,694
SYNNEX Corp.	830	101,932
Tech Data Corp.*	13,042	1,889,655
TTM Technologies, Inc.*	8,548	114,629
Turtle Beach Corp.*	41,198	343,591
Woodward, Inc.	2,558	298,749
ZAGG, Inc.*	150,050	1,152,384
		13,018,297
Energy-Alternate Sources — 0.2%
Clean Energy Fuels Corp.*	83,658	163,133
Envision Solar International, Inc.*	29,971	137,567
Renewable Energy Group, Inc.*	4,229	72,147
REX American Resources Corp.*	1,203	110,495
SolarEdge Technologies, Inc.*	1,052	85,854
		569,196
Engineering & Construction — 1.9%
Arcosa, Inc.	27,192	1,066,198
Argan, Inc.	23,950	877,528
Comfort Systems USA, Inc.	24,230	1,238,153
Dycom Industries, Inc.*	2,682	139,598
EMCOR Group, Inc.	4,741	421,617
Exponent, Inc.	2,780	176,669
Iteris, Inc.*	89,418	462,291
Mistras Group, Inc.*	21,450	283,998
MYR Group, Inc.*	4,168	143,213
Primoris Services Corp.	15,596	343,424
Sterling Construction Co., Inc.*	36,010	524,666
TopBuild Corp.*	2,707	298,528
		5,975,883
Entertainment — 0.4%
Red Rock Resorts, Inc., Class A	20,196	472,587
Scientific Games Corp.*	6,167	168,729
Six Flags Entertainment Corp.	15,648	680,375
		1,321,691

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Environmental Control — 0.2%
Casella Waste Systems, Inc., Class A*	8,235	384,657
Tetra Tech, Inc.	3,198	282,351
		667,008
Food — 1.8%
BellRing Brands, Inc., Class A*	30,031	601,521
Calavo Growers, Inc.	688	61,363
Cal-Maine Foods, Inc.	1,158	50,408
Grocery Outlet Holding Corp.*	16,779	555,888
Hostess Brands, Inc.*	137,570	1,850,317
Ingles Markets, Inc., Class A	27,010	1,200,324
J&J Snack Foods Corp.	681	125,985
Landec Corp.*	85,663	981,698
Sanderson Farms, Inc.	1,371	227,010
SpartanNash Co.	3,619	51,245
United Natural Foods, Inc.*	6,025	54,948
		5,760,707
Forest Products & Paper — 0.1%
Mercer International, Inc.	3,030	37,966
Neenah Paper, Inc.	1,286	93,595
PH Glatfelter Co.	2,049	36,575
Schweitzer-Mauduit International, Inc.	2,483	108,904
		277,040
Gas — 0.3%
New Jersey Resources Corp.	2,340	99,544
Northwest Natural Holding Co.	2,390	164,360
South Jersey Industries, Inc.	4,502	140,642
Southwest Gas Holdings, Inc.	1,612	122,125
Spire, Inc.	5,337	413,191
		939,862
Hand/Machine Tools — 0.4%
Colfax Corp.*	28,493	960,214
Franklin Electric Co., Inc.	1,896	105,171
Luxfer Holdings PLC	20,060	350,448
		1,415,833
Healthcare-Products — 4.6%
ABIOMED, Inc.*	1,453	285,050
Alpha Pro Tech Ltd.*	44,141	148,755
Alphatec Holdings, Inc.*	56,338	397,183
AxoGen, Inc.*	13,310	230,662
BioLife Solutions, Inc.*	72,136	1,208,278
Cantel Medical Corp.	1,814	139,497
Castle Biosciences, Inc.*	16,363	440,656
Cerus Corp.*	93,814	407,153
CRH Medical Corp.*	282,400	872,616
Glaukos Corp.*	4,036	258,829
Haemonetics Corp.*	3,260	393,156
ICU Medical, Inc.*	578	108,363
Inspire Medical Systems, Inc.*	22,888	1,624,132
Insulet Corp.*	2,092	388,484
Integra LifeSciences Holdings Corp.*	3,088	188,337
iRhythm Technologies, Inc.*	3,848	277,402
Luminex Corp.	1,725	36,449
Masimo Corp.*	3,409	528,634
Merit Medical Systems, Inc.*	3,088	86,464
NuVasive, Inc.*	789	56,997
OrthoPediatrics Corp.*	24,977	982,595
Oxford Immunotec Global, PLC*	31,836	531,661
Patterson Cos, Inc.	16,700	324,982
Repligen Corp.*	6,556	581,845
Semler Scientific, Inc.*	12,995	558,785
Shockwave Medical, Inc.*	12,692	497,019
SI-BONE, Inc.*	44,888	798,558
Tactile Systems Technology, Inc.*	7,162	459,872
Tandem Diabetes Care, Inc.*	12,796	883,308
ViewRay, Inc.*	67,000	222,440
West Pharmaceutical Services, Inc.	2,836	416,977
Zynex, Inc.	20,327	213,434
		14,548,573

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Healthcare-Services — 2.3%
Addus HomeCare Corp.*	6,574	612,763
Amedisys, Inc.*	5,083	828,326
Catalent, Inc.*	11,165	580,468
Chemed Corp.	621	267,042
eHealth, Inc.*	9,471	873,794
Ensign Group, Inc., (The)	2,070	89,900
Fulgent Genetics, Inc.*	27,620	314,868
Joint Corp., (The)*	69,711	1,334,966
LHC Group, Inc.*	6,784	904,986
Magellan Health, Inc.*	1,789	139,059
Natera, Inc.*	20,655	753,701
Pennant Group Inc., (The)*	1,035	24,240
Providence Service Corp., (The)*	2,212	132,034
Psychemedics Corp.	11,854	107,634
US Physical Therapy, Inc.	1,232	143,971
Vapotherm, Inc.*	13,712	151,655
		7,259,407
Holding Companies-Diversified — 0.2%
ChaSerg Technology Acquisition Corp., Class A*	35,454	388,221
Health Sciences Acquisitions Corp.*	24,276	254,413
		642,634
Home Builders — 1.9%
Century Communities, Inc.*	22,137	630,904
Installed Building Products, Inc.*	16,991	1,218,255
LCI Industries	2,012	214,198
LGI Homes, Inc.*	13,276	959,457
MDC Holdings, Inc.	4,064	160,812
Skyline Corp.*	52,325	1,736,143
William Lyon Homes, Class A*	6,118	127,744
Winnebago Industries, Inc.	17,944	852,878
		5,900,391
Home Furnishings — 0.4%
Ethan Allen Interiors, Inc.	1,723	30,807
Hooker Furniture Corp.	8,270	196,909
iRobot Corp.*	968	42,166
La-Z-Boy, Inc.	2,014	63,642
Sleep Number Corp.*	2,991	144,376
Universal Electronics, Inc.*	14,863	826,383
		1,304,283
Household Products/Wares — 0.2%
Acme United Corp.	11,359	252,056
Central Garden & Pet Co.*	1,283	33,846
Quanex Building Products Corp.	3,617	70,387
WD-40 Co.	995	192,144
		548,433
Housewares — 0.3%
Lifetime Brands, Inc.	63,990	417,215
Toro Co., (The)	5,348	418,107
Tupperware Brands Corp.	9,396	79,396
		914,718
Insurance — 3.0%
Ambac Financial Group, Inc.*	2,222	46,262
American Equity Investment Life Holding Co.	11,107	330,100
American National Insurance Co.	4,156	490,408
BRP Group, Inc.*	33,899	583,741
Employers Holdings, Inc.	3,729	160,235
FGL Holdings	82,160	750,121
Genworth Financial, Inc., Class A*	47,731	189,015
Goosehead Insurance, Inc., Class A	14,666	594,266
HCI Group, Inc.	3,972	183,904
Health Insurance Innovations, Inc., Class A*	13,772	247,483
Heritage Insurance Holdings, Inc.	49,510	677,792
Horace Mann Educators Corp.	2,570	111,564
Kinsale Capital Group, Inc.	7,848	794,688
NMI Holdings, Inc., Class A*	20,422	685,567
Palomar Holdings, Inc.*	14,946	815,603
RLI Corp.	1,478	135,045
Safety Insurance Group, Inc.	1,702	166,200
Selective Insurance Group, Inc.	3,866	256,006
United Insurance Holdings Corp.	3,198	40,583

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Universal Insurance Holdings, Inc.	1,883	54,795
White Mountains Insurance Group Ltd.	1,920	2,125,286
		9,438,664
Internet — 2.8%
8x8, Inc.*	4,788	98,250
Aspen Group, Inc.*	42,750	302,670
Bandwidth, Inc., Class A*	9,006	503,706
Boingo Wireless, Inc.*	52,049	599,084
Cardlytics, Inc.*	27,714	1,553,370
DHI Group, Inc.*	45,973	154,929
EverQuote, Inc., Class A*	18,580	654,202
Gannett Co., Inc.	14,609	92,912
HealthStream, Inc.*	2,625	76,466
HyreCar, Inc.*	65,596	171,861
Limelight Networks, Inc.*	116,932	499,300
Mimecast Ltd.*	6,978	309,474
OptimizeRx Corp.*	26,987	288,761
Perficient, Inc.*	25,048	1,059,029
Q2 Holdings, Inc.*	6,015	507,846
Rubicon Project Inc., (The)*	88,184	712,527
Stamps.com, Inc.*	659	57,498
Stitch Fix, Inc., Class A*	17,933	422,860
Wix.com Ltd.*	2,526	305,368
Yelp, Inc.*	12,576	436,136
		8,806,249
Iron/Steel — 0.1%
Allegheny Technologies, Inc.*	20,056	462,491
Leisure Time — 0.7%
Callaway Golf Co.	34,878	724,765
Camping World Holdings, Inc., Class A	11,118	133,861
Liberty TripAdvisor Holdings, Inc., Class A*	57,339	397,359
Lindblad Expeditions Holdings, Inc.*	27,664	428,792
OneSpaWorld Holdings Ltd.	19,049	311,070
Vista Outdoor, Inc.*	14,337	118,710
		2,114,557
Lodging — 0.7%
Boyd Gaming Corp.	29,724	874,183
Extended Stay America, Inc.	89,719	1,324,252
		2,198,435
Machinery-Construction & Mining — 0.1%
SPX Corp.*	4,521	216,013

Machinery-Diversified — 2.3%
Albany International Corp., Class A	1,126	94,224
Applied Industrial Technologies, Inc.	1,045	66,723
Briggs & Stratton Corp.	4,447	23,792
Chart Industries, Inc.*	2,562	141,422
Columbus McKinnon Corp.	28,691	1,178,626
Curtiss-Wright Corp.	2,004	275,169
GrafTech International Ltd.	48,975	690,058
Hurco Cos., Inc.	19,330	691,627
Ichor Holdings Ltd.*	36,905	1,164,353
Kadant, Inc.	3,541	344,893
Newpark Resources, Inc.*	5,829	34,158
NN, Inc.	55,500	483,405
SPX FLOW, Inc.*	20,821	986,915
Tennant Co.	2,414	179,747
Twin Disc, Inc.*	95,503	972,221
		7,327,333
Media — 0.2%
EW Scripps Co., (The), Class A	4,556	67,975
MSG Networks, Inc., Class A*	38,866	631,184
		699,159
Metal Fabricate/Hardware — 0.4%
CIRCOR International, Inc.*	925	41,033
Northwest Pipe Co.*	38,140	1,309,346
		1,350,379
Mining — 0.5%
A-Mark Precious Metals, Inc.*	14,762	139,648
Astec Industries, Inc.	1,849	69,264
Century Aluminum Co.*	18,637	131,391

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Constellium SE*	44,362	627,279
Kaiser Aluminum Corp.	1,039	113,854
Livent Corp.*	12,169	94,918
ProPetro Holding Corp.*	5,179	44,643
United States Lime & Minerals, Inc.	4,143	426,190
		1,647,187
Miscellaneous Manufacturing — 0.8%
Axon Enterprise, Inc.*	5,340	394,092
EnPro Industries, Inc.	2,498	165,842
ESCO Technologies, Inc.	7,390	650,837
Fabrinet*	3,054	184,737
Federal Signal Corp.	13,724	452,069
FreightCar America, Inc.*	63,020	122,259
Hillenbrand, Inc.	2,960	93,595
John Bean Technologies Corp.	2,493	273,108
LiqTech International, Inc.*	20,135	109,333
Proto Labs, Inc.*	1,026	99,409
Standex International Corp.	1,001	77,257
Sturm Ruger & Co., Inc.	968	44,093
		2,666,631
Office Furnishings — 0.3%
Interface, Inc.	3,871	64,994
Knoll, Inc.	26,714	736,238
		801,232
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	33,399	157,309
Oil & Gas — 1.1%
Bonanza Creek Energy, Inc.*	550	9,603
Callon Petroleum Co.*	14,232	51,947
Carrizo Oil & Gas, Inc.*	9,562	61,293
Denbury Resources, Inc.*	65,228	64,347
Evolution Petroleum Corp.	63,043	328,454
Gran Tierra Energy, Inc.*	92,840	94,697
Gulfport Energy Corp.*	40,411	95,774
Laredo Petroleum, Inc.*	47,650	102,924
Matador Resources Co.*	28,454	400,632
Murphy USA, Inc.*	9,991	1,174,242
Nabors Industries Ltd.	32,083	66,091
Noble Corp., PLC*	29,805	31,593
PBF Energy, Inc., Class A	22,825	714,423
Penn Virginia Corp.*	1,691	40,838
QEP Resources, Inc.	56,886	186,017
Range Resources Corp.	20,141	70,292
Valaris PLC	11,577	49,318
Whiting Petroleum Corp.*	14,257	65,297
		3,607,782
Oil & Gas Services — 0.7%
Archrock, Inc.	11,302	95,050
DMC Global, Inc.	15,648	721,216
Exterran Corp.*	2,467	13,273
Helix Energy Solutions Group, Inc.*	17,356	144,055
McDermott International, Inc.*	25,020	20,026
Natural Gas Services Group, Inc.*	60,460	655,386
NexTier Oilfield Solutions, Inc.*	22,221	106,439
Profire Energy, Inc.*	196,897	281,563
US Silica Holdings, Inc.	15,865	78,214
		2,115,222
Packaging & Containers — 0.0%
Matthews International Corp., Class A	1,027	39,386

Pharmaceuticals — 3.5%
Akorn, Inc.*	10,437	38,095
Anika Therapeutics, Inc.*	1,566	90,515
Collegium Pharmaceutical, Inc.*	11,507	250,047
Corcept Therapeutics, Inc.*	2,448	31,408
Cytokinetics, Inc.*	83,706	809,437
Diplomat Pharmacy, Inc.*	11,740	60,461
Enanta Pharmaceuticals, Inc.*	4,093	260,560
Endo International PLC*	18,912	96,073
Global Blood Therapeutics, Inc.*	12,711	845,281
Harrow Health, Inc.*	162,420	1,015,125

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Heron Therapeutics, Inc.*	21,962	561,349
Lannett Co, Inc.*	4,780	42,160
Merus NV*	44,115	727,015
Momenta Pharmaceuticals, Inc.*	8,455	142,044
MyoKardia, Inc.*	18,714	1,219,217
Neogen Corp.*	2,310	153,777
Odonate Therapeutics, Inc.*	19,664	676,048
Owens & Minor, Inc.	10,488	69,430
Pacira BioSciences, Inc.*	1,518	70,162
Premier, Inc., Class A*	55,476	1,971,617
Principia Biopharma, Inc.*	10,230	366,541
Progenics Pharmaceuticals, Inc.*	15,612	81,495
Revance Therapeutics, Inc.*	23,046	412,523
Spectrum Pharmaceuticals, Inc.*	7,170	64,387
Sutro Biopharma, Inc.*	9,324	103,310
Tricida, Inc.*	13,659	545,814
Turning Point Therapeutics, Inc.*	7,614	428,059
Vanda Pharmaceuticals, Inc.*	3,296	55,142
		11,187,092
Real Estate — 0.2%
Newmark Group, Inc., Class A	27,808	362,894
RE/MAX Holdings, Inc., Class A	2,656	101,858
Realogy Holdings Corp.	24,456	256,054
		720,806
REITS — 1.9%
Acadia Realty Trust	4,655	125,126
Agree Realty Corp.	1,641	122,714
Alpine Income Property Trust, Inc.*	30,454	571,622
Armada Hoffler Properties, Inc.	7,721	139,441
CareTrust REIT, Inc.	3,664	76,504
Community Healthcare Trust, Inc.	2,769	131,804
CoreSite Realty Corp.	1,355	153,643
DiamondRock Hospitality Co.	8,155	83,997
EastGroup Properties, Inc.	2,590	352,732
Getty Realty Corp.	5,173	173,606
Global Medical REIT, Inc.	73,300	1,020,336
Global Net Lease, Inc.	3,919	79,908
Great Ajax Corp.	39,760	605,545
Healthcare Realty Trust, Inc.	7,137	236,877
Hersha Hospitality Trust	7,111	100,834
Independence Realty Trust, Inc.	4,656	69,561
iStar, Inc.	11,563	150,203
Lexington Realty Trust	12,112	134,201
Manhattan Bridge Capital, Inc.	55,566	350,066
Medical Properties Trust, Inc.	5,867	121,799
Office Properties Income Trust	3,799	126,735
Pennsylvania Real Estate Investment Trust	13,059	75,220
PS Business Parks, Inc.	1,242	219,325
RPT Realty	2,382	35,206
Summit Hotel Properties, Inc.	13,199	159,972
Universal Health Realty Income Trust	3,469	413,505
Urstadt Biddle Properties, Inc., Class A	4,983	121,436
Whitestone REIT	9,003	126,402
		6,078,320
Retail — 6.6%
Abercrombie & Fitch Co., Class A	5,117	81,718
Asbury Automotive Group, Inc.*	2,463	272,999
Big 5 Sporting Goods Corp.	116,800	315,360
BJ's Wholesale Club Holdings, Inc.*	41,107	974,236
Boot Barn Holdings, Inc.*	28,283	1,126,229
Buckle, Inc., (The)	4,527	125,941
Build-A-Bear Workshop, Inc.*	98,690	296,070
Caleres, Inc.	3,918	85,765
Cannae Holdings, Inc.*	89,526	3,356,330
Casey's General Stores, Inc.	5,365	932,276
Cato Corp., (The), Class A	3,069	58,495
Chico's FAS, Inc.	8,197	39,100
Children's Place, Inc., (The)	1,027	74,211
Chuy's Holdings, Inc.*	2,086	60,118
Conn's, Inc.*	10,549	231,340

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Cracker Barrel Old Country Store, Inc.	669	102,852
Designer Brands, Inc. Class A	1,947	32,125
DineEquity, Inc.	3,392	281,129
El Pollo Loco Holdings, Inc.*	10,833	174,628
FirstCash, Inc.	2,930	236,861
Five Below, Inc.*	3,696	457,232
Freshpet, Inc.*	17,839	958,668
Gaia, Inc.*	21,145	176,984
GameStop Corp., Class A	31,997	202,861
Genesco, Inc.*	4,461	165,681
GMS, Inc.*	18,931	586,104
Guess?, Inc.	6,372	122,661
Hibbett Sports, Inc.*	21,009	596,025
Hudson Ltd. Class A*	29,152	405,504
J. Alexander's Holdings, Inc.*	42,156	437,158
Lovesac Co., (The)*	13,207	201,539
Movado Group, Inc.	1,991	38,924
MSC Industrial Direct Co., Inc., Class A	14,398	1,056,957
National Vision Holdings, Inc.*	9,265	279,803
Office Depot, Inc.	22,481	50,133
Ollie's Bargain Outlet Holdings, Inc.*	4,978	325,561
Papa John's International, Inc.	10,582	669,629
Red Robin Gourmet Burgers, Inc.*	1,984	54,104
Regis Corp.*	8,392	135,363
RH*	2,622	539,057
Rush Enterprises, Inc., Class A	8,522	390,478
Shoe Carnival, Inc.	10,620	377,010
Sonic Automotive, Inc., Class A	23,996	785,869
Sportsman's Warehouse Holdings, Inc.*	48,234	352,591
Texas Roadhouse, Inc.	10,884	630,184
Vitamin Shoppe, Inc.*	8,900	57,672
Wingstop, Inc.	4,265	341,200
Winmark Corp.	3,329	589,233
World Fuel Services Corp.	17,749	752,558
Zumiez, Inc.*	3,678	108,648
		20,703,174
Savings & Loans — 1.0%
Axos Financial, Inc.*	3,461	101,927
Banc of California, Inc.	4,328	66,478
Berkshire Hills Bancorp, Inc.	3,296	103,989
Brookline Bancorp, Inc.	13,535	217,237
Dime Community Bancshares, Inc.	10,493	211,539
FS Bancorp, Inc.	15,040	899,091
Oritani Financial Corp.	10,524	195,746
Provident Financial Services, Inc.	2,904	70,625
Riverview Bancorp, Inc.	136,861	989,505
Sterling Bancorp	11,846	241,895
		3,098,032
Semiconductors — 3.8%
Adesto Technologies Corp.*	34,274	246,773
Advanced Energy Industries, Inc.*	2,466	158,342
Amtech Systems, Inc.*	111,750	668,265
AXT, Inc.*	236,930	748,699
Brooks Automation, Inc.	2,595	116,178
Cabot Microelectronics Corp.	1,581	210,921
Cirrus Logic, Inc.*	3,525	252,743
Cohu, Inc.	60,880	1,080,011
FormFactor, Inc.*	24,184	559,618
Impinj, Inc.*	31,764	1,002,472
Inphi Corp.*	12,518	871,628
inTEST Corp.*	51,180	295,820
Kulicke & Soffa Industries, Inc.	6,419	161,053
Lattice Semiconductor Corp.*	16,344	308,738
MKS Instruments, Inc.	1,371	145,710
Monolithic Power Systems, Inc.	1,952	313,647
Onto Innovation, Inc.*	4,854	162,900
Photronics, Inc.*	7,595	89,317
Power Integrations, Inc.	3,164	289,474
Semtech Corp.*	14,311	693,511
Silicon Laboratories, Inc.*	4,732	501,261

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Silicon Motion Technology Corp., ADR	16,300	722,090
SiTime Corp.*	22,335	388,629
Ultra Clean Holdings, Inc.*	84,579	1,881,037
Veeco Instruments, Inc.*	3,472	47,532
Xperi Corp.	6,158	121,867
		12,038,236
Software — 7.5%
Alteryx, Inc., Class A*	5,946	675,049
American Software, Inc., Class A	41,399	654,518
Appfolio, Inc., Class A*	2,212	249,779
Appian Corp.*	11,551	497,617
Asure Software, Inc.*	117,950	967,190
Avalara, Inc.*	6,209	484,488
Avaya Holdings Corp.*	68,670	876,916
Blackbaud, Inc.	2,160	179,021
Blackline, Inc.*	9,033	486,156
Bottomline Technologies de, Inc.*	2,442	120,855
Cogent Communications Holdings, Inc.	1,297	81,296
Computer Programs & Systems, Inc.	30,642	814,771
Coupa Software, Inc.*	2,290	351,492
CSG Systems International, Inc.	2,981	170,483
Digital Turbine, Inc.*	59,157	525,314
Donnelley Financial Solutions, Inc.*	3,109	31,214
Ebix, Inc.	2,006	69,769
Elastic NV*	7,004	556,188
Everbridge, Inc.*	10,009	880,192
Five9, Inc.*	12,642	861,805
InnerWorkings, Inc.*	111,940	527,237
j2 Global, Inc.	1,540	149,411
LivePerson, Inc.*	19,698	781,814
LiveRamp Holdings, Inc.*	8,407	421,107
ManTech International Corp., Class A	2,301	178,512
Materialise NV, ADR*	32,354	571,695
MiX Telematics Ltd., SP ADR	29,769	361,693
Model N, Inc.*	51,881	1,578,220
NextGen Healthcare, Inc.*	3,902	71,875
Omnicell, Inc.*	5,305	424,347
Phreesia, Inc.*	16,033	450,848
Pluralsight, Inc., Class A*	21,154	359,406
Progress Software Corp.	5,306	222,905
PROS Holdings, Inc.*	7,841	488,416
QAD, Inc., Class A	21,362	1,091,812
Red Violet, Inc.*	74,989	1,279,312
SharpSpring, Inc.*	96,478	1,213,693
Simulations Plus, Inc.	23,817	795,964
Smartsheet, Inc., Class A*	8,308	394,048
SVMK, Inc.*	17,716	302,412
Tabula Rasa HealthCare, Inc.*	7,970	355,542
Take-Two Interactive Software, Inc.*	3,989	484,065
TiVo Corp.	5,483	42,822
Verra Mobility Corp.*	25,608	383,352
Workiva, Inc.*	8,368	362,920
Yext, Inc.*	27,498	474,616
Zovio, Inc.*	92,130	186,103
		23,488,260
Storage/Warehousing — 0.2%
Mobile Mini, Inc.	13,211	501,490

Telecommunications — 1.2%
ATN International, Inc.	1,366	76,701
CalAmp Corp.*	3,240	33,988
ExOne Co., (The)*	68,687	469,132
Iridium Communications, Inc.*	9,628	224,332
Liberty Latin America Ltd., Class C*	80,753	1,448,709
LogMeIn, Inc.	1,382	107,768
Maxar Technologies, Inc.	19,646	204,318
NetGear, Inc.*	2,616	65,688
One Stop Systems, Inc.*	91,260	176,132
ORBCOMM, Inc.*	75,383	302,286
Viavi Solutions, Inc.*	23,640	355,073
Vonage Holdings Corp.*	45,721	361,653
		3,825,780

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Textiles — 0.5%
UniFirst Corp.	6,891	1,421,269
Toys/Games/Hobbies — 0.1%
Funko, Inc., Class A*	28,399	405,254
Transportation — 2.3%
Air Transport Services Group, Inc.*	97,555	2,400,828
ArcBest Corp.	4,606	132,561
CryoPort, Inc.*	21,992	346,374
Echo Global Logistics, Inc.*	4,834	96,825
Forward Air Corp.	9,439	661,013
Heartland Express, Inc.	18,738	401,180
Knight-Swift Transportation Holdings, Inc.	1,873	69,282
Marten Transport Ltd.	30,199	638,105
Matson, Inc.	2,281	86,085
PAM Transportation Services, Inc.*	12,570	656,154
Saia, Inc.*	16,234	1,540,607
Scorpio Tankers, Inc.	6,207	213,459
		7,242,473
Water — 0.4%
American States Water Co.	1,758	149,940
California Water Service Group	1,969	101,207
Global Water Resources, Inc.	36,066	485,809
PICO Holdings, Inc.*	39,282	431,316
		1,168,272
TOTAL COMMON STOCKS
(Cost $221,933,491)		292,971,489
SHORT-TERM INVESTMENTS - 7.0%
First American Treasury Obligations Fund, Class X, 1.59% (a)	22,013,119	22,013,119
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,013,119)		22,013,119
TOTAL INVESTMENTS - 100.0%
(Cost $243,946,609)		314,984,608
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		156,285
NET ASSETS - 100.0%		$315,140,893

*	Non-income producing security.
(a)	Seven-day yield as of November 30, 2019.

ADR American Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

SP ADR Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS - 84.8%
Advertising — 0.0%
WPP, PLC	4,084	$52,735
Aerospace/Defense — 0.2%
Airbus SE, ADR	3,036	111,573
BAE Systems PLC, SP ADR	3,620	107,804
CAE, Inc.	913	24,569
Safran SA	231	37,768
Safran SA, ADR	1,720	70,279
		351,993
Agriculture — 0.4%
British American Tabacco, PLC, SP ADR	4,706	186,404
Origin Enterprises, PLC	147,132	607,910
		794,314
Airlines — 1.0%
Aeroflot PJSC	13,125	20,981
Copa Holdings SA, Class A	818	85,285
Pegasus Hava Tasimaciligi AS*	6,554	82,591
Ryanair Holding, PLC, SP ADR*	18,883	1,573,331
Singapore Airlines Ltd.	9,000	60,506
		1,822,694
Apparel — 1.3%
Adidas AG, SP ADR	892	139,197
Gildan Activewear, Inc.	1,268	36,911
Hermes International	80	59,943
Kering SA	139	83,704
LVMH Moet Hennessy Louis Vuitton SE	3,338	1,494,422
LVMH Moet Hennessy Louis Vuitton SE, ADR	2,000	178,633
Shenzhou International Group Holdings, Ltd.	26,586	350,469
		2,343,279
Auto Manufacturers — 0.7%
Bayerische Motoren Werke AG	1,330	107,259
Daimler AG NA	1,369	77,058
Daimler AG	1,552	87,393
Ferrari NV	159	26,755
Geely Automobile Holdings Ltd., ADR	883	33,024
Geely Automobile Holdings Ltd.	6,982	13,057
Honda Motor Co. Ltd.	4,500	126,493
Hyundai Motor Co.	427	43,816
Subaru Corp.	2,000	52,416
Tata Motors, Ltd., SP ADR*	13,089	146,859
Toyota Motor Corp., SP ADR	3,440	482,322
Volkswagen AG	168	31,976
Volkswagen AG, ADR	3,570	67,848
Volvo AB, Class B	3,636	56,212
		1,352,488
Auto Parts & Equipment — 0.4%
Bridgestone Corp.	1,219	48,757
Denso Corp., ADR	660	14,790
Denso Corp.	734	32,802
Fuyao Glass Industrials Group, Ltd. (a)	116,000	342,204
Hyundai Mobis Co., Ltd.	1,054	218,855
Valeo SA, ADR	1,646	32,492
		689,900
Banks — 7.4%
Abu Dhabi Community Bank.	37,448	76,824
Aozora Bank Ltd.	1,000	25,489
Australia & New Zealand Banking Group Ltd., ADR	1,618	27,182
Banco Bilbao Vizcaya Argentaria SA	16,248	85,357
Banco do Brasil SA, SP ADR	1,478	16,568
Banco Santander Brasil SA, ADR	6,194	64,356
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	6,639	41,892
Banco Santander SA	16,236	63,238
Bangkok Bank	113,800	668,397
Bank Central Asia Tbk PT	154,486	343,803

The accompanying notes are an integral part of the cportfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Bank Leumi Le Israel	174,384	1,263,829
Bank Mandiri Persero Tbk PT, ADR	2,253	21,967
Bank Montreal	2,225	171,214
Bank of China, Ltd.	41,028	16,455
Bank of Ireland Group, PLC	208,921	1,047,689
Bank of Kyoto Ltd., (The)	3,000	123,856
Bank of Nova Scotia, (The)	2,027	113,755
Bank Rakyat Indonesia Persero Tbk PT, ADR	2,219	31,843
Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	84,144	23,623
Bankinter SA	6,617	46,214
BDO Unibank, Inc.	71,975	214,948
BNP Paribas SA	1,469	82,354
BNP Paribas SA, ADR	3,020	84,635
Canadian Imperial Bank of Commerce	1,382	120,096
China Construction Bank Corp.	614	488
China Merchants Bank Co., Ltd.	6,063	28,649
China Merchants Bank Co., Ltd., ADR	554	13,131
China Minsheng Banking Corp., Ltd.	77,000	53,597
CITIC, Ltd.	15,542	19,456
Commercial International Bank Egypt SAE	35,124	171,697
Commonwealth Bank Of Australia	2,556	139,841
Commonweatlh Bank Of Australia, SP ADR	334	18,340
Credit Agricole SA	2,988	40,775
Dah Sing Financial Holdings, Ltd.	115,200	419,400
DBS Group Holdings, Ltd.	55,600	1,026,097
DBS Group Holdings, Ltd., SP ADR	2,231	164,313
FirstRand, Ltd.	11,220	47,891
Fukuoka Financial Group, Inc.	2,000	38,138
Grupo Financiero Banorte SAB de CV, SP ADR	1,841	48,602
Hang Seng Bank, Ltd.	6,200	126,388
HDFC Bank Ltd.	60,864	1,078,873
HDFC Bank, Ltd., ADR	6,246	385,690
HSBC Holdings, PLC, SP ADR	8,367	311,754
ICICI Bank, Ltd., SP ADR	51,717	728,693
Industrial & Commerical Bank China, Ltd., ADR	1,942	27,576
Industrial & Commerical Bank China, Ltd.	323,597	230,624
ING Groep NV	8,470	97,403
Intesa Sanpaolo	9,153	23,159
Intesa Sanpaolo SpA, ADR	2,278	34,557
KBC Group NV	2,433	177,100
Kotak Mahindra Bank, Ltd.	11,719	263,608
Lloyds Banking Group PLC, ADR	26,067	80,808
Macquarie Group, Ltd.	679	63,449
Macquarie Group, Ltd., ADR	272	25,546
Mediobanca Banca di Credito Finanziario SpA	7,552	84,326
Mitsubishi UFJ Financial Group Inc., SP ADR	32,727	173,780
Mitsubishi UFJ Financial Group, Inc.	11,911	63,138
Mizuho Financial Group, Inc.	35,600	55,126
National Australia Bank, Ltd.	5,821	102,017
National Australia Bank, Ltd., ADR	2,302	20,189
Nordea Bank Abp	93	659
Nordea Bank Abp	11,504	81,484
OTP Bank, PLC	8,572	403,153
Oversea-Chinese Bank Corp., Ltd.	6,614	52,115
Raiffeisen Bank International AG	2,523	59,184
Resona Holdings, Inc.	9,918	42,092
Royal Bank Canada	3,528	288,414
Sberbank Russia, SP ADR	14,617	213,408
Skandinaviska Enskilda Banken AB, Class A	2,420	20,752
Societe Generale SA	1,533	48,176
Societe Generale SA, ADR	11,240	70,475
Standard Bank Group Ltd.	2,937	33,159
Standard Chart, PLC	4,927	44,328
Sumitomo Mitsui Financial Group Inc., SP ADR	5,545	40,534
Sumitomo Mitsui Trust Holdings, Inc.	3,000	114,964
Svenska Handelsbanken AB, Class A	6,031	59,199
Swedbank AB, Class A	6,224	81,047
Toronto-Dominion Bank, (The)	623	36,009
UBS Group AG*	13,717	166,083
UniCredit SpA	8,458	116,749
United Overseas Bank, Ltd.	27	510
Westpac Banking Corp., SP ADR	13,894	230,224
		13,362,521

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Beverages — 4.1%
Ambev SA, ADR	14,935	62,876
Anheuser-Busch InBev SA NV	8,760	694,390
Anheuser-Busch InBev SA NV, SP ADR	1,873	148,622
Asahi Group Holdings Ltd.	800	38,518
China Resources Beer Holdings Co. Ltd.	12,000	62,852
Coca-Cola Amatil, Ltd.	237,694	1,830,431
Coca-Cola European Partners, PLC	1,923	97,035
Coca-Cola Femsa SA De CV, SP ADR	552	31,911
Compania Cervecerias Unidas SA, SP ADR	3,738	69,190
Diageo, PLC	58,445	2,387,861
Diageo, PLC, SP ADR	1,670	272,945
Fomento Economico Mexicano SAB de CV, SP ADR	843	76,654
Heineken Holding NV	491	47,054
Heineken NV	592	61,325
Kirin Holdings Co., Ltd.	57	1,263
Pernod Ricard SA	330	60,621
Pernod Ricard SA, ADR	1,910	70,250
Thai Beverage, PLC	1,913,491	1,245,009
Wuliangye Yibin Co., Ltd., Class A	15,737	285,815
		7,544,622
Biotechnology — 0.2%
BeiGene Ltd., ADR*	238	48,383
CSL Ltd.	628	120,510
CSL Ltd., SP ADR	1,030	99,168
Genmab A/S*	184	42,870
		310,931
Building Materials — 1.6%
AGC, Inc.	2,000	73,136
Anhui Conch Cement Co., Ltd., ADR	455	14,557
Anhui Conch Cement Co., Ltd.	3,500	22,391
Cemex SAB de CV, SP ADR	5,460	20,366
China Resources Cement Holdings, Ltd.	142,502	170,729
Cie de Saint-Gobain	862	34,901
CRH, PLC	27,245	1,042,350
CRH, PLC, SP ADR	3,605	138,072
Daikin Industries, Ltd., ADR	1,490	21,423
Daikin Industries, Ltd.	149	21,465
Geberit AG	90	48,320
HeidelbergCement AG	617	45,465
Imerys SA	579	22,970
Semen Indonesia Persero Tbk PT, ADR	2,553	42,010
Sika AG	6,377	1,109,637
TOTO Ltd.	365	15,985
		2,843,777
Chemicals — 3.7%
Air Liquide SA	14,998	2,033,440
Air Liquide SA, ADR	1,771	47,950
Akzo Nobel NV, ADR	1,443	46,133
Akzo Nobel NV	417	39,933
Arkema SA	471	48,811
Asian Paints Ltd.	4,768	113,347
BASF SE	2,262	169,791
Covestro AG, ADR	736	17,233
Croda International PLC	16,602	1,068,831
Fuchs Petrolub SE	14,943	601,049
Givaudan SA	27	79,406
Givaudan SA, ADR	600	35,226
Kansai Paint Co., Ltd.	1,360	34,308
Kingboard Holdings Ltd.	6,500	17,893
Kuraray Co., Ltd.	8	97
LG Chem, Ltd.	385	100,146
Methanex Corp.	1,110	41,481
Mitsubishi Chemical Holdings Corp.	6,000	44,527
Mitsubishi Gas Chemical Co, Inc.	3,000	46,955
Mitsui Chemicals, Inc.	22	527
Nippon Paint Holdings Co., Ltd.	422	22,525
Novozymes A/S, Class B	14,188	677,866
Nutrien, Ltd.	2,400	113,808
Sasol Ltd.	5,997	108,115
Shin Etsu Chemical Co., Ltd., ADR	2,744	74,061

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Shin-Etsu Chemical Co., Ltd.	654	70,298
Sociedad Quimica y Minera de Chile SA SP ADR	5,235	124,750
Umicore SA, ADR	3,052	32,626
UPL Ltd.	102,537	818,898
Yara International ASA	1,668	62,837
		6,692,868
Commercial Services — 4.0%
Adecco Group AG	374	23,151
Adyen NV (a)*	209	160,273
Afya Ltd., Class A*	3,232	89,009
ALD SA (a)	43,354	654,262
Amadeus IT Holdings SA	9,710	772,572
Atlantia SpA	534	11,825
Experian PLC, ADR	2,262	75,098
Experian, PLC	2,543	84,354
IHS Markit, Ltd.*	6,980	507,097
Intertek Group, PLC	23,392	1,666,714
IWG, PLC	35,118	185,709
New Oriental Education & Tech Group Inc., SP ADR*	2,422	293,256
Recruit Holdings Co., Ltd.	1,992	72,207
RELX, PLC	64,991	1,573,344
RELX, PLC, SP ADR	168	4,096
Secom Co., Ltd.	358	30,403
SGS SA	282	734,073
Shenzhen International Holdings Ltd.	42,000	88,737
TAL Education Group, ADR*	1,488	65,859
Transurban Group	6,366	66,183
Wirecard AG	156	20,591
WorleyParsons Ltd.	4,683	47,494
		7,226,307
Computers — 0.7%
Capgemini SE	604	71,449
CGI, Inc.*	1,680	139,675
Globant S.A.*	860	92,020
Infosys Ltd., SP ADR	18,699	183,811
Nomura Research Institute Ltd.	36,000	759,909
Wipro Ltd., ADR	843	3,060
		1,249,924
Cosmetics/Personal Care — 1.5%
Essity AB, Class B	1,117	35,109
Estee Lauder Cos Inc., (The), Class A	1,014	198,207
Kao Corp.,ADR	2,590	40,844
Kao Corp.	1,250	98,415
L'Oreal SA	68	19,388
L'Oreal SA, ADR	3,400	194,004
Shiseido Co., Ltd.	626	45,257
Shiseido Co., Ltd., SP ADR	495	35,868
Unicharm Corp.	1,087	35,630
Unilever NV	3,451	205,507
Unilever NV-CVA	29,662	1,764,672
		2,672,901
Distribution/Wholesale — 1.0%
Bunzl, PLC	58,181	1,596,666
ITOCHU Corp., ADR	426	18,970
ITOCHU Corp.	3,700	80,787
Jardine Cycle & Carriage Ltd.	974	21,848
Mitsubishi Corp.	81	2,123
Mitsui & Co., Ltd., SP ADR	37	13,143
Mitsui & Co., Ltd.	5,159	91,507
Sumitomo Corp.	15	226
Toyota Tsusho Corp.	1,400	48,971
		1,874,241
Diversified Financial Services — 2.4%
B3 SA - Brasil Bolsa Balcao	12,363	138,911
BOC Aviation Ltd. (a)	14,200	134,123
Capitec Bank Holdings Ltd.	1,958	189,311
Chailease Holding Co. Ltd.	32,722	146,229
China International Capital Corp. Ltd. (a)	62,496	107,540
Deutsche Boerse AG, ADR	3,350	51,221
Deutsche Boerse AG	7,981	1,221,428
Hong Kong Exchange & Clearing, Ltd.	1,780	56,373
Housing Development Finance Corp. Ltd.	6,369	203,829

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Japan Exchange Group, Inc., ADR	55,800	949,893
Julius Baer Group Ltd., ADR*	3,350	31,222
Julius Baer Group Ltd.*	858	40,416
KB Financial Group, Inc., ADR	3,862	150,657
London Stock Exchange Group PLC, ADR	2,464	55,883
London Stock Exchange Group, PLC	791	70,337
Network International Holdings PLC* (a)	14,667	109,639
ORIX Corp.	53	869
ORIX Corp., SP ADR	1,073	88,190
Rathbone Brothers, PLC	20,731	571,080
Schroders PLC	2,836	120,919
		4,438,070
Electric — 0.5%
AGL Energy Ltd.	1,892	26,113
CLP Holdings, Ltd.	1,947	20,062
Endesa SA	2,751	74,785
Enel SpA	6,768	51,153
Fortis, Inc.	5,996	234,384
Iberdrola SA, SP ADR	1,618	63,733
Iberdrola SA	8,686	85,450
Korea Electric Power Corp., SP ADR	9,425	111,026
Orsted A/S (a)	381	35,114
Power Assets Holdings, Ltd.	8,000	55,618
RWE AG	1,019	30,190
Sembcorp Industries, Ltd.	307	492
SSE PLC, ADR	5,415	91,064
		879,184
Electrical Components & Equipment — 0.6%
Legrand SA, ADR*	1,125	17,764
Legrand SA	12,128	957,566
Schneider Electric SE	698	67,334
Schneider Electric SE, ADR	4,025	77,401
		1,120,065
Electronics — 1.9%
ABB Ltd.	4,533	99,036
Assa Abloy AB, ADR	3,966	46,858
Assa Abloy AB, Class B	71,286	1,692,757
Halma, PLC	39,199	1,066,458
Hirose Electric Co., Ltd.	127	15,651
Hon Hai Precision	56,353	163,403
Hoya Corp., SP ADR	487	44,658
Hoya Corp.	670	61,214
Kyocera Corp.	900	61,320
Murata Manufacturing Co., Ltd., ADR	5,048	72,944
Murata Manufacturing Co., Ltd.	1,119	64,912
Nidec Corp., SP ADR	2,188	81,160
Nidec Corp.	339	50,176
		3,520,547
Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S	229	21,794

Engineering & Construction — 0.3%
ACS Actividades de Construccion y Servicios SA	976	37,940
Bouygues SA	663	27,083
Grupo Aeroportuario del Pacifico SAB de CV	572	57,875
Grupo Aeroportuario del Sureste SAB de CV, ADR	302	51,781
Kajima Corp.	921	12,156
Keppel Corp., Ltd.	9,000	44,217
Larsen & Toubro Ltd.	6,212	115,136
LendLease Group	2,252	29,508
Shimizu Corp.	3,000	28,753
Sydney Airport	8,427	52,390
Taisei Corp.	1,000	39,261
Vinci SA	597	65,080
Vinci SA, ADR	2,316	63,064
		624,244
Entertainment — 0.1%
OPAP SA	7,522	92,327
Oriental Land Co., Ltd.	313	43,327
		135,654
Environmental Control — 0.0%
China Conch Venture Holdings Ltd.	21,500	83,637

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Food — 3.0%
Aeon Co., Ltd.	676	13,810
BRF SA, ADR*	4,553	38,974
BRF SA*	14,051	120,806
Carrefour SA	79	1,304
China Mengniu Dairy Co., Ltd.*	36,396	139,242
Danone SA, SP ADR	10,290	168,962
Foshan Haitian Flavouring & Food Co., Ltd., Class A	11,092	168,862
Glanbia, PLC	60,629	705,416
J Sainsbury PLC	8,762	24,260
JBS SA, SP ADR	3,030	40,420
Kerry Group, PLC, Class A	5,642	723,580
Koninklijke Ahold Delhaize NV, SP ADR	4,031	103,798
Koninklijke Ahold Delhaize NV	696	17,926
Marine Harvest	1,676	41,565
Mowi ASA, SP ADR	803	19,914
Nestle India Ltd.	607	122,255
Nestle SA	9,414	977,595
Nestle SA, SP ADR	6,845	711,469
Seven & i Holdings Co., Ltd.	30,700	1,145,611
Tesco, PLC, SP ADR	7,867	69,624
Tesco, PLC	12,787	37,922
Woolworths Group, Ltd.	2,137	57,654
		5,450,969
Food Service — 0.7%
Compass Group, PLC, SP ADR	3,508	86,402
Compass Group, PLC	50,764	1,243,833
		1,330,235
Forest Products & Paper — 0.1%
Smurfit Kappa Group PLC, ADR	1,402	49,897
UPM-Kymmene Corp.	1,590	53,116
		103,013
Gas — 0.3%
Beijing Enterprises Holdings Ltd.	22,500	99,448
China Gas Holdings, Ltd.	2,999	11,147
China Resources Gas Group Ltd.	10,000	55,681
Enagas SA	1,404	34,952
ENN Energy Holdings, Ltd.	6,000	65,210
Hong Kong & China Gas Co., Ltd.	19,800	37,715
National Grid PLC	2,867	32,966
National Grid, PLC, SP ADR	2,605	149,683
Snam SpA	9,397	46,688
		533,490
Hand/Machine Tools — 0.6%
Amada Co., Ltd.	58,400	651,572
Sandvik AB	3,286	59,757
Schindler Holding AG	216	51,643
Techtronic Industrials Co., Ltd.	34,738	261,087
Techtronic Industries Co., Ltd., SP ADR	706	26,607
		1,050,666
Healthcare-Products — 0.8%
Alcon, Inc.*	15,619	862,770
Alcon, Inc.*	515	28,474
Coloplast A/S, ADR	1,070	12,613
Coloplast A/S, Class B	327	38,634
Essilor International Cie Generale d'Opitque SA	384	59,643
EssilorLuxottica SA, ADR	1,096	85,137
Hengan International Group Co. Ltd.	10,500	69,327
Koninklijke Philips NV	2,544	118,245
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,703	69,033
Smith & Nephew PLC	2,989	66,716
Sysmex Corp., ADR	450	15,595
Terumo Corp.	1,362	47,839
		1,474,026
Healthcare-Services — 0.5%
Aier Eye Hospital Group Co., Ltd., Class A	24,986	141,993
Apollo Hospitals Enterprise Ltd.	5,438	109,200
Fresenius Medical Care AG & Co., KGaA	28	2,050
Fresenius Medical Care AG & Co., KGaA, ADR	1,104	40,439
Fresenius SE & Co., KGaA	707	38,677
Lonza Group AG, ADR	370	12,554
Lonza Group AG*	182	61,827
Notre Dame Intermedica Participacoes SA	7,572	100,943

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Ping An Healthcare and Technology Co. Ltd.* (a)	19,895	132,505
Sonic Healthcare Ltd.	2,543	51,868
Sonic Healthcare Ltd., SP ADR	1,113	22,816
Wuxi Biologics Cayman, Inc.* (a)	21,356	241,318
		956,190
Holding Companies-Diversification — 0.1%
CK Hutchison Holdings, Ltd.	15,500	140,766
Jardine Matheson Holdings, Ltd.	293	16,471
KOC Holding AS, ADR	824	14,321
Swire Pacific, Ltd., Class A	943	8,514
		180,072
Home Builders — 0.7%
Daiwa House Industry Co., Ltd.	730	22,349
Daiwa House Industry Co., Ltd., ADR	1,099	33,651
Persimmon, PLC	3,617	119,607
Sekisui Chemical Co., Ltd.	57,800	1,007,185
WHA Corp. PCL, NVDR	1,060,257	148,097
		1,330,889
Home Furnishings — 0.2%
Electrolux AB, Class B	972	24,979
Hangzhou Robam Appliances Co. Ltd., Class A	33,593	142,031
Sharp Corp. (Japan)	3,000	45,347
Sony Corp., SP ADR	3,214	204,025
		416,382
Household Products/Wares — 0.1%
Henkel Ag & Co., KGaA	375	36,226
Henkel AG & Co., KGaA, SP ADR	1,004	24,367
Reckitt Benckiser Group, SP ADR	4,555	73,017
		133,610
Insurance — 5.6%
AIA Group, Ltd.	110,446	1,105,256
AIA Group, Ltd., SP ADR	3,872	154,957
Allianz SE, SP ADR	8,370	199,708
Aon, PLC	13,800	2,809,818
Assic Generali SpA	6,258	127,625
Aviva, PLC	17,849	93,096
AXA SA	709	19,290
Cathay Financials Holdings Co., Ltd.	38,000	51,928
China Life Insurance Co., Ltd., ADR	6,322	79,657
China Pacific Insurance Group Co., Ltd.	12,200	43,146
Hannover Rueck SE	286	53,067
ICICI Lombard General Insurance Co., Ltd. (a)	9,075	172,411
Japan Post Holdings Co., Ltd.	7,408	69,683
Lancashire Holdings, Ltd.	152,389	1,464,059
M&G PLC*	5,704	17,410
Manulife Finanical Corp.	6,692	131,699
MS&AD Insurance Group Holdings, Inc.	1,600	51,796
Muenchener Rueckversicherungs-Gesellschaft AG	293	84,074
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, ADR	2,550	73,159
Ping An Insurance Group Co. of China, Ltd., ADR	4,986	113,481
Ping An Insurance Group Co. of China, Ltd.	35,430	402,318
Prudential PLC, SP ADR	5,704	101,235
QBE Insurance Group Ltd., ADR	5,619	48,211
Sampo Oyj, Class A, ADR*	1,628	32,788
Sampo, Class A, PLC	28,199	1,140,251
SCOR SE	784	33,676
Sompo Holdings, Inc.	1,000	39,452
Sul America SA	10,793	134,578
Sun Life Financial, Inc.	2,970	135,640
Suncorp Group, Ltd.	5,947	53,875
Swiss Life Holding AG	277	137,380
Swiss Re AG, SP ADR	1,000	27,110
Swiss Re AG	569	61,632
Tokio Marine Holdings, Inc.	1,150	62,565
Tokio Marine Holdings, Inc., ADR	620	33,809
Topdanmark AS	17,182	794,054
Zurich Insurance Group AG	294	115,382
		10,269,276
Internet — 2.8%
51job, Inc., ADR*	611	48,037
Alibaba Group Holdings, Ltd., SP ADR*	8,478	1,695,600
B2W Cia Digital	3,840	50,783

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Baidu, Inc., SP ADR*	2,249	266,574
iQIYI, Inc., ADR*	1,374	26,312
JD.com, Inc., ADR*	5,058	165,144
LINE Corp., SP ADR*	1,409	66,082
LINE Corp.*	99	4,662
Meituan Dianping, Class B*	16,433	216,849
Mercadolibre, Inc.*	386	224,104
Naver Corp.	1,033	150,757
SINA Corp. (China)*	203	7,083
Tencent Holdings, Ltd.	40,676	1,716,330
Tencent Holdings, Ltd., ADR	7,294	307,442
Trip.com Group Ltd., ADR	1,543	51,289
Vipshop Holdings, Ltd. ADR*	4,069	52,002
Weibo Corp., SP ADR*	981	41,997
		5,091,047
Investment Companies — 2.8%
EXOR NV	863	65,859
Groupe Bruxelles Lambert SA	26,379	2,676,216
Kinnevik AB, Class B	849	19,442
Melrose Industries, PLC	789,924	2,342,786
Pargesa Holdings SA	983	77,582
		5,181,885
Iron/Steel — 0.2%
Fortescue Metals Group Ltd.	5,658	37,260
JFE Holdings, Inc.	10,000	127,543
Posco, SP ADR	2,416	116,258
Vale SA, SP ADR*	8,426	99,090
		380,151
Leisure Time — 0.1%
Giant Manufacturing Co., Ltd.	21,800	157,863
Shimano, Inc.	236	38,198
TUI AG	2,749	37,595
		233,656
Lodging — 0.9%
City Developments Ltd.	2,005	15,169
Fosun International Ltd.	25,500	34,331
Galaxy Entertainment Group Ltd.	5,151	33,730
Huazhu Group, Ltd., ADR	1,213	41,497
InterContinental Hotels Group PLC	21,206	1,370,670
Melco Resorts & Entertainment, Ltd. ADR	988	21,025
Sands China, Ltd.	8,636	40,896
Whitbread, PLC	139	8,256
Wynn Macau Ltd.	41,117	90,426
		1,656,000
Machinery-Construction & Mining — 0.2%
Hitachi Ltd., ADR	750	59,025
Hitachi Ltd.	1,901	74,869
Komatsu Ltd. SP ADR	1,831	42,900
Mitsubishi Electical Corp.	3,000	41,473
Mitsubishi Electric Corp., ADR	1,350	37,273
Mitsubishi Heavy Industries, Ltd.	948	36,300
		291,840
Machinery-Diversified — 1.8%
Atlas Copco AB, Class A	1,701	62,329
Atlas Copco AB, Class A, SP ADR	1,656	60,444
Fanuc Corp., ADR	3,060	58,347
GEA Group AG	32,946	1,058,863
Keyence Corp.	933	319,458
Kone Corp., Class B	10,540	659,846
SMC Corp.	110	49,912
SMC Corp., ADR	2,280	51,414
Spirax-Sarco Engineering, PLC	7,957	917,178
		3,237,791
Media — 1.3%
Informa, PLC, SP ADR	616	12,785
Informa, PLC	5,071	51,888
Liberty Media Corp-Liberty Formula One, Class C*	5,372	242,224
MultiChoice Group*	6,109	50,483
MultiChoice Group, Ltd., ADR*	93	771
Shaw Communications, Inc., Class B	6,416	133,389
Thomson Reuters Corp.	1,419	100,110
Vivendi SA	1,715	47,079

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Vivendi SA, ADR	1,092	29,984
Wolters Kluwer	23,217	1,667,494
Wolters Kluwer NV, SP ADR	667	47,837
		2,384,044
Mining — 0.9%
Anglo American, PLC	767	20,069
B2Gold Corp.	23,991	88,682
Barrick Gold Corp.	12,539	210,655
BHP Billiton Ltd., SP ADR	2,130	109,759
Franco-Nevada Corp.	1,038	102,056
Freeport-McMoRan, Inc.	14,835	168,822
Glencore, PLC	13,736	43,359
Mitsubishi Materials Corp.	2,000	53,480
Newcrest Mining Ltd., SP ADR	1,347	28,476
Newcrest Mining Ltd.	1,769	36,839
Rio Tinto, PLC, SP ADR	1,536	83,804
Southern Copper Corp.	7,105	270,203
Sumitomo Metal Mining Co., Ltd.	2,000	60,667
Vedanta, Ltd., ADR	7,526	60,584
Wheaton Precious Metals Corp.	8,617	238,174
		1,575,629
Miscellaneous Manufacturing — 1.2%
Airtac International Group	6,070	87,661
Largan Precision Co., Ltd.	1,038	150,842
Siemens AG	1,633	210,435
Smiths Group, PLC, SP ADR	1,646	35,307
Smiths Group, PLC	71,567	1,535,665
Sunny Optical Technology Group Co., Ltd.	3,869	63,339
Toshiba Corp.	1,047	37,608
Zhuzhou CRRC Times Electric Co., Ltd.	8,400	28,696
		2,149,553
Oil & Gas — 3.6%
BP, PLC, SP ADR	1,050	39,291
Caltex Australia Ltd.	4,324	101,099
Canadian Natural Resources, Ltd.	3,712	103,825
Cenovus Energy, Inc.	4,155	36,938
CNOOC, Ltd., SP ADR	167	24,252
DCC, PLC	31,721	2,708,584
Ecopetrol SA, SP ADR	3,252	59,544
Eni SpA	33,119	499,028
Equinor ASA	5,593	103,107
Galp Energia SGPS SA	7,590	123,438
Imperial Oil, Ltd.	3,049	76,743
JXTG Holdings, Inc.	6,600	29,341
Lukoil , PJSC, SP ADR	4,596	437,907
Neste Oyj	756	25,555
Novatek PJSC, GDR	1,196	235,888
OMV AG	2,078	118,362
Petroleo Brasileiro, SP ADR	16,628	244,930
Reliance Industries Ltd.	16,063	346,954
Repsol SA	2,180	34,320
Repsol SA, SP ADR	7,733	121,099
Royal Dutch Shell, PLC, Class A, SP ADR	9,464	544,085
Suncor Energy, Inc.	5,850	183,690
Tatneft PJSC, SP ADR	1,800	125,190
Ultrapar Participacoes SA, SP ADR	22,428	113,710
Woodside Petroleum, Ltd.	4,466	104,213
		6,541,093
Oil & Gas Services — 0.2%
Dialog Group Bhd	255,078	204,579
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	48,200	217,426
		422,005
Pharmaceuticals — 6.9%
Alfresa Holdings Corp.	66,800	1,381,298
Aspen Pharmacare Holdings Ltd., ADR	6,986	55,958
Astellas Pharma, Inc., ADR	1,987	33,799
Astellas Pharma, Inc.	3,700	63,169
AstraZeneca, PLC, SP ADR	5,764	279,439
Bayer AG	1,297	97,955
Bayer AG, SP ADR	3,620	68,346
Celltrion, Inc.*	455	67,131
Chugai Pharmaceutical Co., Ltd.	700	61,150

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
CSPC Pharmaceutical Group, Ltd.	12,000	27,310
Daiichi Sankyo Co., Ltd.	916	57,475
Daiichi Sankyo Co., Ltd., ADR	292	18,559
Dr. Reddy's Laboratories, Ltd., ADR	3,953	160,966
Eisai Co., Ltd.	92	6,821
Glaxosmithkline, PLC	61,290	1,392,473
Glaxosmithkline, PLC, SP ADR	6,006	273,153
Kobayashi Pharmaceutical Co., Ltd.	471	38,682
Merck KGaA	587	68,515
Novartis AG	18,529	1,708,113
Novartis AG, SP ADR	15,677	1,446,987
Novo-Nordisk AS, SP ADR	4,286	240,659
Orion Corporation, Class B	672	29,246
Recordati SpA	24,240	1,016,140
Roche Holdings AG	4,637	1,429,555
Roche Holdings AG, SP ADR	12,016	463,457
Sanofi	18,565	1,730,599
Sanofi, ADR	4,424	206,512
Shionogi & Co., Ltd.	227	13,362
Takeda Pharmaceutical Co., Ltd., SP ADR	6,442	130,773
UCB SA	21	1,701
		12,569,303
Pipelines — 0.1%
Enbridge, Inc.	4,650	176,700
TC Energy Corp.	1,622	82,609
		259,309
Private Equity — 0.1%
3i Group, PLC	3,463	47,940
Macquarie Korea Infrastructure Fund	15,512	156,939
Partners Group Holding AG	66	55,661
		260,540
Real Estate — 0.9%
CapitaLand, Ltd.	5,654	15,217
China Evergrande Group	7,111	16,971
China Overseas Land & Investment, Ltd.	1,605	5,387
China Resources Land Ltd.	37,047	160,384
CK Asset Holdings Ltd.	1,638	10,892
Country Garden Holdings Co., Ltd.	31,000	43,225
Country Garden Services Holdings Co., Ltd.	52,681	170,454
Daito Trust Construction Co., Ltd., SP ADR	392	11,968
Great Eagle Holdings, Ltd.	193,662	649,663
Longfor Group Holdings, Ltd. (a)	6,500	26,607
Mitsubishi Estate Co., Ltd.	2,000	36,681
Mitsubishi Estate Co., Ltd., ADR	717	13,150
Mitsui Fudosan Co., Ltd.	2,000	49,800
REA Group Ltd.	633	44,808
Shanghai Industrial Holdings Ltd.	20,000	36,024
Shanghai Industrial Urban Development Group Ltd.	20,000	2,479
Sun Hung Kai Properties Ltd.	7,472	108,855
Sunac China Holdings Ltd.	18,431	89,931
UOL Group, Ltd.	8,000	45,394
Vonovia SE	1,036	53,926
Wheelock & Co., Ltd.	14,000	87,045
		1,678,861
REITS — 1.1%
Dexus	2,676	22,112
Fonciere Des Regions	362	40,046
Goodman Group	6,677	66,867
Japan Prime Realty Investment Corp.	15	68,262
Land Securities Group PLC	7,569	93,762
Link	4,903	50,067
Merlin Properties Socimi SA	94,010	1,341,511
Nippon Building Fund Inc.	10	75,028
Segro, PLC	5,434	62,763
Unibail-Rodamco-Westfield	705	110,223
		1,930,641
Retail — 2.8%
ANTA Sports Products Ltd.	5,561	52,297
Bidvest Group, Ltd., (The)	8,402	116,269
Cie Financiere Richemont SA	1,404	106,443
Clicks Group, Ltd.	11,538	196,689
CP ALL PCL, NVDR	89,690	225,669

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Fast Retailing Co., Ltd., ADR	170	10,375
Fast Retailing Co., Ltd.	147	89,619
Hennes & Mauritz AB, Class B	1,600	30,883
Industria de Diseno Textil SA, ADR	3,078	47,894
Industria de Diseno Textil SA	1,252	38,955
Lawson, Inc.	1,000	54,524
Li Ning Co., Ltd.	60,713	194,752
Lojas Renner SA	15,384	188,189
Mr. Price Group, Ltd.	4,257	50,830
Nitori Holdings Co., Ltd.	3	470
Pan Pacific International Holdings Corp.	2,000	32,456
President Chain Store Corp.	17,695	177,118
Raia Drogasil SA	8,135	217,916
Ryohin Keikaku Co., Ltd., ADR	1,800	40,842
Sundrug Co., Ltd.	1,100	38,667
Swatch Group AG, (The)	4,461	1,246,533
Tsuruha Holdings	12,400	1,480,090
USS Co., Ltd.	2,140	41,553
Wal-Mart de Mexico SAB de CV	83,856	230,842
Wal-Mart de Mexico SAB de CV, SP ADR	2,313	63,862
Wesfarmers, Ltd.	3,607	103,714
Yum China Holdings, Inc.	1,728	76,931
		5,154,382
Semiconductors — 3.5%
ASE Technology Holding Co., Ltd. ADR	6,033	29,501
ASM Pacific Technology Ltd.	9	118
ASML Holding NV	561	152,078
ASML Holding NV, ADR	775	209,731
Mediatek, Inc.	10,000	138,156
NXP Semiconductors NV	847	97,896
Parade Technologies Ltd.	4,409	86,545
Rohm Co., Ltd.	40	3,367
Samsung Electronic Co., Ltd.	32,919	1,407,251
Samsung Electronic Co., Ltd., GDR	1,000	1,066,495
SK Hynix, Inc.	1,267	87,190
SOITEC*	920	97,322
SUMCO Corp.	3,742	57,953
Taiwan Semiconductor Manufacturing Co., Ltd.	114,000	1,146,688
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	28,316	1,503,296
Tokyo Electron, Ltd.	400	82,743
Tokyo Electron, Ltd., ADR	1,048	54,286
United Microelectronics Corp., SP ADR	16,362	39,923
WIN Semiconductors Corp.	14,073	139,411
		6,399,950
Software — 1.7%
CD Projekt SA	2,323	155,730
Dassault Systemes SE	475	74,828
Momo, Inc., SP ADR	749	28,035
NetEase, Inc., ADR	276	87,028
Nexon Co., Ltd.*	2,300	31,422
Open Text Corp.	2,489	108,471
Playtech, PLC	192,146	954,156
SAP SE	8,281	1,125,024
SAP SE, SP ADR	2,021	274,755
Sea, Ltd., ADR*	4,761	176,347
		3,015,796
Telecommunications — 3.8%
America Movil SAB de CV, Class L, SP ADR	11,343	173,434
Belgacom SA	23,680	714,303
China Mobile, Ltd.	85,500	644,631
Chunghwa Telecom Co., Ltd., SP ADR	10,212	380,091
Deutsche Telekom AG, SP ADR	2,079	34,823
Deutsche Telekom AG	5,699	95,683
Elisa OYJ	619	33,084
Hellenic Telecommunications Organization SA	12,433	186,718
KDDI Corp.	65,664	1,886,584
Millicom International Cellular SA, SDR	116	5,211
MTN Group, Ltd.	4,952	31,196
NICE Ltd., SP ADR	616	93,318
Nippon Telegraph & Telephone Corp. ADR	2,110	106,492
Nokia OYJ, SP ADR	15,376	53,816
NTT DOCOMO, Inc.	703	19,302

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
NTT DOCOMO, Inc., ADR	2,092	57,415
Orange SA, SP ADR	7,165	116,933
Rogers Communications, Inc., Class B	894	43,189
Singapore Telecommunications Ltd.	16,000	39,538
SK Telecom Ltd., SP ADR	966	22,141
Softbank Corp.	3,804	51,675
Softbank Group Corp., ADR	532	10,268
Swisscom AG	80	41,417
Tele2 AB, Class B	1,551	22,885
Telefonaktiebolaget LM Ericsson, Class B	136,989	1,234,515
Telefonaktiebolaget LM Ericsson, SP ADR	2,495	22,555
Telekomunikasi Indonesia Persero Tbk PT, SP ADR	663	18,345
Telenor ASA, ADR	1,032	18,772
Telenor ASA	1,910	34,872
Tim Participacoes SA, ADR	2,409	38,905
Turkcell Iletisim Hizmetleri AS, ADR	11,016	64,884
Vodafone Group, PLC	297,746	589,593
Vodafone Group, PLC, SP ADR	4,018	79,637
		6,966,225
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	500	30,328
Nintendo Co., Ltd.	100	38,724
Nintendo, Ltd., ADR	1,528	73,940
		142,992
Transportation — 0.5%
Canadian National Railway Co.	910	82,892
Canadian Pacific Railway, Ltd.	211	50,269
Central Japan Railway Co.	604	122,058
Deutsche Post AG	1,395	52,007
Deutsche Post AG, SP ADR	2,117	78,834
DSV AS	413	44,970
DSV PANALPINA A S, ADR	928	50,465
East Japan Railway Co., ADR	1,818	27,835
East Japan Railway Co.	991	91,200
Hankyu Hanshin Holdings, Inc.	1,000	42,987
West Japan Railway Co.	760	66,964
ZTO Express Cayman, Inc., ADR	9,031	192,180
		902,661
Water — 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,928	39,177
Guangdong Investment Ltd.	10,000	20,679
United Utilities Group, PLC	92,665	1,022,626
		1,082,482
TOTAL COMMON STOCKS
(Cost $146,767,367)		154,745,344

EXCHANGE TRADED FUNDS - 0.2%
Diversified Financial Services — 0.1%
Ishares MSCI India ETF	7,135	245,872
Other Investment Pools and Funds — 0.1%
Invesco India Exchange-Traded Fund Trust	7,309	181,775
TOTAL EXCHANGE TRADED FUNDS
(Cost $428,778)		427,647

PREFERRED STOCKS - 1.6%
Airlines — 0.1%
Azul SA, ADR*	2,455	91,424
Banks — 0.3%
Banco Bradesco SA, ADR, 6.606%	18,265	143,380
Bancolombia SA, SP ADR, 2.519%	4,475	216,008
Itau Unibanco Holdings, SP ADR, 8.576%	33,068	269,174
		628,562
Chemicals — 0.4%
Fuchs Petrolub SE, 2.406%	15,344	662,351
Cosmetics/Personal Care — 0.4%
LG Household & Health Care, Ltd., 1.250%	1,220	768,800
Electric — 0.0%
Cia Energetica de Minas Gerais, SP ADR, 5.160%	8,794	26,646
Semiconductors — 0.4%
Samsung Electronic Co., Ltd., 3.469%	19,373	671,681
Telecommunications — 0.0%
Telefonica Brasil SA, ADR, 7.493%	2,870	37,740
TOTAL PREFERRED STOCKS
(Cost $3,151,388)		2,887,204

SHORT-TERM INVESTMENTS - 13.2%
First American Government Obligations Fund, Class X, 1.56% (b)	24,132,505	24,132,505
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,132,505)		24,132,505
TOTAL INVESTMENTS - 99.8%
(Cost $174,480,038)		182,192,700
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		369,890
NET ASSETS - 100.0%		$182,562,590

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of November 30, 2019, total market value of Rule 144A securities is $2,115,996 and represents 1.20% of net assets.
(b)	Seven-day yield as of November 30, 2019.

ADR American Depositary Receipt

GDR Global Depositary Receipt

NVDR Non-Voting Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

SDR Special Drawing Right

SP ADR Sponsored ADR

SP GDR Sponsored GDR

The accompanying notes are an integral part of the portfolio of investments.

ALTAIR ADVISERS, LLC

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying funds are valued at the Adara Smaller Companies Fund and the Aquarius International Fund (each a "Fund", collectively the "Funds") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
ADARA SMALLER COMPANIES FUND
Common Stocks	$292,971,489	$292,971,489	$-	$-
Short-Term Investments	22,013,119	22,013,119	–	–
Total Investments*	$314,984,608	$314,984,608	$-	$-

AQUARIUS INTERNATIONAL FUND
Common Stocks	$154,745,344	$46,896,481	$107,848,863	$-
Exchange-Traded Funds	427,647	427,647	–	–
Preferred Stocks	2,887,204	784,372	2,102,832	–
Short-Term Investments	24,132,505	24,132,505	–	–
Total Investments*	$182,192,700	$72,241,005	$109,951,695	$-

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2019, the Funds had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

	Number Of Shares	Value
Common Stocks—98.3%
Commercial Services—4.6%
Conduent, Inc.*	83,500	$565,295
Medpace Holdings, Inc.*	10,259	786,558
Ritchie Bros Auctioneers, Inc.	13,149	565,276
Vectrus, Inc.*	12,212	622,079
WNS Holdings Ltd., ADR*	9,168	578,684
		3,117,892
Communications—0.7%
ORBCOMM, Inc.*	117,939	472,935
Consumer Durables—2.6%
M/I Homes, Inc.*	17,943	794,337
MasterCraft Boat Holdings, Inc.*	21,271	353,311
Taylor Morrison Home Corp.*	26,938	625,500
		1,773,148
Consumer Non-Durables—1.9%
BRF SA, ADR*	78,886	675,264
Coca-Cola Consolidated, Inc.	2,268	612,723
		1,287,987
Consumer Services—6.0%
Career Education Corp.*	37,216	620,763
Everi Holdings, Inc.*	71,715	966,001
International Game Technology PLC	44,307	657,959
K12, Inc.*	29,804	585,649
Melco Resorts & Entertainment Ltd., ADR	19,286	410,406
Unifirst Corp.	4,014	827,887
		4,068,665
Distribution Services—2.1%
Foundation Building Materials, Inc.*	40,209	821,872
Performance Food Group Co.*	12,525	589,427
		1,411,299
Electronic Technology—6.3%
Amkor Technology, Inc.*	44,300	535,587
Audiocodes Ltd.	49,577	1,188,361
Comtech Telecommunications Corp.	29,620	1,119,340
NeoPhotonics Corp.*	90,963	745,897
OSI Systems, Inc.*	6,613	657,927
		4,247,112
Energy Minerals—3.9%
CVR Energy, Inc.	13,900	603,121
Delek US Holdings, Inc.	18,375	630,446
HollyFrontier Corp.	11,164	575,504
PBF Energy, Inc., Class A	27,500	860,750
		2,669,821
Finance—23.4%
Avis Budget Group, Inc.*	18,700	556,325
Brightsphere Investment Group, Inc.	20,312	195,605
CIT Group, Inc.	13,421	610,924
Cowen, Inc., Class A*	14,600	223,672
Essent Group Ltd.	12,467	681,321
Federal Agricultural Mortgage Corp., Class C	7,500	622,875
First American Financial Corp.	8,146	518,248
Fly Leasing Ltd., ADR*	31,433	617,030
Green Dot Corp., Class A*	26,623	632,562
Hanover Insurance Group Inc., (The)	4,767	647,978
Interactive Brokers Group, Inc., Class A	11,611	562,205
INTL FCStone, Inc.*	17,556	702,240
James River Group Holdings Ltd.	18,141	717,658
Legg Mason, Inc.	14,800	578,384
McGrath RentCorp	5,003	366,920
Mercury General Corp.	9,273	454,191
Moelis & Co., Class A	17,550	578,448
Mr Cooper Group, Inc.*	55,300	743,232
Nelnet, Inc., Class A	900	56,700
NMI Holdings, Inc., Class A*	23,133	776,575
On Deck Capital, Inc.*	146,479	602,029
OneMain Holdings, Inc.	3,200	137,888
PennyMac Financial Services, Inc.	29,013	995,436
Rent A Center, Inc.	4,747	123,564
Sandstorm Gold Ltd.*	114,120	768,028
SEI Investments Co.	7,328	472,876
Stewart Information Services Corp.	19,801	846,889
Stifel Financial Corp.	9,555	597,379
White Mountains Insurance Group Ltd.	500	553,460
		15,940,642

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number Of Shares	Value
Health Services—1.1%
Castle Biosciences, Inc.*	10,346	278,618
DaVita, Inc.*	6,900	495,213
		773,831
Health Technology—12.6%
Anika Therapeutics, Inc.*	10,600	612,680
Assertio Therapeutics, Inc.*	65,375	49,685
China Biologic Products Holdings, Inc.*	5,052	589,114
Collegium Pharmaceutical, Inc.*	43,375	942,539
Cutera, Inc.*	30,095	1,152,638
Dr Reddy's Laboratories Ltd., ADR	13,001	529,400
Fluidigm Corp.*	60,620	152,762
Horizon Therapeutics PLC*	25,762	844,478
ICON PLC*	3,211	523,907
Jazz Pharmaceuticals PLC*	4,256	643,167
MacroGenics, Inc.*	58,617	555,103
Puma Biotechnology, Inc.*	56,320	534,477
Retrophin, Inc.*	44,879	622,472
Vanda Pharmaceuticals, Inc.*	50,215	840,097
		8,592,519
Industrial Services—4.4%
Basic Energy Services, Inc.*	15,620	7,170
Clean Harbors, Inc.*	8,117	670,870
Comfort Systems USA, Inc.	11,778	601,856
EMCOR Group, Inc.	10,168	904,240
Great Lakes Dredge & Dock Corp.*	72,421	773,456
		2,957,592
Non-Energy Minerals—2.3%
Boise Cascade Co.	2,280	86,458
Materion Corp.	12,119	713,324
Universal Forest Products, Inc.	15,444	766,022
		1,565,804
Process Industries—3.7%
Cosan Ltd., Class A	68,782	1,202,997
Daqo New Energy Corp., ADR*	11,100	422,688
Neenah, Inc.	1,600	116,448
Renewable Energy Group, Inc.*	9,102	155,280
Verso Corp., Class A*	34,325	633,640
		2,531,053
Producer Manufacturing—10.2%
American Woodmark Corp.*	9,022	928,364
BMC Stock Holdings, Inc.*	31,157	922,559
Builders FirstSource, Inc.*	41,488	1,054,210
Canadian Solar, Inc.*	29,460	481,671
Carlisle Cos, Inc.	3,000	467,940
Installed Building Products, Inc.*	1,594	114,290
PlayAGS, Inc.*	40,459	464,874
Simpson Manufacturing Co., Inc.	6,809	552,891
Spartan Motors, Inc.	35,443	629,113
Steelcase, Inc., Class A	33,325	603,849
TopBuild Corp.*	6,723	741,412
		6,961,173
Retail Trade—3.0%
Lithia Motors, Inc., Class A	3,404	546,614
Sonic Automotive, Inc., Class A	19,542	640,001
Vipshop Holdings Ltd., ADR*	66,926	855,314
		2,041,929
Technology Services—8.2%
Boingo Wireless, Inc.*	50,388	579,966
Bottomline Technologies de, Inc.*	13,700	678,013
CommVault Systems, Inc.*	12,220	618,576
Digital Turbine, Inc.*	58,800	522,144
Evertec, Inc.	19,700	638,674
Model N, Inc.*	22,495	684,298
QIWI PLC, SP ADR	33,399	661,968
Qudian, Inc., SP ADR*	32,114	159,285
Rubicon Project, Inc., (The)*	64,697	522,752
Sohu.com Ltd., ADR*	49,570	507,597
		5,573,273
Transportation—0.4%
DHT Holdings, Inc.	33,800	248,092
Utilities—0.9%
Atlantica Yield PLC	23,452	607,876
Pampa Energia SA, SP ADR	831	11,335
		619,211
TOTAL COMMON STOCKS
(Cost $61,233,234)		66,853,978

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

	Number Of Shares	Value
Short-Term Investments—1.7%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.54% (a)		1,183,746
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,183,746)		1,183,746
Total Investments—100.0%
(Cost $62,416,980)		68,037,724
OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%		30,205
NET ASSETS—100.0%		$68,067,929

*	Non-income producing security.
(a)	Seven-day yield as of November 30, 2019.

ADR - American Depositary Receipt

PLC - Public Limited Company

SP ADR - Sponsored American Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	Prices are determined using quoted prices in active markets for identical securities.
• Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2019, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$66,853,978	$66,853,978	$-	$-
Short-Term Investments	1,183,746	1,183,746	-	-
Total Investments*	$68,037,724	$68,037,724	$-	$-

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2019, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

CAMPBELL ADVANTAGE FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR	VALUE
SHORT-TERM INVESTMENTS — 58.8%
U.S. TREASURY OBLIGATIONS — 58.8%
United States Treasury Bill	1.799%	01/02/20	$250,000	$249,665
United States Treasury Bill	1.780%	02/27/20	300,000	298,876
United States Treasury Bill	1.804%	01/16/20	250,000	249,513
United States Treasury Bill	1.553%	03/12/20	125,000	124,455
United States Treasury Bill	1.570%	04/16/20	125,000	124,270
United States Treasury Bill	1.520%	05/14/20	440,000	436,868
				1,483,647
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,483,488)				1,483,647
TOTAL INVESTMENTS — 58.8%
(Cost $1,483,488)				1,483,647

OTHER ASSETS IN EXCESS OF LIABILITIES — 41.2%				1,038,332
NET ASSETS — 100.0%				$2,521,979

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL ADVANTAGE FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

Futures contracts outstanding as of November 30, 2019 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10 Year Mini Japanese Government Bond	Dec-19	2	$182,782	$(2,689)
3-Month Euro Euribor	Dec-20	9	2,479,038	(3,096)
90-DAY Bank Bill	Mar-20	17	11,498,762	4,792
90-Day Euro	Mar-21	8	2,000,000	(930)
90-Day Sterling	Dec-20	11	1,778,278	(3,279)
Amsterdam Index	Dec-19	1	131,605	49
Australian 10-Year Bond	Dec-19	4	270,559	838
Australian 3-Year Bond	Dec-19	20	1,352,796	3,311
CAC40 10 Euro	Dec-19	2	129,990	152
Canadian 10-Year Bond	Mar-20	1	75,284	58
Cocoa	Mar-20	3	77,040	(379)
DJIA Mini E-CBOT	Dec-19	1	140,365	5,688
Euro-Bobl	Mar-20	2	220,359	(113)
Euro-BTP	Dec-19	3	330,538	(10,724)
Euro-Bund	Mar-20	2	220,359	(355)
Euro-Oat	Dec-19	2	220,359	(8,156)
Euro-Stoxx 50	Dec-19	3	122,365	3,566
FTSE/MIB Index	Dec-19	1	128,210	4,449
Gasoline RBOB	Jan-20	1	66,822	(3,606)
Gold 100 Oz	Feb-20	1	147,270	(792)
IBEX 35 Index	Dec-19	1	102,743	(348)
Live Cattle	Feb-20	2	100,960	974
London Metals Exchange Aluminum	Dec-19	7	311,500	(3,827)
London Metals Exchange Aluminum	Mar-20	1	44,363	(887)
London Metals Exchange Copper	Mar-20	1	146,681	(884)
London Metals Exchange Copper	Dec-19	1	146,331	(172)
London Metals Exchange Nickel	Dec-19	3	245,304	(48,280)
London Metals Exchange Nickel	Mar-20	1	82,092	(11,189)
London Metals Exchange Zinc	Dec-19	3	172,200	(12,102)
Long Gilt	Mar-20	2	258,659	(507)
MSCI Singapore Exchange ETS	Dec-19	3	80,791	(381)
MSCI Taiwan Index	Dec-19	7	304,500	(5,193)
Nasdaq 100 E-Mini	Dec-19	1	168,350	4,148
Nikkie 225 (Osaka Securities Exchange)	Dec-19	2	212,987	7,082
OMX Stockholm 30 Index	Dec-19	8	144,544	(2,939)
Palladium	Mar-20	1	181,010	7,838
Platinum	Jan-20	1	45,020	(3,212)
S&P 500 E-Mini	Dec-19	1	157,185	7,245
S&P/TSX 60 Index	Dec-19	1	153,233	4,324
Silver	Mar-20	1	85,550	(437)
SPI 200 Index	Dec-19	1	115,935	3,702
Topix Index	Dec-19	1	155,090	6,391
U.S. Treasury 10-Year Notes	Mar-20	3	305,535	(591)
U.S. Treasury 2-Year Notes	Mar-20	3	610,994	(403)
U.S. Treasury 5-Year Notes	Mar-20	4	406,592	(381)
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-20	1	134,870	45
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-20	1	115,279	936
Wheat	Mar-20	1	27,088	1,235
				$(59,029)

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL ADVANTAGE FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
Corn	Mar-20	4	$(76,250)	$201
Cotton No.2	Mar-20	2	(65,360)	604
Euro-Schatz	Mar-20	18	(1,983,231)	558
FTSE/JSE TOP 40	Dec-19	1	(33,623)	(587)
Lean Hogs	Feb-20	2	(54,540)	1,974
London Metals Exchange Aluminum	Mar-20	3	(133,088)	2,654
London Metals Exchange Aluminum	Dec-19	7	(311,500)	(2,033)
London Metals Exchange Copper	Mar-20	1	(146,681)	222
London Metals Exchange Copper	Dec-19	1	(146,331)	(1,446)
London Metals Exchange Nickel	Mar-20	1	(82,092)	945
London Metals Exchange Nickel	Dec-19	3	(245,304)	54,181
London Metals Exchange Zinc	Dec-19	3	(172,200)	(1,615)
Natural Gas	Jan-20	1	(22,800)	3,197
Soybean	Jan-20	1	(43,838)	385
Sugar No. 11 (World)	Mar-20	4	(57,971)	(3,854)
				$55,386
Total Futures Contracts				$(3,643)

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL ADVANTAGE FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2019 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	1,700,000	USD	1,170,002	Dec 18 2019	NatWest	$(19,488)
CAD	1,100,000	USD	838,558	Dec 18 2019	NatWest	(10,274)
CHF	150,000	USD	151,975	Dec 18 2019	NatWest	(1,670)
EUR	1,200,000	USD	1,334,857	Dec 18 2019	NatWest	(10,707)
GBP	1,550,000	USD	1,970,653	Dec 18 2019	NatWest	35,634
JPY	90,000,000	USD	850,372	Dec 18 2019	NatWest	(26,499)
NOK	11,700,000	USD	1,284,805	Dec 18 2019	NatWest	(15,623)
NZD	1,650,000	USD	1,055,927	Dec 18 2019	NatWest	3,716
SEK	14,550,000	USD	1,512,934	Dec 18 2019	NatWest	8,459
USD	1,699,598	AUD	2,500,000	Dec 18 2019	NatWest	7,665
USD	980,803	CAD	1,300,000	Dec 18 2019	NatWest	1,922
USD	357,128	CHF	350,000	Dec 18 2019	NatWest	6,416
USD	2,106,358	EUR	1,900,000	Dec 18 2019	NatWest	9,786
USD	1,842,331	GBP	1,500,000	Dec 18 2019	NatWest	(99,237)
USD	1,168,797	JPY	126,000,000	Dec 18 2019	NatWest	15,375
USD	2,031,469	NOK	18,450,000	Dec 18 2019	NatWest	30,067
USD	1,554,704	NZD	2,450,000	Dec 18 2019	NatWest	(18,705)
USD	2,007,563	SEK	19,500,000	Dec 18 2019	NatWest	(31,418)
Total Forward Foreign Currency Contracts						$(114,581)

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NatWest	National Westminster Bank
CHF	Swiss Franc	NOK	Norwegian Krone
EUR	Euro	NZD	New Zealand Dollar
GBP	British Pound	SEK	Swedish Krona
		USD	United States Dollar

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL ADVANTAGE FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Advantage Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Advantage Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $294,103, which represented 11.63% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$1,483,647	$1,483,647	$-	$-
Commodity Contracts
Futures Contracts	74,410	74,410	-	-
Equity Contracts
Futures Contracts	46,796	46,796	-	-
Interest Rate Contracts
Futures Contracts	10,538	10,538	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	119,040	-	119,040	-
Total Assets	$1,734,431	$1,615,391	$119,040	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$-	$-	$-	$-
Commodity Contracts
Futures Contracts	(94,715)	(94,715)	-	-
Equity Contracts
Futures Contracts	(9,448)	(9,448)	-	-
Interest Rate Contracts
Futures Contracts	(31,224)	(31,224)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(233,621)	-	(233,621)	-
Total Liabilities	$(369,008)	$(135,387)	$(233,621)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30,2019, the Fund had no Level 3 transfers.

CAMPBELL ADVANTAGE FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
NOVEMBER 30, 2019 (UNAUDITED)

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Fund’s derivative holdings as of November 30, 2019, grouped by contract type and risk exposure category.

DERIVATIVE TYPE	COMMODITY CONTRACTS	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts (a)	$74,410	$46,796	$10,538	$-	$131,744
Forward Contracts (a)	-	-	-	119,040	119,040
Total Value - Assets	$74,410	$46,796	$10,538	$119,040	$250,784

Liability Derivatives
Futures Contracts (a)	$(94,715)	$(9,448)	$(31,224)	$-	$(135,387)
Forward Contracts (a)	-	-	-	(233,621)	(233,621)
Total Value - Liabilities	$(94,715)	$(9,448)	$(31,224)	$(233,621)	$(369,008)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

For the period ended November 30,2019, the Fund’s quarterly average volume of derivatives was as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS-PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS-RECEIVABLE (VALUE AT TRADE DATE)
$53,354,179	$(3,276,113)	$(20,981,555)	$20,985,701

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.

CAMPBELL DYNAMIC TREND FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR	VALUE
SHORT-TERM INVESTMENTS — 78.0%
U.S. TREASURY OBLIGATIONS — 78.0%
United States Treasury Bill	2.159%	01/02/20	$6,590,000	$6,581,176
United States Treasury Bill	2.219%	02/27/20	3,450,000	3,437,077
United States Treasury Bill	1.967%	01/16/20	3,630,000	3,622,933
United States Treasury Bill	1.553%	03/12/20	2,125,000	2,115,729
United States Treasury Bill	1.570%	04/16/20	2,130,000	2,117,566
United States Treasury Bill	1.520%	05/14/20	1,365,000	1,355,284
				19,229,765
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,219,621)				19,229,765
TOTAL INVESTMENTS — 78.0%
(Cost $19,219,621)				19,229,765

OTHER ASSETS IN EXCESS OF LIABILITIES — 22.0%				5,415,642
NET ASSETS — 100.0%				$24,645,407

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
NOVEMBER 30, 2019 (UNAUDITED)

Futures contracts outstanding as of November 30, 2019 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10 Year Mini Japanese Government Bond	Dec-19	4	$365,564	$(6,804)
3-Month Euro Euribor	Dec-20	56	15,425,128	(18,567)
90-DAY Bank Bill	Mar-20	94	63,581,391	22,569
90-Day Euro	Mar-21	50	12,500,000	(5,521)
90-Day Sterling	Dec-20	73	11,801,298	1,474
Amsterdam Index	Dec-19	6	789,630	293
Australian 10-Year Bond	Dec-19	27	1,826,274	18,073
Australian 3-Year Bond	Dec-19	128	8,657,892	36,573
Brent Crude	Mar-20	1	59,850	(2,722)
CAC40 10 Euro	Dec-19	13	844,933	518
Canadian 10-Year Bond	Mar-20	6	451,705	395
Cattle Feeder Futures	Jan-20	3	213,415	(4,471)
Cocoa	Mar-20	20	513,600	(1,081)
Coffee	Mar-20	2	89,288	894
DAX Index	Dec-19	2	729,746	25,930
DJIA Mini E-CBOT	Dec-19	6	842,190	17,783
Euro BUXL 30-Year Bond Futures	Dec-19	3	330,538	(46,014)
Euro-Bobl	Mar-20	9	991,615	(506)
Euro-BTP	Dec-19	21	2,313,769	(69,977)
Euro-Bund	Mar-20	11	1,211,974	(1,952)
Euro-Oat	Dec-19	14	1,542,513	(54,478)
Euro-Stoxx 50	Dec-19	19	774,980	18,640
FTSE 100 Index	Dec-19	2	190,502	2,416
FTSE/MIB Index	Dec-19	6	769,262	27,574
Gasoline RBOB	Jan-20	3	200,466	(7,378)
Gold 100 Oz	Feb-20	6	883,620	(4,755)
IBEX 35 Index	Dec-19	3	308,230	(1,045)
Live Cattle	Feb-20	14	706,720	6,609
London Metals Exchange Aluminum	Dec-19	19	845,500	(16,986)
London Metals Exchange Aluminum	Mar-20	2	88,725	(1,894)
London Metals Exchange Copper	Dec-19	3	438,994	(515)
London Metals Exchange Nickel	Dec-19	9	735,912	(151,133)
London Metals Exchange Nickel	Mar-20	8	656,736	(89,514)
London Metals Exchange Zinc	Dec-19	6	344,400	(37,478)
London Metals Exchange Zinc	Mar-20	1	56,688	(5,160)
Long Gilt	Mar-20	10	1,293,293	1,670
MSCI Singapore Exchange ETS	Dec-19	20	538,608	(2,511)
MSCI Taiwan Index	Dec-19	45	1,957,500	(33,386)
Nasdaq 100 E-Mini	Dec-19	4	673,400	22,125
Nikkie 225 (Osaka Securities Exchange)	Dec-19	9	958,440	22,477
OMX Stockholm 30 Index	Dec-19	42	758,854	(15,823)
Palladium	Mar-20	7	1,267,070	54,863
Platinum	Jan-20	6	270,120	(10,235)
Russell 2000 E-Mini	Dec-19	3	243,570	4,359
S&P 500 E-Mini	Dec-19	6	943,110	26,260
S&P Mid 400 E-Mini	Dec-19	2	402,000	7,126
S&P/TSX 60 Index	Dec-19	9	1,379,101	15,827
Silver	Mar-20	4	342,100	(1,750)
SPI 200 Index	Dec-19	10	1,159,346	31,894
Topix Index	Dec-19	6	930,543	22,535
U.S. Treasury 10-Year Notes	Mar-20	17	1,731,359	(3,310)
U.S. Treasury 2-Year Notes	Mar-20	20	4,073,282	(2,703)
U.S. Treasury 5-Year Notes	Mar-20	23	2,337,878	(2,192)
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-20	8	1,078,953	361
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-20	4	461,115	3,743
Wheat	Mar-20	4	108,350	4,939
				$(201,941)

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
NOVEMBER 30, 2019 (UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
Corn	Mar-20	27	$(514,688)	$2,048
Cotton No.2	Mar-20	15	(490,200)	4,395
Euro-Schatz	Mar-20	125	(13,772,435)	3,891
FTSE/JSE TOP 40	Dec-19	2	(67,247)	573
Lean Hogs	Feb-20	11	(299,968)	14,138
London Metals Exchange Aluminum	Mar-20	18	(798,525)	11,071
London Metals Exchange Aluminum	Dec-19	19	(845,500)	(6,507)
London Metals Exchange Copper	Mar-20	3	(440,044)	667
London Metals Exchange Copper	Dec-19	3	(438,994)	(10,022)
London Metals Exchange Nickel	Mar-20	5	(410,460)	28,939
London Metals Exchange Nickel	Dec-19	9	(735,912)	114,422
London Metals Exchange Zinc	Mar-20	4	(226,750)	3,687
London Metals Exchange Zinc	Dec-19	6	(344,400)	510
Low Sulphur Gasoil G Futures	Jan-20	1	(57,175)	1,348
Natural Gas	Jan-20	5	(114,100)	21,398
Soybean	Jan-20	6	(263,025)	5,033
Sugar No. 11 (World)	Mar-20	23	(333,334)	(17,777)
				$177,814
Total Futures Contracts				$(24,127)

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
NOVEMBER 30, 2019 (UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2019 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	1,600,000	USD	1,100,519	Dec 18 2019	UBS	$(17,682)
CAD	3,350,000	USD	2,556,002	Dec 18 2019	UBS	(33,501)
CHF	550,000	USD	555,516	Dec 18 2019	UBS	(4,398)
EUR	2,100,000	USD	2,330,775	Dec 18 2019	UBS	(13,511)
GBP	3,350,000	USD	4,298,315	Dec 18 2019	UBS	37,853
JPY	175,500,000	USD	1,658,949	Dec 18 2019	UBS	(52,398)
NOK	16,650,000	USD	1,821,272	Dec 18 2019	UBS	(15,129)
NZD	2,550,000	USD	1,632,788	Dec 18 2019	UBS	4,841
SEK	22,500,000	USD	2,337,402	Dec 18 2019	UBS	15,268
USD	4,694,163	AUD	6,900,000	Dec 18 2019	UBS	24,428
USD	3,394,901	CAD	4,500,000	Dec 18 2019	UBS	6,467
USD	1,473,092	CHF	1,450,000	Dec 18 2019	UBS	20,145
USD	7,096,359	EUR	6,400,000	Dec 18 2019	UBS	34,222
USD	3,564,809	GBP	2,900,000	Dec 18 2019	UBS	(188,889)
USD	3,757,330	JPY	406,500,000	Dec 18 2019	UBS	36,173
USD	6,285,433	NOK	57,150,000	Dec 18 2019	UBS	85,968
USD	4,826,348	NZD	7,600,000	Dec 18 2019	UBS	(54,429)
USD	5,432,812	SEK	52,650,000	Dec 18 2019	UBS	(72,438)
Total Forward Foreign Currency Contracts						$(187,010)

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	UBS	Union Bank of Switzerland
		USD	United States Dollar

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Dynamic Trend Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Core Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $890,705, which represented 3.61% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$19,229,765	$19,229,765	$-	$-
Commodity Contracts
Futures Contracts	274,961	274,961	-	-
Equity Contracts
Futures Contracts	246,330	246,330	-	-
Interest Rate Contracts
Futures Contracts	88,749	88,749	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	265,365	-	265,365	-
Total Assets	$20,105,170	$19,839,805	$265,365	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$-	$-	$-	$-
Commodity Contracts
Futures Contracts	(369,378)	(369,378)	-	-
Equity Contracts
Futures Contracts	(52,765)	(52,765)	-	-
Interest Rate Contracts
Futures Contracts	(212,024)	(212,024)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(452,375)	-	(452,375)	-
Total Liabilities	$(1,086,542)	$(634,167)	$(452,375)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30,2019, the Fund had no Level 3 transfers.

CAMPBELL DYNAMIC TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Fund’s derivative holdings as of November 30, 2019, grouped by contract type and risk exposure category.

DERIVATIVE TYPE	COMMODITY CONTRACTS	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts (a)	$274,961	$246,330	$88,749	$-	$610,040
Forward Contracts (a)	-	-	-	265,365	265,365
Total Value - Assets	$274,961	$246,330	$88,749	$265,365	$875,405

Liability Derivatives
Futures Contracts (a)	$(369,378)	$(52,765)	$(212,024)	$-	$(634,167)
Forward Contracts (a)	-	-	-	(452,375)	(452,375)
Total Value - Liabilities	$(369,378)	$(52,765)	$(212,024)	$(452,375)	$(1,086,542)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

For the period ended November 30,2019, the Fund’s quarterly average volume of derivatives was as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS-PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS-RECEIVABLE (VALUE AT TRADE DATE)
$187,028,551	$(13,256,908)	$(48,929,334)	$49,018,385

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

MFAM GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Common Stocks — 97.3%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. (United States) (a)*	150,000	$11,070,000
Banks — 3.9%
Bank of Georgia Group PLC (Georgia)	293,132	5,610,762
Credicorp Ltd. (Peru)	5,000	1,055,950
HDFC Bank., Ltd., ADR (India)	210,700	13,010,725
		19,677,437
Capital Markets — 0.7%
Georgia Capital PLC (Georgia)*	293,132	3,578,756
Consumer Finance — 1.6%
Gentera SAB de CV (Mexico)	8,550,000	8,133,912
Diversified Financial Services — 1.6%
Banco Latinoamerico de Comercio Exterior SA, Class E (Panama) (a)	379,029	8,175,656
Electronic Equipment, Instruments & Components — 2.7%
IPG Photonics Corp. (United States) (a)*	72,000	10,230,480
Lagercrantz Group AB, Class B (Sweden)	29,296	424,617
NLight, Inc. (United States) (a)*	155,000	3,089,150
		13,744,247
Entertainment — 1.9%
Vivendi SA (France)	345,000	9,470,724
Equity Real Estate Investment Trusts (REITs) — 7.8%
American Tower Corp. (United States)	64,000	13,697,920
Equinix, Inc. (United States)	20,000	11,337,000
SBA Communications Corp. (United States)	60,000	14,188,200
		39,223,120
Food & Staples Retailing — 2.5%
Costco Wholesale Corp. (United States)	40,000	11,992,400
CP ALL PCL, NVDR (Thailand)	190,000	478,059
Georgia Healthcare Group PLC (Georgia) (b)	90,000	191,763
		12,662,222
Food Products — 1.2%
Nippon Indosari Corpindo Tbk PT (Indonesia)	64,257,500	5,922,350
Health Care Equipment & Supplies — 7.6%
Medtronic PLC (Ireland)	205,272	22,865,248
ResMed, Inc. (United States) (a)	102,000	15,259,200
		38,124,448
Health Care Providers & Services — 3.1%
NMC Health PLC (United Arab Emirates)	485,482	15,746,140
Hotels, Restaurants & Leisure — 5.2%
Starbucks Corp. (United States)	195,000	16,658,850
Yum China Holdings, Inc. (China) (a)	214,751	9,560,715
		26,219,565
Interactive Media & Services — 4.3%
Alphabet, Inc., Class C (United States)*	9,024	11,775,959
Tencent Holding Ltd. (China)	225,600	9,519,227
		21,295,186

The accompanying notes are an integral part of the schedule of investments.

MFAM GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Internet & Direct Marketing Retail — 11.5%
Alibaba Group Holding Ltd., SP ADR (China)*	50,000	10,000,000
Amazon.com, Inc. (United States)*	14,150	25,481,320
MercadoLibre, Inc. (Argentina) (a)*	24,387	14,158,604
Trip.com Group Ltd., ADR (Cayman Islands) (a)	234,052	7,779,889
		57,419,813
IT Services — 7.5%
Mastercard, Inc., Class A (United States)	93,300	27,265,059
PayPal Holdings, Inc. (United States)*	94,900	10,250,149
		37,515,208
Life Sciences Tools & Services — 0.9%
Horizon Discovery Group PLC (United Kingdom)*	2,135,499	4,508,101
Machinery — 0.6%
Fanuc Corp. (Japan)	16,000	3,055,082
Media — 1.3%
Comcast Corp., Class A (United States)	110,000	4,856,500
System1 Group PLC (United Kingdom)	700,000	1,828,716
		6,685,216
Multiline Retail — 2.1%
Mitra Adiperkasa Tbk PT (Indonesia)	146,430,000	10,534,972
Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc. (United States) (a)	30,000	4,989,900
Semiconductors & Semiconductor Equipment — 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR (Taiwan) (a)	242,500	12,874,325
Software — 14.1%
Atlassian Corp., PLC, Class A (Australia) (a)*	132,000	16,778,520
Douzone Bizon Co., Ltd. (South Korea)	149,798	9,065,580
Everbridge, Inc. (United States) (a)*	180,000	15,829,200
Paycom Software, Inc. (United States)*	55,000	15,224,550
Splunk, Inc. (United States)*	93,300	13,922,226
		70,820,076
Trading Companies & Distributors — 5.0%
Fastenal Co. (United States)	248,000	8,808,960
Watsco, Inc. (United States) (a)	90,000	16,017,300
		24,826,260
Transportation Infrastructure — 2.1%
International Container Terminal Services, Inc. (Philippines)	4,395,000	10,690,740
Wireless Telecommunication Services — 2.3%
Safaricom Ltd., PLC (Kenya)	4,000,000	1,140,351
SoftBank Group Corp. (Japan)	260,000	10,114,631
		11,254,982
Total Common Stocks (Cost $283,447,224)		488,218,438

Investments Purchased with Proceeds from Securities Lending Collateral — 11.3%
Mount Vernon Liquid Assets Portfolio, LLC, 1.18%	56,861,421	56,861,421
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $56,861,421)		56,861,421

Short-Term Investments — 2.8%
U.S. Bank Money Market Deposit Account, 1.64% (United States) (c)	13,913,526	13,913,526
Total Short-Term Investments (Cost $13,913,526)		13,913,526

Total Investments (Cost $354,222,171) — 111.4%		558,993,385
Liabilities in Excess of Other Assets — (11.4)%		(57,030,346)
NET ASSETS — 100.0%
(Applicable to 19,324,016 shares outstanding)		$501,963,039

*	Non-income producing security.
ADR	American Depositary Receipt
NVDR	Non-Voting Depository Receipt
PLC	Public Limited Company
SP ADR	Sponsored ADR
(a)	All or a portion of the security is on loan. At November 30, 2019, the market value of securities on loan was $55,325,662.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of November 30, 2019, the total market value of Rule 144A securities was $191,763 and represents 0.0% of net assets.
(c)	The rate shown is as of November 30, 2019.

The accompanying notes are an integral part of the schedule of investments.

MFAM MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Common Stocks — 97.8%
Aerospace & Defense — 2.4%
Axon Enterprise, Inc. (United States) (a)*	90,000	$6,642,000
Air Freight & Logistics — 5.2%
XPO Logistics, Inc. (United States) (a)*	175,000	14,470,750
Auto Components — 7.4%
Gentex Corp. (United States)	300,000	8,520,000
LCI Industries (United States) (a)	113,914	12,127,284
		20,647,284
Automobiles — 2.6%
Thor Industries, Inc. (United States) (a)	115,000	7,333,550
Banks — 0.8%
SVB Financial Group (United States)*	10,000	2,317,300
Electronic Equipment, Instruments & Components — 2.5%
IPG Photonics Corp. (United States)*	49,500	7,033,455
Equity Real Estate Investment Trusts (REITs) — 6.8%
SBA Communications Corp. (United States)	55,000	13,005,850
STAG Industrial, Inc. (United States)	195,000	6,043,050
		19,048,900
Food Products — 2.1%
McCormick & Co., Inc. (United States) (a)	34,000	5,754,500
Health Care Equipment & Supplies — 12.2%
Cooper Companies, Inc. (The) (United States)	46,400	14,527,376
ResMed, Inc. (United States)	70,000	10,472,000
Varian Medical Systems, Inc. (United States)*	67,000	8,959,910
		33,959,286
Health Care Technology — 5.0%
Cerner Corp. (United States)	105,000	7,516,950
Teladoc, Inc. (United States) (a)*	75,000	6,280,500
		13,797,450
Hotels, Restaurants & Leisure — 2.8%
Texas Roadhouse, Inc. (United States)	134,929	7,812,389
Household Products — 3.6%
Church & Dwight Co., Inc. (United States)	141,600	9,945,984
Insurance — 3.2%
Markel Corp. (United States)*	7,900	8,970,845
IT Services — 2.4%
Broadridge Financial Solutions, Inc. (United States)	55,000	6,804,050
Leisure Products — 2.5%
Hasbro, Inc. (United States) (a)	68,615	6,978,146
Machinery — 1.4%
Proto Labs, Inc. (United States)*	40,000	3,875,600
Real Estate Management & Development — 4.3%
Jones Lang LaSalle, Inc. (United States)	72,500	12,058,925
Software — 23.8%
Alarm.com Holdings, Inc. (United States) (a)*	111,902	4,881,165
Everbridge, Inc. (United States) (a)*	90,000	7,914,600
Paycom Software, Inc. (United States)*	50,000	13,840,500
Paylocity Holding Corp. (United States) (a)*	114,241	13,973,959
Splunk, Inc. (United States)*	107,000	15,966,540
Tyler Technologies, Inc. (United States)*	34,000	9,865,780
		66,442,544
Specialty Retail — 1.5%
Tractor Supply Co. (United States)	44,800	4,230,912
Trading Companies & Distributors — 5.3%
Fastenal Co. (United States)	193,500	6,873,120
Watsco, Inc. (United States)	45,000	8,008,650
		14,881,770
Total Common Stocks (Cost $155,084,233)		273,005,640

Investments Purchased with Proceeds from Securities Lending Collateral — 20.6%
Mount Vernon Liquid Assets Portfolio, LLC, 1.81%	57,380,215	57,380,215
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $57,380,215)		57,380,215

Short-Term Investments — 2.3%
U.S. Bank Money Market Deposit Account, 1.64% (United States) (b)	6,477,098	6,477,098
Total Short-Term Investments (Cost $6,477,098)		6,477,098

Total Investments (Cost $218,941,546) — 120.7%		336,862,953
Liabilities in Excess of Other Assets — (20.7)%		(57,784,121)
NET ASSETS — 100.0%
(Applicable to 10,600,535 shares outstanding)		$279,078,832

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At November 30, 2019, the market value of securities on loan was $55,444,860.
(b)	The rate shown is as of November 30, 2019.

The accompanying notes are an integral part of the schedule of investments.

MFAM FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2019

(UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Funds' investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
GLOBAL OPPORTUNITIES FUND
Common Stocks	$488,218,438	$405,035,182	$83,183,256	$-	$-
Investments Purchased with Proceeds From Securities Lending Collateral	56,861,421	-	-	-	56,861,421
Short-Term Investments	13,913,526	13,913,526	-	-	-
Total Investments*	$558,993,385	$418,948,708	$83,183,256	$-	$56,861,421

MID-CAP GROWTH FUND
Common Stocks	$273,005,640	$273,005,640	$-	$-	$-
Investments Purchased with Proceeds From Securities Lending Collateral	57,380,215	-	-	-	57,380,215
Short-Term Investments	6,477,098	6,477,098	-	-	-
Total Investments*	$336,862,953	$279,482,738	$-	$-	$57,380,215

*	Please refer to Schedule of Investments for further details.
^	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2019, the Funds had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Common Stocks — 99.8%

Aerospace & Defense — 0.2%
TransDigm Group, Inc. (United States)	834	$472,961
Air Freight & Logistics — 0.4%
FedEx Corp. (United States)	5,037	806,172
Airlines — 0.6%
Delta Air Lines, Inc. (United States)	11,080	634,995
Southwest Airlines Co. (United States)	9,256	533,516
		1,168,511
Automobiles — 0.8%
Ford Motor Co. (United States)	75,535	684,347
Tesla, Inc. (United States) (a)*	2,843	938,020
		1,622,367
Beverages — 0.3%
Monster Beverage Corp. (United States) (a)*	9,963	595,987
Biotechnology — 3.0%
Amgen, Inc. (United States)	9,839	2,309,410
Biogen, Inc. (United States)*	3,356	1,006,162
Gilead Sciences, Inc. (United States)	23,206	1,560,372
Vertex Pharmaceuticals, Inc. (United States)*	4,567	1,012,732
		5,888,676
Capital Markets — 1.9%
Charles Schwab Corp. (The) (United States)	22,809	1,129,045
CME Group, Inc. (United States) (a)	5,735	1,162,657
Intercontinental Exchange, Inc. (United States)	8,789	827,660
Moody's Corp. (United States)	3,151	714,237
		3,833,599
Chemicals — 0.9%
Ecolab, Inc. (United States)	4,730	882,949
Sherwin-Williams Co. (The) (United States)	1,355	790,141
		1,673,090
Commercial Services & Supplies — 0.8%
Cintas Corp. (United States)	1,571	403,841
Copart, Inc. (United States)*	3,856	343,184
Waste Management, Inc. (United States)	7,291	823,227
		1,570,252
Communications Equipment — 0.1%
Arista Networks, Inc. (United States)*	1,293	252,303
Consumer Finance — 0.9%
American Express Co. (United States)	14,963	1,797,356
Diversified Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B (United States)*	41,725	9,192,017
Electric Utilities — 0.9%
NextEra Energy, Inc. (United States) (a)	7,331	1,714,134
Electrical Equipment — 0.2%
Rockwell Automation, Inc. (United States)	1,902	372,488
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc. (United States) (a)	14,842	431,012
Entertainment — 4.7%
Activision Blizzard, Inc. (United States)	11,305	619,853
Electronic Arts, Inc. (United States)*	4,767	481,515
Netflix, Inc. (United States) (a)*	9,971	3,137,475
Walt Disney Co. (The) (United States)	33,842	5,129,770
		9,368,613

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc. (United States)	2,022	328,616
American Tower Corp. (United States)	7,408	1,585,534
Crown Castle International Corp. (United States)	7,042	941,234
Equinix, Inc. (United States)	1,284	727,835
		3,583,219
Food & Staples Retailing — 1.1%
Costco Wholesale Corp. (United States)	6,891	2,065,991
Food Products — 0.2%
McCormick & Co., Inc. (United States) (a)	2,277	385,382
Health Care Equipment & Supplies — 1.8%
Align Technology, Inc. (United States)*	2,251	624,292
Becton Dickinson and Co. (United States)	4,359	1,126,801
IDEXX Laboratories, Inc. (United States)*	1,475	371,081
Intuitive Surgical, Inc. (United States)*	1,912	1,133,625
ResMed, Inc. (United States)	2,376	355,450
		3,611,249
Health Care Providers & Services — 4.1%
CVS Health Corp. (United States)	19,569	1,472,959
HCA Healthcare, Inc. (United States)	6,311	875,083
McKesson Corp. (United States)	3,178	459,666
UnitedHealth Group, Inc. (United States)	18,698	5,233,009
		8,040,717
Health Care Technology — 0.4%
Cerner Corp. (United States) (a)	5,932	424,672
Veeva Systems, Inc., Class A (United States)*	2,791	416,361
		841,033
Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc. (United States)*	419	341,033
Marriott International, Inc., Class A (United States)	6,267	879,636
Starbucks Corp. (United States)	19,868	1,697,323
		2,917,992
Industrial Conglomerates — 1.2%
3M Co. (United States)	10,253	1,740,652
Roper Technologies, Inc. (United States)	1,837	661,999
		2,402,651
Insurance — 0.5%
Aflac, Inc. (United States)	13,407	735,240
Loews Corp. (United States)	5,363	272,977
		1,008,217
Interactive Media & Services — 12.9%
Alphabet, Inc., Class C (United States)*	10,823	14,123,582
Facebook, Inc., Class A (United States)*	52,666	10,619,572
Match Group, Inc. (United States) (a)	5,100	359,448
Twitter, Inc. (United States)*	11,595	358,402
		25,461,004
Internet & Direct Marketing Retail — 9.4%
Amazon.com, Inc. (United States)*	9,298	16,743,839
Booking Holdings, Inc. (United States) (a)*	680	1,294,740
eBay, Inc. (United States)	15,162	538,554
		18,577,133
IT Services — 8.1%
Cognizant Technology Solutions Corp., Class A (United States)	10,369	664,757
Mastercard, Inc., Class A (United States)	16,970	4,959,143
PayPal Holdings, Inc. (United States)*	23,040	2,488,550
Square, Inc., Class A (United States)*	8,603	594,639
Twilio, Inc., Class A (United States)*	3,007	310,563
Visa, Inc., Class A (United States) (a)	37,511	6,921,155
		15,938,807

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Life Sciences Tools & Services — 0.5%
Illumina, Inc. (United States)*	2,931	940,148
Machinery — 0.3%
Cummins, Inc. (United States)	2,750	502,865
Media — 0.5%
Discovery, Inc., Class A (United States) (a)*	12,856	423,477
Sirius XM Holdings, Inc. (United States) (a)	71,678	500,312
		923,789
Oil, Gas & Consumable Fuels — 0.4%
Kinder Morgan, Inc. (United States) (a)	39,671	777,948
Professional Services — 0.2%
CoStar Group, Inc. (United States)*	637	390,392
Road & Rail — 1.7%
Uber Technologies, Inc. (United States) (a)*	41,922	1,240,891
Union Pacific Corp. (United States)	12,514	2,202,339
		3,443,230
Semiconductors & Semiconductor Equipment — 3.1%
Broadcom, Inc. (United States)	6,608	2,089,516
NVIDIA Corp. (United States)	8,810	1,909,479
Texas Instruments, Inc. (United States)	13,474	1,619,710
Xilinx, Inc. (United States)	4,735	439,313
		6,058,018

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Software — 15.2%
Adobe Systems, Inc. (United States)*	8,462	2,619,243
Intuit, Inc. (United States) (a)	4,312	1,116,334
Microsoft Corp. (United States)	127,718	19,333,951
Palo Alto Networks, Inc. (United States) (a)*	1,632	370,823
Salesforce.com, Inc. (United States)*	13,668	2,226,381
ServiceNow, Inc. (United States) (a)*	3,485	986,394
Splunk, Inc. (United States)*	2,643	394,388
Synopsys, Inc. (United States)*	2,510	354,010
VMware, Inc., Class A (United States)*	8,011	1,246,672
Workday, Inc., Class A (United States)*	4,804	860,492
Zoom Video Communications, Inc., Class A (United States) (a)*	6,016	448,192
		29,956,880
Specialty Retail — 3.2%
AutoZone, Inc. (United States)*	430	506,506
Home Depot, Inc. (The) (United States)	16,985	3,745,362
O'Reilly Automotive, Inc. (United States)*	1,303	576,291
TJX Cos, Inc. (The) (United States)	20,158	1,232,258
Ulta Beauty, Inc. (United States)*	1,435	335,589
		6,396,006
Technology Hardware, Storage & Peripherals — 9.4%
Apple, Inc. (United States)	69,448	18,559,978
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B (United States)	23,966	2,240,581
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. (United States)*	14,123	1,109,362
Total Common Stocks (Cost $161,998,120)		196,892,130

Rights - 0.1%
Altaba, Inc. - Escrow Shares (United States)*(c)	8,565	151,344
Total Rights (Cost $158,961)		19,614,217

Investments Purchased with Proceeds from Securities Lending Collateral — 9.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.81%	19,614,217	19,614,217
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $19,614,217)		19,614,217

Short-Term Investments — 0.1%
First American Treasury Obligations Fund Class X, 1.59% (United States) (b)	90,880	90,880
Total Short-Term Investments (Cost $90,880)		90,880

Total Investments (Cost $181,862,178) — 109.9%		216,748,571
Liabilities in Excess of Other Assets — (9.9)%		(19,503,526)
NET ASSETS — 100.0%
(Applicable to 8,100,000 shares outstanding)		$197,245,045

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At November 30, 2019, the market value of securities on loan was $19,199,612.
(b)	Seven-day yield as of November 30, 2019.
(c)	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of November 30, 2019, these securities amounted to $151,344 or 0.1% of net assets.

The accompanying notes are an integral part of the schedule of investments.

MFAM SMALL-CAP GROWTH ETF

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Common Stocks — 95.7%
Aerospace & Defense — 2.7%
Axon Enterprise, Inc. (United States) (a)*	27,648	$2,040,423
Auto Components — 2.3%
Fox Factory Holding Corp. (United States)*	26,567	1,751,562
Biotechnology — 8.3%
ADMA Biologics, Inc. (United States) (a)*	425,128	2,019,358
Akcea Therapeutics, Inc. (United States) (a)*	59,455	1,157,589
Editas Medicine, Inc. (United States) (a)*	33,353	1,009,929
PTC Therapeutics, Inc. (United States)*	42,335	1,988,051
		6,174,927
Building Products — 3.9%
Trex Co, Inc. (United States)*	33,818	2,910,377
Electronic Equipment, Instruments & Components — 4.0%
NLight, Inc. (United States) (a)*	149,845	2,986,411
Equity Real Estate Investment Trusts (REITs) — 2.5%
STAG Industrial, Inc. (United States)	61,108	1,893,737
Health Care Equipment & Supplies — 16.1%
Antares Pharma, Inc. (United States)*	561,054	2,653,785
Globus Medical, Inc., Class A (United States) (a)*	35,081	1,962,782
Heska Corp. (United States)*	23,303	2,225,436
iRhythm Technologies, Inc. (United States)*	30,629	2,208,045
Penumbra, Inc. (United States) (a)*	16,905	2,990,833
		12,040,881
Health Care Providers & Services — 4.1%
BioTelemetry, Inc. (United States)*	13,822	640,097
HealthEquity, Inc. (United States)*	37,986	2,388,939
		3,029,036
Health Care Technology — 4.6%
Teladoc, Inc. (United States) (a)*	40,825	3,418,686
Insurance — 1.8%
Goosehead Insurance, Inc., Class A (United States) (a)	32,998	1,337,079
Machinery — 4.3%
John Bean Technologies Corp. (United States)	16,560	1,814,148
Proto Labs, Inc. (United States)*	14,536	1,408,393
		3,222,541
Media — 2.8%
Cardlytics, Inc. (United States)*	38,020	2,131,021
Real Estate Management & Development — 10.1%
Howard Hughes Corp., (The) (United States)*	9,242	1,020,409
Jones Lang LaSalle, Inc. (United States)	17,365	2,888,320
Newmark Group, Inc., Class A (United States)	278,452	3,633,799
		7,542,528
Road & Rail — 2.5%
Landstar System, Inc. (United States)	16,675	1,857,762
Software — 21.5%
Alarm.com Holdings, Inc. (United States)*	37,429	1,632,653
Everbridge, Inc. (United States) (a)*	46,006	4,045,768
Paylocity Holding Corp. (United States)*	43,125	5,275,050
Q2 Holdings, Inc. (United States)*	32,890	2,776,903
Smartsheet, Inc., Class A (United States) (a)*	48,924	2,320,465
		16,050,839
Trading Companies & Distributors — 4.2%
Watsco, Inc. (United States)	17,480	3,110,915
Total Common Stocks (Cost $59,234,436)		71,498,725

Investments Purchased with Proceeds from Securities Lending Collateral — 20.0%
Mount Vernon Liquid Assets Portfolio, LLC, 1.81%	14,977,459	14,977,459
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $14,977,459)		14,977,459

Short-Term Investments — 4.3%
First American Treasury Obligations Fund Class X, 1.59% (United States) (b)	3,217,820	3,217,820
Total Short-Term Investments (Cost $3,217,820)		3,217,820

Total Investments (Cost $77,429,715 — 120.0%		89,694,004
Liabilities in Excess of Other Assets — (20.0)%		(14,968,329)
NET ASSETS — 100.0%
(Applicable to 2,875,000 shares outstanding)		$74,725,675

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At November 30, 2019, the market value of securities on loan was $14,571,572.
(b)	Seven-day yield as of November 30, 2019.

MFAM ETFS

NOTES TO THE SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2019

(UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Funds' investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
FOOL 100 FUND
Common Stocks	$196,892,130	$196,892,130	$-	$-	$-
Rights	151,344	-	-	151,344	-
Investments Purchased with Proceeds From Securities Lending Collateral	19,614,217	-	-	-	19,614,217
Short-Term Investments	90,880	90,880	-	-	-
Total Investments*	$216,748,571	$196,983,010	$-	$151,344	$19,614,217

SMALL-CAP GROWTH FUND
Common Stocks	$71,498,725	$71,498,725	$-	$-	$-
Investments Purchased with Proceeds From Securities Lending Collateral	14,977,459	-	-	-	14,977,459
Short-Term Investments	3,217,820	3,217,820	-	-	-
Total Investments*	$89,694,004	$74,716,545	$-	$-	$14,977,459

*	Please refer to Schedule of Investments for further details.
^	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2019, the Fool 100 Fund had Level 3 investments of $151,344.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 0.2%
Real Estate - 0.2%
Summit Industrial Income REIT (a)	50,000	$483,325

TOTAL COMMON STOCKS		483,325
(Cost $267,661)

REITS - 67.4%
Financials - 33.0%
AG Mortgage Investment Trust, Inc. - Series C, 8.00% (3 Month LIBOR USD + 6.48%) (b)	30,000	788,100
AGNC Investment Corp.	60,300	1,044,396
AGNC Investment Corp. - Series C, 7.00% (3 Month LIBOR USD + 5.11%) (b)(c)	183,526	4,799,205
AGNC Investment Corp. - Series D, 6.88% (3 Month LIBOR USD + 4.33%) (b)	65,000	1,653,600
Annaly Capital Management, Inc. - Series F, 6.95% (3 Month LIBOR USD + 4.99%) (b)(c)	207,481	5,305,289
Annaly Capital Management, Inc. - Series G, 6.50% (3 Month LIBOR USD + 4.17%) (b)	38,970	973,471
Annaly Capital Management, Inc. - Series I, 6.75% (3 Month LIBOR USD + 4.99%) (b)	175,800	4,486,416
Apollo Commercial Real Estate Finance, Inc. (c)	100,000	1,827,000
Arbor Realty Trust, Inc. (c)	361,685	5,483,145
ARMOUR Residential REIT, Inc. - Series B, 7.88%	120,155	3,015,890
Blackstone Mortgage Trust, Inc. (c)	85,000	3,113,550
Chimera Investment Corp. - Series A, 8.00% (c)	106,725	2,826,078
Chimera Investment Corp. - Series B, 8.00% (3 Month LIBOR USD + 5.79%) (b)(c)	121,888	3,208,092
Chimera Investment Corp. - Series C, 7.75% (3 Month LIBOR USD + 4.74%) (b)	135,468	3,459,853
Chimera Investment Corp. - Series D, 8.00% (3 Month LIBOR USD + 5.38%) (b)(c)	146,447	3,812,015
Colony Credit Real Estate, Inc.	35,000	463,750
Ellington Financial, Inc., 6.75% (3 Month LIBOR USD + 5.20%) (b)	40,000	1,017,600
Exantas Capital Corp.	176,047	2,119,606
Exantas Capital Corp., 8.63% (3 Month LIBOR USD + 5.93%) (b)	60,000	1,560,000
Granite Point Mortgage Trust, Inc. (c)	159,570	2,899,387
Invesco Mortgage Capital, Inc. - Series C, 7.50% (3 Month LIBOR USD + 5.29%) (b)	179,539	4,750,602
KKR Real Estate Finance Trust, Inc.	35,533	717,411
Ladder Capital Corp.	20,000	345,800
New Residential Investment Corp.	133,814	2,074,117
New Residential Investment Corp. - Series A, 7.50% (3 Month LIBOR USD + 5.80%) (b)	139,113	3,654,499
New Residential Investment Corp. - Series B, 7.13% (3 Month LIBOR USD + 5.64%) (b)	124,501	3,151,120
New York Mortgage Trust, Inc. - Series B, 7.75%	2,429	60,798
New York Mortgage Trust, Inc. - Series D, 8.00% (3 Month LIBOR USD + 5.70%) (b)	13,819	349,621
Pebblebrook Hotel Trust	100,000	2,620,000
PennyMac Mortgage Investment Trust - Series A, 8.13% (3 Month LIBOR USD + 5.83%) (b)(c)	88,379	2,355,300
PennyMac Mortgage Investment Trust - Series B, 8.00% (3 Month LIBOR USD + 5.99%) (b)(c)	162,406	4,216,060
Ready Capital Corp., 6.20%	68,200	1,724,587
Ready Capital Corp.	86,996	1,371,927
RLJ Lodging Trust	40,000	683,600
STAG Industrial, Inc.	67,500	2,091,825
Starwood Property Trust, Inc.	125,000	3,062,500
Sunstone Hotel Investors, Inc.	77,010	1,078,140
TPG RE Finance Trust, Inc. (c)	160,234	3,244,738
Two Harbors Investment Corp. - Series A, 8.13% (3 Month LIBOR USD + 5.66%) (b)(c)	57,466	1,578,591
Two Harbors Investment Corp. - Series C, 7.25% (3 Month LIBOR USD + 5.01%) (b)(c)	77,619	1,993,256
Two Harbors Investment Corp. - Series D, 7.75%	5,500	139,987
Two Harbors Investment Corp. - Series E, 7.50% (c)	93,366	2,358,425
		97,479,347

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Real Estate - 34.4%
American Finance Trust, Inc. - Series A, 7.50%	87,500	2,235,625
American Homes 4 Rent - Series D, 6.50%	179,399	4,719,988
American Homes 4 Rent - Series E, 6.35%	16,181	421,030
American Homes 4 Rent - Series F, 5.88%	6,029	156,995
American Homes 4 Rent - Series G, 5.88%	40,307	1,052,416
American Homes 4 Rent - Series H, 6.25%	19,659	525,485
Armada Hoffler Properties, Inc. - Series A, 6.75%	35,000	948,850
Ashford Hospitality Trust, Inc. - Series D, 8.45% (c)	25,795	649,415
Ashford Hospitality Trust, Inc. - Series F, 7.38% (c)	104,645	2,315,794
Ashford Hospitality Trust, Inc. - Series H, 7.50%	152,343	3,333,265
Ashford Hospitality Trust, Inc. - Series I, 7.50% (c)	130,647	2,841,572
Bluerock Residential Growth REIT, Inc. (c)	125,000	1,532,500
Bluerock Residential Growth REIT, Inc. - Series C, 7.63%	6,174	161,573
Bluerock Residential Growth REIT, Inc. - Series D, 7.13%	53,500	1,382,975
Braemar Hotels & Resorts, Inc. - Series D, 8.25%	33,300	895,270
Brookfield Property REIT, Inc. - Series A, 6.38%	7,884	199,071
City Office REIT, Inc.	70,000	940,100
City Office REIT, Inc. - Series A, 6.63%	76,926	1,963,921
Colony Capital, Inc.	181,486	885,652
Colony Capital, Inc. - Series B, 8.25%	67,764	1,719,850
Colony Capital, Inc. - Series E, 8.75% (c)	235,552	5,910,000
Colony Capital, Inc. - Series H, 7.13% (c)	167,228	3,857,950
Colony Capital, Inc. - Series I, 7.15% (c)	110,000	2,544,300
Colony Capital, Inc. - Series J, 7.13%	133,811	3,074,977
Digital Realty Trust, Inc. - Series G, 5.88%	21,600	546,480
Digital Realty Trust, Inc. - Series K, 5.85%	50,000	1,335,500
Digital Realty Trust, Inc. - Series L, 5.20%	60,000	1,518,600
Global Medical REIT, Inc. - Series A, 7.50% (c)	10,000	263,349
Global Net Lease, Inc. - Series A, 7.25% (c)	127,780	3,331,225
Global Net Lease, Inc. - Series B, 6.88%	75,000	1,860,000
Hersha Hospitality Trust - Series E, 6.50% (c)	80,892	2,049,803
Investors Real Estate Trust - Series C, 6.63% (c)	67,500	1,757,025
Iron Mountain, Inc.	27,500	883,300
iStar, Inc. - Series D, 8.00% (c)	96,610	2,500,267
iStar, Inc. - Series I, 7.50%	54,840	1,395,130
MGM Growth Properties LLC	10,000	309,900
Monmouth Real Estate Investment Corp. - Series C, 6.13%	115,202	2,878,898
National Storage Affiliates Trust - Series A, 6.00%	98,622	2,643,070
Office Properties Income Trust, 5.88%	14,627	374,744
Pebblebrook Hotel Trust - Series C, 6.50%	10,282	260,032
Pebblebrook Hotel Trust - Series E, 6.38%	48,380	1,218,208
Pennsylvania Real Estate Investment Trust	196,001	1,128,966
Pennsylvania Real Estate Investment Trust - Series C, 7.20%	26,308	560,886
Plymouth Industrial REIT, Inc.	15,000	278,100
PS Business Parks, Inc. - Series Z, 4.88%	50,000	1,252,500
Public Storage - Series I, 4.88%	50,000	1,294,500
QTS Realty Trust, Inc. - Series A, 7.13%	88,528	2,434,520
QTS Realty Trust, Inc. - Series B, 6.50%	10,085	1,273,029
Rexford Industrial Realty, Inc. - Series A, 5.88%	40,800	1,046,520
RLJ Lodging Trust - Series A, 1.95%	200,400	5,709,396
Sabra Health Care REIT, Inc.	121,700	2,711,476
Seritage Growth Properties	500	21,140
Seritage Growth Properties - Series A, 7.00%	56,000	1,423,800
Simon Property Group, Inc.	12,000	1,814,520
Summit Hotel Properties, Inc. - Series E, 6.25%	45,125	1,135,796
Sunstone Hotel Investors, Inc. - Series E, 6.95%	40,000	1,043,600
UMH Properties, Inc. - Series C, 6.75%	70,300	1,817,958
UMH Properties, Inc. - Series D, 6.38% (c)	50,000	1,250,000
VEREIT, Inc.	360,000	3,513,600
Vornado Realty Trust - Series L, 5.40%	17,874	450,603
Washington Prime Group, Inc.	330,853	1,376,348
Washington Prime Group, Inc. - Series H, 7.50%	26,584	600,267
WPT Industrial Real Estate Investment Trust (a)	12,300	172,200
		101,703,830

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
TOTAL REITS		199,183,177
(Cost $187,351,656)

PREFERRED STOCKS - 27.9%
Consumer Discretionary - 0.0%
Ford Motor Co., 6.20%	917	23,603
Energy - 9.1%
Crestwood Equity Partners LP, 9.25%	380,000	3,488,400
DCP Midstream LP - Series B, 7.88% (3 Month LIBOR USD + 4.92%) (b)(c)	95,000	2,183,100
DCP Midstream LP - Series C, 7.95% (3 Month LIBOR USD + 4.88%) (b)	4,797	114,552
Energy Transfer Partners LP - Series C, 7.38% (3 Month LIBOR USD + 4.53%) (b)(c)	149,605	3,452,883
Energy Transfer Partners LP - Series D, 7.63% (3 Month LIBOR USD + 4.74%) (b)(c)	180,918	4,296,803
Energy Transfer Partners LP - Series E, 7.60% (3 Month LIBOR USD + 5.16%) (b)	36,500	880,380
GasLog Partners LP - Series A, 8.63% (3 Month LIBOR USD + 6.31%) (a)(b)(c)	41,500	1,044,555
GasLog Partners LP - Series B, 8.20% (3 Month LIBOR USD + 5.84%) (a)(b)(c)	46,000	1,126,080
GasLog Partners LP - Series C, 8.50% (3 Month LIBOR USD + 5.32%) (a)(b)	25,000	610,000
NGL Energy Partners LP - Series B, 9.00% (3 Month LIBOR USD + 7.21%) (b)	98,967	2,469,227
NuStar Energy LP - Series A, 8.50% (3 Month LIBOR USD + 6.77%) (b)(c)	60,000	1,428,600
NuStar Energy LP - Series B, 7.63% (3 Month LIBOR USD + 5.64%) (b)(c)	25,000	548,500
NuStar Energy LP - Series C, 9.00% (3 Month LIBOR USD + 6.88%) (b)(c)	50,000	1,246,500
Teekay LNG Partners LP - Series B, 8.50% (3 Month LIBOR USD + 6.24%) (a)(b)(c)	103,714	2,681,007
Tsakos Energy Navigation Ltd. - Series F, 9.50% (T-BILL 1MO + 6.54%) (b)	54,756	1,262,126
		26,832,713

Financials - 11.2%
Affiliated Managers Group, Inc., 5.88%	27,692	727,746
AG Mortgage Investment Trust, Inc. - Series A, 8.25%	11,000	279,198
AG Mortgage Investment Trust, Inc. - Series B, 8.00%	41,819	1,058,439
American Equity Investment Life Holding Co. - Series A, 5.95% (5 Year CMT Rate + 4.32%) (b)	40,000	1,012,400
Annaly Capital Management, Inc. - Series D, 7.50%	37,684	956,043
Arbor Realty Trust, Inc. - Series B, 7.75%	17,223	446,765
Athene Holding Ltd. - Series A, 6.35% (3 Month LIBOR USD + 4.25%) (a)(b)	32,880	904,200
B. Riley Financial, Inc., 6.50%	46,975	1,182,361
Bank of America Corp. - Series KK, 5.38%	40,000	1,056,000
Capital One Financial Corp. - Series I, 5.00%	70,000	1,739,500
Capstead Mortgage Corp. - Series E, 7.50%	48,111	1,222,019
Citizens Financial Group, Inc. - Series E, 5.00%	40,000	1,001,600
Cowen, Inc., 7.35%	40,000	1,036,400
GMAC Capital Trust I - Series 2, 7.69% (3 Month LIBOR USD + 5.79%) (b)	141,800	3,676,874
Invesco Mortgage Capital, Inc. - Series A, 7.75% (c)	77,700	2,009,322
Invesco Mortgage Capital, Inc. - Series B, 7.75% (3 Month LIBOR USD + 5.18%) (b)(c)	152,692	4,122,684
JPMorgan Chase & Co. - Series GG, 4.75%	90,000	2,271,600
KeyCorp, 5.63%	20,313	525,294
Merchants Bancorp - Series B, 6.00% (3 Month LIBOR USD + 4.57%) (b)	28,027	728,702
MFA Financial, Inc. - Series B, 7.50% (c)	75,737	1,935,838
Oaktree Capital Group LLC - Series B, 6.55%	60,000	1,615,800
Ready Capital Corp., 7.00%	49,941	1,337,919
Voya Financial, Inc. - Series B, 5.35% (5 Year CMT Rate + 3.21%) (b)	53,000	1,417,220
Wells Fargo Real Estate Investment Corp. - Series A, 6.38%	30,487	770,711
		33,034,635

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Industrials - 1.0%
Fortress Transportation & Infrastructure Investors LLC - Series A, 8.25% (3 Month LIBOR USD + 6.89%) (b)	5,500	140,360
Seaspan Corp. - Series H, 7.88% (a)	44,575	1,135,771
Seaspan Corp. - Series I, 8.00% (3 Month LIBOR USD + 5.01%) (b)	30,000	779,100
Triton International Ltd/Bermuda, 7.38%	40,000	1,044,800
		3,100,031

Real Estate - 6.0%
Ashford Hospitality Trust, Inc. - Series G, 7.38% (c)	158,920	3,405,656
Bluerock Residential Growth REIT, Inc. - Series A, 8.25%	67,991	1,796,322
Brookfield Property Partners LP - Series A-2, 6.38% (a)	35,000	887,250
Hersha Hospitality Trust - Series D, 6.50%	80,424	2,007,383
iStar, Inc. - Series G, 7.65%	53,525	1,364,887
Landmark Infrastructure Partners LP - Series B, 7.90%	51,884	1,330,825
Summit Hotel Properties, Inc. - Series D, 6.45%	17,619	448,553
UMH Properties, Inc. - Series B, 8.00% (c)	40,190	1,036,002
VEREIT, Inc. - Series F, 6.70% (c)	220,782	5,565,914
		17,842,792

Utilities - 0.6%
Sempra Energy, 5.75%	70,000	1,844,500

TOTAL PREFERRED STOCKS		82,678,274
(Cost $78,994,590)

CONVERTIBLE PREFERRED STOCKS - 0.9%
Real Estate - 0.9%
CorEnergy Infrastructure Trust, Inc. - Series A, 7.38%	100,597	2,570,253

TOTAL CONVERTIBLE PREFERRED STOCKS		2,570,253
(Cost $2,501,118)

	PRINCIPAL AMOUNT
CORPORATE BONDS - 0.2%
Real Estate - 0.3%
CBL & Associates Properties, Inc.
5.250%, 12/01/2023	1,000,000	735,115

TOTAL CORPORATE BONDS		735,115
(Cost $900,636)

CLOSED-END MUTUAL FUNDS - 3.5%
Brookfield Real Assets Income Fund, Inc.	122,798	2,691,732
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	34,000	894,880
Cohen & Steers Select Preferred and Income Fund, Inc.	29,299	878,384
Nuveen Preferred Income Opportunities Fund (c)	396,553	4,068,634
Oaktree Specialty Lending Corp.	359,200	1,903,760

TOTAL CLOSED-END MUTUAL FUNDS		10,437,390
(Cost $9,378,541)

	NUMBER OF SHARES
SHORT-TERM INVESTMENTS - 0.4%
First American Treasury Obligations Fund, 1.59% (d)	1,290,611	1,290,611

TOTAL SHORT-TERM INVESTMENTS		1,290,611
(Cost $1,290,611)

TOTAL INVESTMENTS
(Cost $280,684,813) - 100.5%		297,378,145
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(1,542,293)

TOTAL NET ASSETS - 100.0%		$295,835,852

Percentages are stated as a percent of net assets.

(a)	U.S. traded security of a foreign issuer or corporation.
(b)	Variable Rate Security. The rate shown represents the rate at November 30, 2019.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Seven-day yield as of November 30, 2019.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF SECURITIES SOLD SHORT

NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
EXCHANGE TRADED FUNDS - (1.2%)
Finance and Insurance - (1.2%)
iShares Mortgage Real Estate ETF	(77,500)	$(3,403,025)

TOTAL EXCHANGE TRADED FUNDS		(3,403,025)
(Proceeds $3,208,982)

REITS - (0.1%)
Real Estate - (0.1%)
Seritage Growth Properties	(9,600)	(405,888)

TOTAL REITS		(405,888)
(Proceeds $386,814)

TOTAL SECURITIES SOLD SHORT		$(3,808,913)
(Proceeds $3,595,796) - (1.3%)

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are

The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Common Stocks
Real Estate	$483,325	$483,325	$-	$-
Total Common Stocks	483,325	483,325	-	-
REITs
Financials	97,479,347	97,479,347	-	-
Real Estate	101,703,830	99,384,760	2,319,070	-
Total REITs	199,183,177	196,864,107	2,319,070	-
Preferred Stocks
Consumer Discretionary	23,603	23,603	-	-
Energy	26,832,713	26,832,713	-	-
Financials	33,034,635	33,034,635		-
Industrials	3,100,031	3,100,031	-	-
Real Estate	17,842,792	17,842,792		-
Utilities	1,844,500	1,844,500	-	-
Total Preferred Stocks	82,678,274	82,678,274	-	-
Convertible Preferred Stocks
Real Estate	2,570,253	2,570,253	-	-
Total Convertible Preferred Stocks	2,570,253	2,570,253	-	-
Corporate Bonds
Real Estate	735,115	-	735,115	-
Total Corporate Bonds	735,115	-	735,115	-
Closed-End Mutual Funds	10,437,390	10,437,390	-	-
Short-Term Investments	1,290,611	1,290,611	-	-
Total Investments in Securities	$297,378,145	$294,323,960	$3,054,185	$-
Total Assets	$297,378,145	$294,323,960	$3,054,185	$-
Liabilities
Securities Sold Short	$(3,808,913)	$(3,808,913)	$-	$-
Total Liabilities	$(3,808,913)	$(3,808,913)	$-	$-

ORINDA INCOME OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair value pricing are categorized as Level 2 in the hierarchy.

For the period ending November 30, 2019, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

SCHNEIDER SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019

	Number of Shares	Value
COMMON STOCKS — 99.7%
Auto Parts & Equipment — 6.6%
Adient PLC*	90,749	$1,983,773
Banks — 9.4%
Cadence BanCorp	49,921	824,196
HomeStreet, Inc.*	5,264	168,027
MidWestOne Financial Group, Inc.	5,615	190,910
OFG Bancorp	11,513	246,954
Synovus Financial Corp.	36,068	1,373,830
		2,803,917
Chemicals — 12.4%
Koppers Holdings, Inc.*	35,862	1,328,687
Olin Corp.	20,710	362,839
UNIVAR, Inc.*(a)	50,266	1,177,230
Venator Materials PLC*	221,045	815,656
		3,684,412
Commercial Services — 8.0%
Herc Holdings, Inc.*	43,407	2,029,712
Hudson Global, Inc.*	29,914	363,754
		2,393,466
Health Care Equipment & Supplies — 0.0%
Invacare Corp.	378	3,300
Information Technology — 8.9%
Intevac, Inc.*	446,433	2,665,205
Insurance — 10.9%
Assured Guaranty Ltd.	20,924	1,038,877
Brighthouse Financial, Inc.*	44,709	1,840,222
Kingstone Cos., Inc.	45,180	344,723
		3,223,822
Manufacturing — 3.0%
Intrepid Potash, Inc.*(a)	101,304	230,973
Manitowoc Company, Inc., (The)*	39,848	637,568
REV Group, Inc.	3,000	39,000
		907,541

The accompanying notes are an integral part of the portfolio of investments.

SCHNEIDER SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

NOVEMBER 30, 2019

	Number of Shares	Value
Oil & Gas — 10.2%
Chesapeake Energy Corp.*(a)	2,471	1,471
Halcon Resources Corp.*(c)	3,985	127,161
SM Energy Co.(a)	99,000	822,690
Transocean Ltd.*(a)	329,465	1,640,736
Whiting Petroleum Corp.*(a)	91,302	418,163
		3,010,221
Oil & Gas Services — 2.5%
McDermott International, Inc.*(a)	11,782	9,430
NexTier Oilfield Solutions, Inc.*	156,382	749,070
		758,500
Pharmaceuticals — 0.1%
Mylan NV*	1,000	18,780
Plastics Product Manufacturing — 2.0%
Newell Brands, Inc.(a)	31,193	599,529
Real Estate Investment Trust — 7.6%
Alexander & Baldwin, Inc.(a)	24,562	532,504
Boardwalk Real Estate Investment Trust(a)	46,991	1,720,811
		2,253,315
Retail — 0.3%
Tuesday Morning Corp.*(a)	54,368	85,901
Semiconductors — 1.6%
Kulicke & Soffa Industries, Inc.	19,100	479,219
Telecommunications — 8.6%
Aviat Networks, Inc.*	182,441	2,523,159
UTStarcom Holdings Corp.*	15,755	47,108
		2,570,267
Transportation — 7.6%
Diamond S Shipping, Inc.*	22,792	328,889
Scorpio Tankers, Inc.	55,928	1,923,364
Stolt-Nielsen Ltd.	2,375	28,262
		2,280,515
TOTAL COMMON STOCKS
(Cost $36,580,963)		29,721,683
WARRANTS — 0.0%
Oil & Gas — 0.0%
Halcon Resources Corp. Expiration Date October 8, 2022 (c)	6,153	–
Halcon Resources Corp. Expiration Date October 8, 2022 *(c)	4,922	–
Halcon Resources Corp. Expiration Date September 10, 2022 *(c)	7,911	–
TOTAL WARRANTS
(Cost $0)		–
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL— 14.8%
Mount Vernon Liquid Assets Portfolio, LLC, 1.81%	4,430,263	4,430,263
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $4,430,263)		4,430,263
SHORT-TERM INVESTMENTS — 0.5%
First American Government Obligations Fund, Class X, 1.56% (b)	162,490	162,490
TOTAL SHORT-TERM INVESTMENTS
(Cost $162,490)		162,490
TOTAL INVESTMENTS — 115.0%
(Cost $41,173,716)		34,314,436
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.0)%		(4,480,394)
NET ASSETS — 100.0%		$29,834,042

*	Non-income producing security.
PLC	Public Limited Company
(a)	All or a portion of the security is on loan. At November 30, 2019, the market value of securities on loan was $4,166,792.
(b)	Seven day yield as of November 30, 2019.
(c)	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors as of November 30, 2019, these securities amounted to $127,161 or 0.4% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the portfolio of investments.

THE SCHNEIDER FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

securities.

THE SCHNEIDER FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

The following is a summary of inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stocks	$29,721,683	$27,873,712	$1,720,810	127,161		$-
Warrants	-	-	-	-	***	-
Investments Purchased with Proceeds from Securities Lending Collateral	4,430,263	-	-	-		4,430,263
Short-Term Investments	162,490	162,490	-	-		-
Total**	$34,314,436	$28,036,202	$1,720,810	$127,161		$4,430,263

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
**	Please refer to the Portfolio of Investments for further details.
***	Value equals zero as of the end of the reporting period.

At the end of each period, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

SGI U.S. LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS - 96.7%
Aerospace/Defense — 1.6%
L3Harris Technologies, Inc.	39,400	$7,922,946
Lockheed Martin Corp.	3,100	1,212,193
		9,135,139
Apparel — 0.2%
VF Corp.	12,300	1,089,042
Banks — 1.6%
Huntington Bancshares Inc.	71,500	1,064,635
Northern Trust Corp.	43,900	4,707,836
Regions Financial Corp.	68,700	1,143,168
Umpqua Holdings Corp.	134,300	2,198,491
		9,114,130
Beverages — 1.4%
PepsiCo, Inc.	59,100	8,027,553
Chemicals — 2.0%
Air Products & Chemicals, Inc.	17,000	4,017,610
CF Industries Holdings, Inc.	132,700	6,132,067
Ecolab, Inc.	5,200	970,684
		11,120,361
Commercial Services — 3.2%
Robert Half International, Inc.	44,100	2,566,620
S&P Global, Inc.	57,400	15,190,910
		17,757,530
Computers — 3.2%
Accenture PLC, Class A, (Ireland)	25,700	5,169,812
Amdocs Ltd	44,700	3,097,710
Apple, Inc.	4,700	1,256,075
Cognizant Technology Solutions Corp., Class A	127,100	8,148,381
		17,671,978
Cosmetics & Personal Care — 2.3%
Colgate-Palmolive Co.	150,800	10,227,256
Procter & Gamble Co., (The)	20,100	2,453,406
		12,680,662
Distribution/Wholesale — 1.6%
Copart, Inc.*	101,300	9,015,700
Diversified Financial Services — 2.0%
Cboe Global Markets, Inc.	76,100	9,048,290
T Rowe Price Group, Inc.	15,600	1,927,536
		10,975,826
Electric — 8.7%
Alliant Energy Corp.	20,400	1,081,200
Avangrid, Inc.	228,000	11,067,120
Consolidated Edison, Inc.	11,600	1,007,924
DTE Energy Co.	43,500	5,434,890
Evergy, Inc.	157,000	9,933,390
Eversource Energy	48,800	4,032,832
OGE Energy Corp.	167,400	7,040,844
Pinnacle West Capital Corp.	18,600	1,625,454
Sempra Energy	8,200	1,207,614
Xcel Energy, Inc.	91,600	5,632,484
		48,063,752
Electronics — 2.1%
Garmin Ltd., (Switzerland)	22,200	2,168,718
Mettler-Toledo International, Inc.*	1,700	1,222,997
National Instruments Corp.	173,500	7,307,820
TE Connectivity Ltd., (Switzerland)	11,400	1,056,894
		11,756,429
Environmental Control — 0.9%
Republic Services, Inc.	37,700	3,342,105
Waste Management, Inc.	13,500	1,524,285
		4,866,390

The accompanying notes are an integral part of the portfolio of investments.

SGI U.S. LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Food — 8.6%
Flowers Foods, Inc.	645,500	13,897,615
Hershey Co., (The)	92,700	13,734,432
Ingredion, Inc.	108,400	9,015,628
Sysco Corp.	134,600	10,842,030
		47,489,705
Gas — 1.2%
National Fuel Gas Co.	145,800	6,563,916
Healthcare-Products — 1.7%
Baxter International, Inc.	62,400	5,114,928
IDEXX Laboratories, Inc.*	16,300	4,100,754
		9,215,682
Healthcare-Services — 1.8%
Chemed Corp.	2,900	1,247,058
Humana, Inc.	3,400	1,160,182
UnitedHealth Group, Inc.	26,500	7,416,555
		9,823,795
Home Builders — 2.9%
NVR, Inc.*	4,200	15,925,938
Home Furnishings — 0.2%
Dolby Laboratories Inc., Class A	16,700	1,150,296
Household Products & Wares — 0.3%
Clorox Co., (The)	10,000	1,482,300
Housewares — 2.2%
Toro Co., (The)	155,200	12,133,536
Insurance — 2.7%
Allstate Corp., (The)	35,900	3,997,465
American International Group, Inc.	110,900	5,839,994
First American Financial Corp.	48,800	3,104,656
Progressive Corp., (The)	31,500	2,301,075
		15,243,190
Internet — 0.7%
Alphabet, Inc., Class A*	1,500	1,956,135
CDW Corp.	14,000	1,890,700
		3,846,835
Lodging — 1.5%
Choice Hotels International, Inc.	84,800	8,246,800
Machinery-Diversified — 0.7%
Graco, Inc.	83,300	4,024,223
Media — 2.7%
Charter Communications, Inc., Class A*	20,600	9,682,206
Comcast Corp., Class A	115,100	5,081,665
		14,763,871
Mining — 1.3%
Royal Gold, Inc.	60,600	7,106,562
Oil & Gas — 0.4%
Exxon Mobil Corp.	14,100	960,633
Phillips 66	10,100	1,158,672
		2,119,305
Pharmaceuticals — 5.3%
AbbVie, Inc.	77,200	6,772,756
Bristol-Myers Squibb Co.	147,700	8,410,038
Eli Lilly & Co.	33,300	3,907,755
Jazz Pharmaceuticals PLC, (Ireland)*	8,100	1,224,072
PRA Health Sciences, Inc.*	9,900	1,077,219
Zoetis, Inc.	68,200	8,219,464
		29,611,304
REITS — 8.6%
American Tower Corp.	17,100	3,659,913
Equity LifeStyle Properties Inc.	172,800	12,801,024
Essex Property Trust, Inc.	43,600	13,611,048
Public Storage	30,600	6,446,808
Rayonier, Inc.	184,500	5,651,235
UDR, Inc.	21,500	1,033,075
Weingarten Realty Investors	49,000	1,560,160
WP Carey, Inc.	39,100	3,261,722
		48,024,985

The accompanying notes are an integral part of the portfolio of investments.

SGI U.S. LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Retail — 9.6%
Costco Wholesale Corp.	8,500	2,548,385
Darden Restaurants, Inc.	65,000	7,698,600
Dollar General Corp.	30,500	4,799,480
Home Depot, Inc., (The)	26,800	5,909,668
Ross Stores, Inc.	13,800	1,602,870
Starbucks Corp.	43,400	3,707,662
TJX Cos, Inc., (The)	194,900	11,914,237
Tractor Supply Co.	10,100	953,844
Wal-Mart Stores, Inc.	121,500	14,469,435
		53,604,181
Semiconductors — 0.4%
Teradyne, Inc.	22,858	1,430,682
Texas Instruments, Inc.	8,300	997,743
		2,428,425
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	4,800	1,208,016
Software — 6.6%
Aspen Technology, Inc.*	9,500	1,191,300
Cadence Design Systems, Inc.*	53,600	3,765,400
Fiserv, Inc.*	89,700	10,426,728
Intuit, Inc.	27,200	7,041,808
Jack Henry & Associates, Inc.	35,800	5,439,452
Paychex, Inc.	43,400	3,737,608
Synopsys, Inc.*	37,700	5,317,208
		36,919,504
Telecommunications — 3.6%
Cisco Systems, Inc.	100,300	4,544,593
T-Mobile US, Inc.*	13,100	1,029,005
Verizon Communications, Inc.	240,800	14,505,792
		20,079,390
Water — 2.7%
American Water Works Co, Inc.	110,700	13,398,021
Aqua America, Inc.	36,500	1,615,855
		15,013,876
TOTAL COMMON STOCKS
(Cost $455,642,456)		537,300,127
EXCHANGE-TRADED FUNDS - 1.7%
iShares Core S&P 500 ETF	14,800	4,677,688
Vanguard S&P 500 ETF	16,200	4,676,130
		9,353,818
TOTAL EXCHANGE-TRADED FUNDS
(Cost $9,311,485)		9,353,818
SHORT-TERM INVESTMENTS - 1.4%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.53% (a)	7,616,228	7,616,228
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,616,228)		7,616,228
TOTAL INVESTMENTS - 99.8%
(Cost $472,570,169)		554,270,173
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		981,645
NET ASSETS - 100.0%		$555,251,818

*	Non-income producing security.
(a)	Seven-day yield as of November 30, 2019.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SGI U.S. SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS - 96.8%
Agriculture — 1.0%
Limoneira Co.	23,800	$469,931
Airlines — 0.9%
SkyWest, Inc.	6,200	388,368
Apparel — 0.7%
Rocky Brands, Inc.	11,640	324,523
Auto Parts & Equipment — 1.0%
Cooper Tire & Rubber Co.	15,509	446,970
Banks — 11.4%
Bryn Mawr Bank Corp.	11,500	451,605
Byline Bancorp, Inc.*	19,476	358,164
First Bancshares, Inc., (The)	12,500	419,500
First Financial Corp.	10,090	446,180
German American Bancorp, Inc.	12,962	436,819
Great Southern Bancorp, Inc.	7,400	451,622
HarborOne Bancorp, Inc.*	35,400	375,594
Heritage Commerce Corp.	36,000	450,000
Independent Bank Corp.	20,000	447,000
Opus Bank	17,800	457,638
Preferred Bank	7,100	391,565
QCR Holdings, Inc.	10,800	451,440
		5,137,127
Biotechnology — 0.9%
Emergent BioSolutions, Inc.*	7,200	394,992
Chemicals — 2.5%
American Vanguard Corp.	24,861	400,262
Materion Corp.	6,220	366,109
Sensient Technologies Corp.	5,700	360,753
		1,127,124
Commercial Services — 8.6%
Carriage Services, Inc.	18,104	435,401
Ennis, Inc.	20,300	418,992
ICF International, Inc.	5,100	457,623
International Money Express, Inc.*	29,400	399,546
Kelly Services, Inc., Class A	20,800	455,728
SP Plus Corp.*	9,500	416,575
TrueBlue, Inc.*	19,531	455,268
Vectrus, Inc.*	8,550	435,537
Viad Corp.	6,400	402,560
		3,877,230
Communications Equipment — 1.0%
Comtech Telecommunications Corp.	11,522	435,416
Computers — 0.9%
Sykes Enterprises, Inc.*	12,000	421,680
Diversified Financial Services — 0.9%
Provident Financial Services, Inc.	16,800	408,576
Electric — 6.9%
ALLETE, Inc.	5,500	440,605
Avista Corp.	9,600	453,888
NorthWestern Corp.	6,000	429,420
Otter Tail Corp.	9,100	447,356
PNM Resources, Inc.	9,400	455,430
Portland General Electric Co.	8,200	455,182
Unitil Corp.	6,998	427,158
		3,109,039
Electronics — 3.6%
Brady Corp., Class A	6,400	364,800
Ituran Location and Control Ltd., (Israel)	16,610	398,640
OSI Systems, Inc.*	4,700	467,603
Universal Electronics, Inc.*	7,000	389,200
		1,620,243

The accompanying notes are an integral part of the portfolio of investments.

SGI U.S. SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Engineering & Construction — 0.9%
Great Lakes Dredge & Dock Corp.*	38,200	407,976
Food — 1.9%
Ingles Markets, Inc., Class A	9,969	443,022
J&J Snack Foods Corp.	2,300	425,500
		868,522
Forest Products & Paper — 0.8%
Neenah, Inc.	4,900	356,622
Gas — 2.9%
Chesapeake Utilities Corp.	4,800	437,472
Northwest Natural Holding Co.	6,600	453,882
Southwest Gas Holdings, Inc.	5,400	409,104
		1,300,458
Healthcare-Services — 1.0%
Medpace Holdings, Inc.*	5,800	444,686
Home Builders — 1.8%
Forestar Group, Inc.*	21,100	430,440
Taylor Morrison Home Corp.*	16,200	376,164
		806,604
Household Products/Wares — 1.0%
Quanex Building Products Corp.	23,300	453,418
Insurance — 4.0%
CNO Financial Group, Inc.	28,000	507,360
FBL Financial Group, Inc., Class A	7,700	443,289
Heritage Insurance Holdings, Inc.	30,100	412,069
National General Holdings Corp.	20,600	438,574
		1,801,292
Internet — 1.1%
HealthStream, Inc.*	16,500	480,645
Investment Companies — 3.9%
Fidus Investment Corp.	28,748	459,393
Gladstone Capital Corp.	40,495	421,553
PennantPark Investment Corp.	74,977	463,358
Solar Capital Ltd.	20,500	425,375
		1,769,679
Leisure Time — 0.8%
Lindblad Expeditions Holdings, Inc.*	24,600	381,300
Lodging — 0.8%
Marcus Corp., (The)	11,600	364,936
Metal Fabricate/Hardware — 1.0%
Northwest Pipe Co.*	13,533	464,588
Miscellaneous Manufacturing — 1.0%
Myers Industries, Inc.	26,300	435,265
Office Furnishings — 1.8%
Herman Miller, Inc.	7,700	367,906
Steelcase, Inc., Class A	25,000	453,000
		820,906
Oil & Gas Services — 1.1%
Matrix Service Co.*	23,700	496,278
Pharmaceuticals — 2.2%
Amphastar Pharmaceuticals, Inc.*	26,400	515,064
BioSpecifics Technologies Corp.*	9,000	495,000
		1,010,064

The accompanying notes are an integral part of the portfolio of investments.

SGI U.S. SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
REITS — 15.8%
American Assets Trust, Inc.	9,720	461,992
Apple Hospitality REIT, Inc.	26,000	422,760
Ares Commercial Real Estate Corp.	27,377	428,176
Cherry Hill Mortgage Investment Corp.	31,200	467,376
Chimera Investment Corp.	21,100	429,807
Exantas Capital Corp.	38,270	460,771
First Industrial Realty Trust, Inc.	10,900	464,122
Investors Real Estate Trust	5,900	456,188
Lexington Realty Trust	41,700	462,036
National Health Investors, Inc.	5,600	453,544
One Liberty Properties, Inc.	16,400	447,884
Saul Centers, Inc.	7,882	418,849
Summit Hotel Properties, Inc.	37,900	459,348
Urstadt Biddle Properties, Inc., Class A	18,400	448,408
Western Asset Mortgage Capital Corp.	45,100	463,628
Whitestone REIT	32,400	454,896
		7,199,785
Retail — 3.9%
Foundation Building Materials, Inc.*	20,789	424,927
PC Connection, Inc.	9,194	453,448
Rush Enterprises, Inc., Class A	10,200	467,364
Ruth's Hospitality Group, Inc.	18,000	420,660
		1,766,399
Savings & Loans — 1.0%
Flushing Financial Corp.	20,265	429,618
Semiconductors — 1.0%
Photronics, Inc.*	37,273	438,331
Software — 2.0%
Computer Programs & Systems, Inc.	16,700	444,053
CSG Systems International, Inc.	8,200	468,958
		913,011
Telecommunications — 0.9%
InterDigital, Inc.	7,100	403,280
Textiles — 1.0%
UniFirst Corp.	2,100	433,125
Water — 2.9%
American States Water Co.	4,600	392,334
California Water Service Group	8,689	446,614
Middlesex Water Co.	7,200	452,232
		1,291,180
TOTAL COMMON STOCKS
(Cost $40,748,160)		43,699,187
EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 2000 ETF	2,100	339,717
Vanguard Russell 2000 ETF	2,600	338,130
		677,847
TOTAL EXCHANGE-TRADED FUNDS
(Cost $667,079)		677,847
SHORT-TERM INVESTMENTS - 1.6%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.53% (a)	740,655	740,655
TOTAL SHORT-TERM INVESTMENTS
(Cost $740,655)		740,655
TOTAL INVESTMENTS - 99.9%
(Cost $42,155,894)		45,117,689
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		61,446
NET ASSETS - 100.0%		$45,179,135

*	Non-income producing security.
(a)	Seven-day yield as of November 30, 2019.
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SGI GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS - 92.4%
Apparel — 1.8%
NIKE, Inc., Class B	5,500	$514,195
Banks — 3.8%
Canadian Imperial Bank of Commerce, (Canada)	6,300	547,470
Royal Bank of Canada, (Canada)	6,400	523,200
		1,070,670
Beverages — 3.5%
Coca-Cola Co., (The)	9,500	507,300
PepsiCo, Inc.	3,600	488,988
		996,288
Chemicals — 2.0%
Linde PLC, (Ireland)	2,700	556,767
Computers — 3.8%
CGI, Inc.*	6,600	548,724
Genpact Ltd.	13,000	529,100
		1,077,824
Cosmetics & Personal Care — 1.8%
Procter & Gamble Co., (The)	4,080	498,005
Diversified Financial Services — 2.0%
T Rowe Price Group, Inc.	4,700	580,732
Electric — 5.2%
Algonquin Power & Utilities Corp., (Canada)	36,400	508,144
Fortis Inc., (Canada)	11,900	465,171
Sempra Energy	3,500	515,445
		1,488,760
Environmental Control — 1.8%
Waste Connections, Inc., (Canada)	5,500	498,025
Food — 3.7%
Hershey Co., (The)	3,200	474,112
Lancaster Colony Corp.	3,700	584,711
		1,058,823
Healthcare-Products — 1.9%
Medtronic PLC, (Ireland)	4,800	534,672
Household Products & Wares — 1.8%
Clorox Co., (The)	3,500	518,805
Insurance — 3.7%
Berkshire Hathaway, Inc., Class B*	2,500	550,750
Chubb Ltd., (Switzerland)	3,220	487,766
		1,038,516
Internet — 1.8%
Alphabet, Inc., Class C*	400	521,984
Media — 3.7%
Shaw Communications, Inc., Class B (Canada)	25,700	534,303
Thomson Reuters Corp., (Canada)	7,500	529,125
		1,063,428
Oil & Gas — 5.5%
BP PLC, (United Kingdom), SP ADR	14,000	523,880
Enbridge, Inc., (Canada)	15,200	577,600
Royal Dutch Shell PLC, (Netherlands), Class A, SP ADR	8,200	471,418
		1,572,898
Pharmaceuticals — 13.6%
Eli Lilly & Co.	4,770	559,759
GlaxoSmithKline PLC, (United Kingdom) SP ADR	12,500	568,500
Merck & Co., Inc.	6,100	531,798
Novartis AG, (Switzerland), SP ADR	6,000	553,800
Novo Nordisk, (Denmark), SP ADR	10,000	561,500
Pfizer, Inc.	14,300	550,836
Sanofi, (France) ADR	11,370	530,752
		3,856,945
REITS — 1.6%
Public Storage	2,100	442,428
Retail — 7.3%
McDonald's Corp.	2,420	470,642
Starbucks Corp.	6,000	512,580
TJX Cos, Inc., (The)	9,300	568,509
Wal-Mart Stores, Inc.	4,260	507,323
		2,059,054

The accompanying notes are an integral part of the portfolio of investments.

SGI GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

NOVEMBER 30, 2019 (UNAUDITED)

	Number of Shares	Value
Software — 5.9%
Microsoft Corp.	3,700	560,106
Nice Ltd., (Isreal), SP ADR	3,500	530,215
SAP SE, (Germany), SP ADR	4,300	584,585
		1,674,906
Telecommunications — 14.3%
BCE, Inc., (Canada)	10,480	503,773
China Mobile Ltd., (China) SP ADR	12,100	456,533
Orange SA, (France), SP ADR	33,000	538,560
Rogers Communications, Inc., Class B (Canada)	10,400	502,424
SK Telecom Co Ltd. (Korea), SP ADR	23,300	534,036
Telekomunikasi Indonesia Persero Tbk PT, (Indonesia), SP ADR	17,300	478,691
TELUS Corp. (Canada)	14,200	536,050
Verizon Communications, Inc.	8,600	518,064
		4,068,131
Transportation — 1.9%
Canadian National Railway Co., (Canada)	5,900	537,431
TOTAL COMMON STOCKS
(Cost $23,784,102)		26,229,287
EXCHANGE-TRADED FUNDS - 5.2%
iShares Core S&P 500 ETF	1,100	347,666
iShares MSCI ACWI ETF	4,900	379,946
Vanguard S&P 500 ETF	1,200	346,380
Vanguard Total World Stock ETF	4,900	386,512
		1,460,504
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,421,219)		1,460,504
SHORT-TERM INVESTMENTS - 2.3%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.53% (a)	652,226	652,226
TOTAL SHORT-TERM INVESTMENTS
(Cost $652,226)		652,226
TOTAL INVESTMENTS - 99.9%
(Cost $25,857,547)		28,342,017
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		39,177
NET ASSETS - 100.0%		$28,381,194

*	Non-income producing security.
(a)	Seven-day yield as of November 30, 2019.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying funds are valued at the SGI U.S. Large Cap Equity Fund, the SGI U.S. Small Cap Equity Fund, and the SGI Global Equity Fund (each a "Fund", collectively the "Funds") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing each Fund's investments carried at fair value:

SGI U.S. Large Cap Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$537,300,127	$537,300,127	$-	$-
Exchange-Traded Funds	9,353,818	9,353,818	-	-
Short-Term Investments	7,616,228	7,616,228	-	-
Total Investments*	$554,270,173	$554,270,173	$-	$-

SGI U.S. Small Cap Equity Fund
Common Stocks	$43,699,187	$43,699,187	$-	$-
Exchange-Traded Funds	677,847	677,847	-	-
Short-Term Investments	740,655	740,655	-	-
Total Investments*	$45,117,689	$45,117,689	$-	$-

SGI Global Equity Fund
Common Stocks	$26,229,287	$26,229,287	$-	$-
Exchange-Traded Funds	1,460,504	1,460,504	-	-
Short-Term Investments	652,226	652,226	-	-
Total Investments*	$28,342,017	$28,342,017	$-	$-

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	1/24/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	1/24/2020

By (Signature and Title)*	/s/ James Shaw
James Shaw, Treasurer
(principal financial officer)

Date	1/24/2020

*	Print the name and title of each signing officer under his or her signature.